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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08367

___________________________________

Evergreen Municipal Trust

_____________________________________________________________
(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

_____________________________________________________________
(Address of principal executive offices)           (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

________________________

Date of fiscal year end: Registrant is making an annual filing for 5 of its series, Evergreen High Grade Municipal Bond Fund, Evergreen High Income Municipal Bond Fund, Evergreen Municipal Bond Fund, Evergreen Short-Intermediate Municipal Bond Fund and Evergreen Offit National Municipal Bond Fund, for the year ended May 31, 2003. These 5 series have a 5/31 fiscal year end.

Date of reporting period: 5/31/2003

_______________

Item 1 - Reports to Stockholders.

Evergreen High Grade Municipal Bond Fund

Evergreen

HIGH GRADE MUNICIPAL BOND FUND

Annual Report
as of May 31, 2003

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS

4	FUND AT A GLANCE

5	PORTFOLIO MANAGER COMMENTARY

6	FINANCIAL HIGHLIGHTS

10	SCHEDULE OF INVESTMENTS

17	STATEMENT OF ASSETS AND LIABILITIES

18	STATEMENT OF OPERATIONS

19	STATEMENTS OF CHANGES IN NET ASSETS

20	NOTES TO FINANCIAL STATEMENTS

24	INDEPENDENT AUDITORS’ REPORT

25	ADDITIONAL INFORMATION

28	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen Investments(SM) is a service mark of Evergreen Investment Management Company, LLC. Copyright 2003.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc., 90 Park Avenue,10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

July 2003

Dear Evergreen Shareholder,

We are pleased to provide the annual report for Evergreen High Grade Municipal Bond Fund, which covers the 12-month period ended May 31, 2003.

Investors in the municipal bond market have generally benefited from the uncertainty and events that have undermined other segments of the capital market. Uncertainty over the strength of the economic recovery and fears of war and terror, combined to challenge equity investments as well as certain segments of the fixed income market. While periodic strength in stocks competed with bonds for investment dollars, those investors employing proper diversification strategies managed to weather the volatility on a relative basis. Particularly in the municipal market, those investors who paid heed to maturity and quality during the volatility were able to manage risks effectively. While many other areas within the financial markets remained in turmoil, many municipal bond investors benefited from falling yields due in part to uncertain geopolitical risks, an uneven economic recovery, and continued volatility in the equity markets.

Several developments occurred over the past year and these trends may continue in coming months. First, the weaker than expected recovery has resulted in lower tax receipts for most municipalities, increasing the need for new debt issuance. Second, the increased supply was met by healthy demand for bonds that were suitable for a broad range of investment needs. Third, many investors exiting the equity markets placed their assets in less volatile securities. This enabled many tax-free bond funds to perform well.

Dennis H. Ferro
President and Chief
Investment Officer

1

LETTER TO SHAREHOLDERS continued

So far 2003 has not offered compelling arguments for a surge in economic growth. Despite low rates and the tax law changes, investor sentiment remains guarded, as the just concluded war with Iraq and concerns over terrorism are keeping some investors on the sidelines. With the prospects for moderate economic growth, declining tax revenues, and many municipalities needing resources to fund programs, issuance could once again increase in the coming year. The degree of clarity on the geopolitical situation will determine whether or not this issuance is met with investor demand. If investors continue to underweight stocks, the increased issuance should not dilute opportunities within the municipal bond market. If investors sense an end to the global turmoil, demand may not satisfy supply.

Until economic growth improves in conjunction with the clarity on the geopolitical situation in the second half of the year, we expect interest rates to remain near 40-year lows. Unemployment rates in the range of 6% and global tensions should keep the Federal Reserve accommodative for the remainder of 2003. As the markets sense an improved outlook, though, interest rates could begin a gradual climb in the second half of the year. We believe those portfolios adopting long-term defensive strategies involving quality and yield should be adequately positioned for this scenario.

2

LETTER TO SHAREHOLDERS continued

Please visit our Web site,

Evergreen Investments.com, for more information about our funds and other investment products available to you. From the Web site, you can also access our quarterly online shareholder newsletter, Evergreen Events, through the “About Evergreen Investments” menu tab.

Thank you for your continuing support of Evergreen Investments.

Sincerely,

Dennis H. Ferro President and Chief Investment Officer Evergreen Investment Management Company, LLC

3

FUND AT A GLANCE

as of May 31, 2003

MANAGEMENT TEAM

Mathew M. Kiselak
Tax-Exempt Fixed
Income Team
Lead Manager

CURRENT INVESTMENT STYLE (2)

PERFORMANCE AND RETURNS (1)

Portfolio inception date: 2/21/1992

Class inception date	Class A 2/21/1992	Class B 1/11/1993	Class C 4/30/1999	Class I 2/28/1994

Average annual returns*
1 year with sales charge	5.58%	5.05%	7.95%	N/A

1 year w/o sales charge	10.86%	10.05%	10.05%	11.14%

5 year	4.50%	4.40%	4.68%	5.79%

10 year	5.28%	5.04%	5.37%	6.04%

*

Adjusted for maximum applicable sales charge, unless noted.

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen High Grade Municipal Bond Fund Class A shares, (1) versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares had a total return of 10.86% for the 12-month period ended May 31, 2003, excluding any applicable sales charges. During the same period, the Lehman Brothers Municipal Bond Index returned 10.36%.

During the period, fund returns were enhanced by targeting bonds in specific maturity ranges along the yield curve. These securities outperformed bonds with different maturities as the yield curve shifted. Finally, our emphasis on higher-quality securities enabled the fund to avoid credit problems associated with a weak economy.

We sought to maximize both total return and yield. We established a slightly longer duration than the fund’s peer group, enabling the fund to generate greater price appreciation as yields fell. We then focused on specific parts of the yield curve, selecting those maturity ranges that we believed provided the most attractive value and the best potential for total return.

We think the economy could remain fragile, which would help keep a ceiling on yields. However, the fact that yields are so low could cause investors to lose interest in municipal bonds; so yields may be pushed higher to stimulate demand.

(1) Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes B, C and I prior to their inception is based on the performance of Class A, the original class offered. The historical returns for Classes B, C and I have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower while returns for Class I would have been higher. The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31,1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

(2) Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 03/31/2003

The fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

The fund’s investment objective is nonfundamental and may be changed without the vote of the fund’s shareholders.

The fund’s yield will fluctuate, and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to the federal alternative minimum tax.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

All data is as of May 31, 2003, and subject to change.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,

CLASS A	2003	2002	2001	2000	1999

Net asset value, beginning of period	$10.80	$10.65	$9.99	$11.01	$11.36

Income from investment operations
Net investment income	0.46	0.47	0.47	0.48	0.48
Net realized and unrealized gains or losses on securities	0.69	0.15	0.66	(0.87)	(0.08)

Total from investment operations	1.15	0.62	1.13	(0.39)	0.40

Distributions to shareholders from
Net investment income	(0.46)	(0.47)	(0.47)	(0.48)	(0.48)
Net realized gains	0	0	0	(0.15)	(0.27)

Total distributions to shareholders	(0.46)	(0.47)	(0.47)	(0.63)	(0.75)

Net asset value, end of period	$11.49	$10.80	$10.65	$9.99	$11.01

Total return(1)	10.86%	5.92%	11.48%	(3.54%)	3.62%

Ratios and supplemental data
Net assets, end of period (thousands)	$80,942	$65,080	$56,212	$53,303	$63,018
Ratios to average net assets
Expenses(2)	0.93%	0.99%	1.04%	0.96%	0.95%
Net investment income	4.11%	4.37%	4.45%	4.61%	4.26%
Portfolio turnover rate	48%	40%	23%	108%	79%

(1)

Excluding applicable sales charges

(2)

The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,

CLASS B	2003	2002	2001	2000	1999

Net asset value, beginning of period	$10.80	$10.65	$9.99	$11.01	$11.36

Income from investment operations
Net investment income	0.38	0.39	0.39	0.40	0.40
Net realized and unrealized gains or losses on securities	0.69	0.15	0.66	(0.87)	(0.08)

Total from investment operations	1.07	0.54	1.05	(0.47)	0.32

Distributions to shareholders from
Net investment income	(0.38)	(0.39)	(0.39)	(0.40)	(0.40)
Net realized gains	0	0	0	(0.15)	(0.27)

Total distributions to shareholders	(0.38)	(0.39)	(0.39)	(0.55)	(0.67)

Net asset value, end of period	$11.49	$10.80	$10.65	$9.99	$11.01

Total return(1)	10.05%	5.13%	10.65%	(4.27%)	2.85%

Ratios and supplemental data
Net assets, end of period (thousands)	$26,460	$25,281	$33,019	$39,566	$32,088
Ratios to average net assets
Expenses(2)	1.67%	1.75%	1.79%	1.72%	1.70%
Net investment income	3.37%	3.61%	3.70%	3.89%	3.52%
Portfolio turnover rate	48%	40%	23%	108%	79%

(1)

Excluding applicable sales charges

(2)

The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,

CLASS C	2003	2002	2001	2000	1999(1),(2)

Net asset value, beginning of period	$10.80	$10.65	$9.99	$11.01	$11.14

Income from investment operations
Net investment income	0.38	0.39	0.39	0.40	0.03
Net realized and unrealized gains or losses on securities	0.69	0.15	0.66	(0.87)	(0.13)

Total from investment operations	1.07	0.54	1.05	(0.47)	(0.10)

Distributions to shareholders from
Net investment income	(0.38)	(0.39)	(0.39)	(0.40)	(0.03)
Net realized gains	0	0	0	(0.15)	0

Total distributions to shareholders	(0.38)	(0.39)	(0.39)	(0.55)	(0.03)

Net asset value, end of period	$11.49	$10.80	$10.65	$9.99	$11.01

Total return (3)	10.05%	5.13%	10.65%	(4.27%)	(0.86%)

Ratios and supplemental data
Net assets, end of period (thousands)	$12,433	$4,886	$1,496	$1,620	$1
Ratios to average net assets
Expenses (4)	1.68%	1.72%	1.79%	1.72%	1.66	%(5)
Net investment income	3.32%	3.60%	3.70%	3.92%	3.71	%(5)
Portfolio turnover rate	48%	40%	23%	108%	79%

(1)

For the period from April 30, 1999 (commencement of class operations), to May 31, 1999.

(2)

Net investment income per share is based on average shares outstanding during the period.

(3)

Excluding applicable sales charges

(4)

The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

(5)

Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,

CLASS I(1)	2003	2002	2001	2000	1999

Net asset value, beginning of period	$10.80	$10.65	$9.99	$11.01	$11.36

Income from investment operations
Net investment income	0.49	0.50	0.50	0.50	0.51
Net realized and unrealized gains or losses on securities	0.69	0.15	0.66	(0.87)	(0.08)

Total from investment operations	1.18	0.65	1.16	(0.37)	0.43

Distributions to shareholders from
Net investment income	(0.49)	(0.50)	(0.50)	(0.50)	(0.51)
Net realized gains	0	0	0	(0.15)	(0.27)

Total distributions to shareholders	(0.49)	(0.50)	(0.50)	(0.65)	(0.78)

Net asset value, end of period	$11.49	$10.80	$10.65	$9.99	$11.01

Total return	11.14%	6.18%	11.76%	(3.30%)	3.88%

Ratios and supplemental data
Net assets, end of period (thousands)	$23,936	$22,378	$20,879	$19,121	$22,264
Ratios to average net assets
Expenses(2)	0.68%	0.74%	0.79%	0.71%	0.70%
Net investment income	4.37%	4.62%	4.70%	4.86%	4.51%
Portfolio turnover rate	48%	40%	23%	108%	79%

(1)

Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

(2)

The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

May 31, 2003

	Credit Rating ^	Principal Amount	Value

MUNICIPAL OBLIGATIONS 96.6%
AIRLINES 0.1%
New York, NY IDA RB, Japan Airlines Co., 6.00%, 11/01/2015	AAA	$85,000	$91,286

AIRPORT 5.1%
Atlanta, GA Arpt. Facs. RB, 0.00%, 01/01/2010, (Insd. by AMBAC) *	AAA	1,000,000	796,230
Dallas Fort Worth, TX Intl. Arpt. RB, 9.58%, 05/01/2011, (Insd. by FSA)	AAA	1,000,000	1,176,980
Niagara, NY Frontier Arpt. Auth. RB, Greater Buffalo Intl. Arpt., Ser. A, 6.13%, 04/01/2014, (Insd. by AMBAC)	AAA	100,000	105,289
Phoenix, AZ Civic Impt. Corp. Arpt. RB, Sr. Lien, Ser. A, 5.25%, 07/01/2015, (Insd. by FSA)	AAA	1,690,000	1,894,287
Sacramento Cnty., CA Arpt. Sys. RB, Ser. A, 6.00%, 07/01/2011, (Insd. by MBIA)	AAA	1,000,000	1,124,390
San Francisco, CA City & Cnty. Arpt. RB, Commission Intl. Arpt., 5.50%, 05/01/2015, (Insd. by FSA)	AAA	2,000,000	2,240,420

			7,337,596

EDUCATION 6.5%
Arlington, TX Independent Sch. Dist. RRB, 5.25%, 02/15/2021	Aaa	1,275,000	1,404,259
Garden City, MI Sch. Dist. RB, 5.50%, 05/01/2016	AAA	1,000,000	1,147,970
Navarro Cnty., TX Junior College Dist. RRB, Cons. Fund, 5.00%, 05/15/2018, (Insd. by AMBAC)	Aaa	1,200,000	1,322,628
New York Dorm. Auth. RB:
Sch. Dist. Fin., Ser. B, 6.50%, 10/01/2017	AAA	1,000,000	1,257,100
State Univ. Edl. Facs., Ser. A, 5.88%, 05/15/2011, (Insd. By AMBAC)	AAA	250,000	301,587
Texas Pub. Fin. Auth. RB, Southern Univ. Fin. Sys., 5.50%, 11/01/2017, (Insd. by MBIA)	Aaa	1,035,000	1,188,967
Texas Tech Univ. RB, 5.50%, 08/15/2016	AAA	1,000,000	1,153,010
Univ. of Hawaii Sys. RB, Ser. A, 5.50%, 07/15/2020	AAA	500,000	564,360
Univ. of Vermont & State Agricultural College RB:
5.50%, 10/01/2017	AAA	420,000	485,302
5.50%, 10/01/2019	AAA	500,000	570,475

			9,395,658

ELECTRIC REVENUE 10.3%
Brownsville, TX Util. Sys. RRB, 6.25%, 09/01/2014, (Insd. by MBIA)	AAA	1,000,000	1,254,970
Georgia Elec. Pwr. Auth. RRB, Ser. V, 6.50%, 01/01/2012	AAA	1,315,000	1,601,394
Piedmont, SC Muni. Pwr. Agcy. RRB, Ser. A, 5.00%, 01/01/2015, (Insd. by MBIA & IBC)	AAA	2,000,000	2,136,080
Sam Rayburn, TX Muni. Pwr. Agcy. RRB, 5.75%, 10/01/2021	AA	2,000,000	2,206,380
Superior, WI Ltd. Obl. RRB, Midwest Energy, Ser. E, 6.90%, 08/01/2021, (Insd. by FGIC)	AAA	4,500,000	6,080,355
Texas Muni. Pwr. Agcy. RB:
0.00%, 09/01/2015, (Insd. by MBIA) *	AAA	2,600,000	1,590,917

			14,870,096

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

May 31, 2003

	Credit Rating ^	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - LOCAL 15.5%
Adams & Arapahoe Cnty., CO GO, Sch. Dist. 28, Ser. A, 5.25%, 12/1/18	AAA	$1,000,000	$1,139,490
Carman-Ainsworth, MI Community Sch. GO, 5.50%, 05/01/2020	AAA	420,000	473,630
Chippewa Valley, MI Sch. GO, Refunding, 5.00%, 05/01/2019	AAA	1,000,000	1,094,910
Cook Cnty., IL GO, Refunding, Ser. A, 5.63%, 11/15/2016, (Insd. by MBIA)	AAA	1,000,000	1,142,740
Elkhorn, WI Area Sch. Dist. GO, Refunding, Ser. A, 5.25%, 04/01/2021	Aaa	495,000	539,877
Forest Hills, OH Local Sch. Dist. GO, Sch. Impt., 5.70%, 12/01/2016, (Insd. by MBIA)	AAA	1,500,000	1,721,460
Kings, OH Local Sch. Dist. GO, City of Warren Sch. Impt., 7.50%, 12/01/2016, (Insd. by FGIC)	AAA	1,000,000	1,415,500
Nassau Cnty., NY GO, Refunding Combined Swr. Dist., Ser. B, 6.00%, 05/01/2014, (Insd. by FGIC)	AAA	695,000	859,590
New Haven, MI Community Sch. GO, Sch. Bldg. & Site, 5.25%, 05/01/2018	AAA	1,375,000	1,545,486
New Rochelle, NY GO, Ser. B, 6.15%, 08/15/2017, (Insd. by MBIA)	AAA	600,000	643,308
New York, NY GO, Ser. D, 5.38%, 08/01/2017, (Insd. by FGIC)	AAA	1,500,000	1,615,080
Niagara Falls, NY GO, Pub. Impt.:
7.50%, 03/01/2014, (Insd. by MBIA)	AAA	500,000	686,025
7.50%, 03/01/2016, (Insd. by MBIA)	AAA	750,000	1,050,727
Snohomish Cnty., WA Sch. Dist. GO, Refunding, 5.25%, 12/01/2015, (Insd. by FGIC)	AAA	1,000,000	1,118,580
Texarkana, TX GO:
5.00%, 02/15/2020, (Insd. by FGIC) #	AAA	1,015,000	1,100,189
5.00%, 02/15/2021, (Insd. by FGIC) #	AAA	1,070,000	1,150,860
5.00%, 05/15/2022, (Insd. by FGIC) #	AAA	1,125,000	1,202,557
Washington, DC GO, Refunding, Ser. B, 5.50%, 06/01/2012, (Insd. by FSA)	AAA	710,000	811,523
Will Cnty., IL GO, Sch. Dist. 61, 0.00%, 01/01/2016, (Insd. by FGIC) *	Aaa	2,000,000	1,191,160
Wilmington, DE GO, 5.38%, 06/01/2017	AAA	1,500,000	1,713,105

			22,215,797

GENERAL OBLIGATION - STATE 1.4%
Massachusetts GO, Refunding, Ser. B, 5.00%, 12/01/2011 ##	AAA	1,750,000	2,001,353

HOSPITAL 12.1%
Allegheny Cnty., PA Hosp. Dev. Auth. RB, South Hills Hlth. Sys., Ser. B, 6.63%, 05/01/2020	Baa1	1,000,000	1,033,310
California Hlth. Facs. Fin. Auth. RRB, Ser. A, 5.75%, 07/01/2015	AAA	1,000,000	1,102,390
Illinois Hlth. Facs. Auth. RB, Sherman Hlth. Sys., 5.25%, 08/01/2017	AAA	1,000,000	1,087,750
Illinois Hlth. Facs. Auth. RRB, Ser. AA, 6.50%, 06/01/2012, (Insd. by MBIA)	AAA	1,750,000	2,164,032
Knox Cnty., TN Hlth. & Edl. Hosp. Facs. Auth. RRB, Fort Sanders Alliance, 6.25%, 01/01/2013, (Insd. by MBIA)	AAA	1,700,000	2,071,688

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

May 31, 2003

	Credit Rating ^	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Lorain Cnty., OH Hosp. RB:
9.80%, 04/01/2011	NR	$1,250,000	$1,533,950
Rites-PA 892 R-A, 9.55%, 04/01/2011	NR	1,000,000	1,221,680
Rites-PA 892 R-B, 9.55%, 04/01/2011	NR	1,000,000	1,209,760
Oklahoma Indl. Auth. RRB, Integris Baptist Med. Ctr., Ser. A, 6.25%, 08/15/2015, (Insd. by MBIA)	AAA	2,000,000	2,341,280
Orange Cnty., FL Hlth. Facs. Auth. RB:
Ser. A, 6.25%, 10/01/2016, (Insd. by MBIA)	AAA	610,000	787,510
Ser. C, 6.25%, 10/01/2016, (Insd. by MBIA)	AAA	295,000	374,680
Wichita, KS Hosp. Facs. Impt. RRB, Ser. 11, 6.75%, 11/15/2019	A+	1,000,000	1,138,390
Wisconsin Hlth. & Edl. Facs. RRB, Wheaton Franciscan Svcs., 6.00%, 08/15/2016	A	1,230,000	1,376,579

			17,442,999

HOUSING 12.3%
Alaska Hsg. Fin. Corp. RB, Ser. A, 5.40%, 12/01/2013	AA-	1,000,000	1,043,970
Aurora, CO Hsg. Auth. MHRB, 6th Avenue Proj., Ser. A, 5.70%, 12/01/2018, (LOC: U.S. Bank)	Aa3	1,000,000	1,069,780
California HFA Home Mtge. RB, Ser. L, 6.40%, 08/01/2027, (Insd. by MBIA)	AAA	190,000	194,950
California HFA MHRB, Ser. B, 6.05%, 08/01/2016, (Insd. by AMBAC & FHA)	AAA	1,000,000	1,063,220
California HFA SFHRB, Ser. A-2, Class I, 5.70%, 08/01/2011	AAA	535,000	566,907
Dist. of Columbia HFA Mtge. SFHRB, Ser. B, 5.85%, 12/01/2018, (Insd. by FNMA & GNMA)	AAA	1,380,000	1,466,981
Escambia Cnty., FL HFA SFHRB, Multi-Cnty. Program, Ser. A, 5.50%, 10/01/2021, (Insd. by FNMA & GNMA)	Aaa	980,000	1,040,593
Georgia HFA SFHRB, Sub. Ser. D-2, 5.50%, 06/01/2017	AAA	1,000,000	1,074,270
Idaho Hsg. & Fin. Assn. RB, Ser. B-2, 6.00%, 07/01/2014	A1	1,780,000	1,959,531
Idaho Hsg. Agcy. SFHRB, Ser. C-1, 6.30%, 07/01/2011, (Insd. by FHA)	Aaa	340,000	350,237
Massachusetts HFA SFHRB, Ser. 73, 5.90%, 12/01/2019, (Insd. by FSA)	AAA	475,000	508,407
Minnesota HFA SFHRB, Ser. H, 6.70%, 01/01/2018	AA+	175,000	180,376
New Mexico Mtge. Fin. Auth. SFHRB, Ser. C-1, 6.00%, 03/01/2032	AAA	1,620,000	1,707,464
New York HFA MHRB, Ser. B, 6.35%, 08/15/2023, (Insd. by AMBAC & HFA)	AAA	900,000	961,011
New York Mtge. Agcy. RB, Homeowner Mtge., Ser. 86, 5.95%, 10/01/2020	Aa1	415,000	464,481
Ohio HFA Mtge. RB, Ser. A-2, 6.63%, 03/01/2026, (Insd. by GNMA)	Aaa	190,000	199,530
Utah HFA SFHRB, Sr. Ser. E-1, 5.38%, 07/01/2018, (Insd. by FHA)	AAA	775,000	815,711
Wisconsin Hsg. & EDA RB, Ser. B, 5.60%, 09/01/2016	AA	1,255,000	1,351,284
Wisconsin Hsg. & EDA RRB, Ser. E, 5.80%, 09/01/2017	AA	1,500,000	1,598,730

			17,617,433

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

May 31, 2003

	Credit Rating ^	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE 4.2%
Illinois Dev. Fin. Auth. PCRRB, Edison Co. Proj., Ser. D, 6.75%, 03/01/2015, (Insd. by AMBAC)	AAA	$3,000,000	$3,323,670
Lehigh Cnty., PA IDA PCRRB, PA Pwr. & Light Co. Proj., Ser. B, 6.40%, 09/01/2029, (Insd. by MBIA)	AAA	1,000,000	1,079,000
Mercer Cnty., ND PCRRB, Basin Elec. Pwr. Proj., Ser. 2, 6.05%, 01/01/2019, (Insd. by AMBAC)	AAA	1,500,000	1,628,880

			6,031,550

LEASE 3.3%
Kansas City, MO Muni. Assist. Corp. RB, Leasehold Capital Impt., Ser. B, 5.85%, 01/15/2016	AAA	2,000,000	2,212,700
Lawrence Township., IN Metrop. Sch. Dist. RB, 6.88%, 07/05/2011, (Insd. by MBIA & IBC)	AAA	1,500,000	1,862,775
New York Env. Facs. Corp. RRB, Riverbank State Park, 5.50%, 04/01/2016, (Insd. by AMBAC)	AAA	250,000	282,202
Santa Ana, CA Fin. Auth. Lease RB, Police Admin. & Hldg. Facs., Ser. A, 6.25%, 07/01/2015, (Insd. by MBIA)	AAA	300,000	379,707

			4,737,384

MISCELLANEOUS REVENUE 0.8%
Atlanta & Fulton Cnty., GA Recreation Auth. RB, Park Impt., 5.75%, 12/01/2017, (Insd. by AMBAC)	AAA	1,000,000	1,177,840

PRE-REFUNDED 0.1%
Hempstead Town, NY GO, Ser. B, 5.63%, 02/01/2015, (Insd. by FGIC)	AAA	100,000	113,136

PUBLIC FACILITIES 1.8%
Illinois Metrop. Pier & Expo Auth. RB, McCormick Place Expansion, 5.75%, 06/15/2023	AAA	1,000,000	1,149,330
San Jose, CA Redev. Agcy. Tax Allocation Bond, Merged Area Redev. Proj., 6.00%, 08/01/2015, (Insd. by MBIA)	AAA	1,100,000	1,381,776

			2,531,106

RESOURCE RECOVERY 0.1%
Islip, NY Resources Recovery Agcy. RB, Ser. B, 7.25%, 07/01/2011, (Insd. by AMBAC)	AAA	100,000	127,887

SALES TAX 0.8%
Broomfield, CO Sales & Use Tax RRB, Convertible, Ser. B, 5.20%, 12/01/2017, (Insd. by AMBAC)	Aaa	1,000,000	1,130,470

SPECIAL TAX 5.6%
Collier Cnty., FL Gas Tax RB, 5.25%, 06/01/2020	AAA	1,000,000	1,124,160
Dist. of Columbia Tax Incremental RB, Gallary Place Proj., 5.50%, 07/01/2019, (Insd. by FSA)	AAA	1,000,000	1,127,100
Elk Grove, CA Unified Sch. Dist. Spl. Tax RRB, Community Facs. Dist., 6.50%, 12/01/2024	AAA	500,000	664,355
George L. Smith II, GA World Congress Ctr. Auth. RRB, Domed Stadium Proj., 6.00%, 07/01/2011	AAA	1,000,000	1,175,180

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

May 31, 2003

	Credit Rating ^	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
SPECIAL TAX continued
Metrop. Atlanta Rapid Trans. Auth. GA Sales Tax RRB, Second Indenture, Ser. A, 5.50%, 07/01/2016, (Insd. by MBIA)	AAA	$2,500,000	$2,804,375
New York City, NY Transitional Fin. Auth. RB, Future Tax Secured, Ser. E, 5.25%, 02/01/2022, (Insd. by MBIA)	AAA	1,000,000	1,098,530

			7,993,700

STUDENT LOAN 0.7%
Alaska Student Loan Corp., Student Loan RB, Ser. A, 5.45%, 07/01/2016, (Insd. by AMBAC)	AAA	1,000,000	1,056,580

TOBACCO REVENUE 0.5%
Tobacco Settlement Fin. Corp., LA RB, Ser. 2001-A, 6.36%, 05/15/2025	A	761,728	792,350

TRANSPORTATION 7.1%
Allegheny Cnty., PA Arpt. Auth. RRB, Pittsburgh Intl. Arpt., 6.00%, 01/01/2015	AAA	2,000,000	2,284,860
Massachusetts Port Auth. RRB, Ser. A, 5.50%, 07/01/2016, (Insd. by MBIA)	AAA	1,000,000	1,140,930
New Jersey Transit Corp. COP, Fed. Transit Admin. Grants, Ser. A, 6.13%, 09/15/2015, (Insd. by AMBAC)	AAA	1,500,000	1,827,855
New York Metrop. Trans. Auth., Ser. E, 5.50%, 11/15/2020	AAA	1,000,000	1,139,630
New York State Thruway Auth. RB, Gen. Hwy. & Bridge Fund, Ser. A, 5.25%, 04/01/2019, (Insd. by MBIA)	AAA	1,000,000	1,125,020
Port Auth. of NY & NJ RB, Ser. 97, 6.50%, 07/15/2019, (Insd. by FGIC)	AAA	500,000	538,110
Puerto Rico Cmnwlth. Hwy. & Trans. Auth. RB, Ser. G, 5.25%, 07/01/2020, (Insd. by FGIC)	AAA	1,000,000	1,126,770
Salt Lake City, UT Arpt. RB, Ser. A, 6.00%, 12/01/2012, (Insd. by FGIC)	AAA	1,000,000	1,039,040

			10,222,215

UTILITY 1.3%
Rock Hill, SC Util. Sys. RRB, Ser. A, 5.38%, 01/01/2019, (Insd. by FSA)	AAA	1,685,000	1,910,975

WATER & SEWER 7.0%
Chicago, IL Wst. Wtr. Transmission RB, 2nd Lien, 6.00%, 01/01/2013, (Insd. by MBIA)	AAA	1,000,000	1,210,290
Cleveland, OH Wtrwrks. RB, Ser. K, 5.25%, 01/01/2019, (Insd. by FGIC)	AAA	275,000	305,247
Detroit, MI Wtr. Supply Sys. RB, Ser. A, 5.50%, 07/01/2014, (Insd. by FGIC)	AAA	1,500,000	1,725,180
Houston, TX Wtr. Conveyance Sys. Contract COP, Ser. H, 7.50%, 12/15/2014, (Insd. by AMBAC)	AAA	1,000,000	1,364,510
Lowndes Cnty., MS Solid Wst. Disp. PCRB, 6.80%, 04/01/2022	BBB	715,000	834,691
Palm Beach Cnty., FL Solid Wst. Auth. RB, Ser. A, 6.00%, 10/01/2010	AAA	1,000,000	1,211,360

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

May 31, 2003

	Credit Rating ^	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER continued
Seattle, WA Wtr. Sys. RB, Ser. B, 5.75%, 07/01/2023, (Insd. by FGIC)	AAA	$2,000,000	$2,285,100
Upper Trinity Regl. Wtr. Dist. RB, Ser. A, 6.00%, 08/01/2016, (Insd. by FGIC)	AAA	1,000,000	1,181,580

			10,117,958

Total Municipal Obligations			138,915,369

		Shares

SHORT-TERM INVESTMENTS 2.8%
MUTUAL FUND SHARES 2.8%
Evergreen Institutional Municipal Money Market Fund ø ##		3,997,776	3,997,776

Total Investments (cost $128,893,763) 99.4%			142,913,145
Other Assets and Liabilities 0.6%			856,776

Net Assets 100.0%			$143,769,921

^

Credit ratings are unaudited and rated by Moody’s Investors Service where Standard and Poor’s ratings are not available.

ø

Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

*

Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from amortization of discount at acquisition.

#

When-issued security

##

All or a portion of the security has been segregated for when-issued securities.

Summary of Abbreviations:

AMBAC	American Municipal Bond Assurance Corp.	IBC	Insured Bond Certification
COP	Certificates of Participation	IDA	Industrial Development Authority
EDA	Economic Development Authority	LOC	Letter of Credit
FGIC	Financial Guaranty Insurance Co.	MBIA	Municipal Bond Investors Assurance Corp.
FHA	Federal Housing Authority	MHRB	Multifamily Housing Revenue Bond
FNMA	Federal National Mortgage Association	PCRB	Pollution Control Revenue Bond
FSA	Financial Security Assurance, Inc.	PCRRB	Pollution Control Refunding Revenue Bond
GNMA	Government National Mortgage Association	RB	Revenue Bond
GO	General Obligation	RRB	Refunding Revenue Bond
HFA	Housing Finance Authority	SFHRB	Single Family Housing Revenue Bond

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

May 31, 2003

The following table shows the percent of total investments invested by geographic location as of May 31, 2003 (unaudited):

Texas	12.1%	Missouri	1.5%
New York	8.7%	Tennessee	1.4%
Illinois	7.9%	Arizona	1.3%
Wisconsin	7.7%	Indiana	1.3%
California	6.1%	New Jersey	1.3%
Georgia	6.0%	Utah	1.3%
Ohio	5.3%	Delaware	1.2%
Michigan	4.2%	New Mexico	1.2%
Florida	3.2%	North Dakota	1.1%
Pennsylvania	3.1%	Kansas	0.8%
South Carolina	2.8%	Puerto Rico	0.8%
Massachusetts	2.6%	Vermont	0.7%
District of Columbia	2.4%	Louisiana	0.6%
Washington	2.4%	Mississippi	0.6%
Colorado	2.3%	Hawaii	0.4%
Idaho	1.6%	Minnesota	0.1%
Oklahoma	1.6%	Non-state specific	2.9%

Alaska	1.5%	Total	100.0%

See Notes to Financial Statements

16

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2003

Assets
Identified cost of securities	$128,893,763
Net unrealized gains on securities	14,019,382

Market value of securities	142,913,145
Receivable for securities sold	2,549,387
Receivable for Fund shares sold	314,376
Interest receivable	2,220,334
Prepaid expenses and other assets	24,414

Total assets	148,021,656

Liabilities
Dividends payable	190,160
Payable for securities purchased	3,411,605
Payable for Fund shares redeemed	604,532
Advisory fee payable	4,947
Distribution Plan expenses payable	5,170
Due to other related parties	1,178
Accrued expenses and other liabilities	34,143

Total liabilities	4,251,735

Net assets	$143,769,921

Net assets represented by
Paid-in capital	$134,248,262
Undistributed net investment income	33,486
Accumulated net realized losses on securities	(4,531,209)
Net unrealized gains on securities	14,019,382

Total net assets	$143,769,921

Net assets consists of
Class A	$80,941,905
Class B	26,459,549
Class C	12,432,791
Class I	23,935,676

Total net assets	$143,769,921

Shares outstanding
Class A	7,042,959
Class B	2,302,251
Class C	1,081,797
Class I	2,082,719

Net asset value per share
Class A	$11.49
Class A—Offering price (based on sales charge of 4.75%)	$12.06
Class B	$11.49
Class C	$11.49
Class C—Offering price (based on sales charge of 1.00%)	$11.61
Class I	$11.49

See Notes to Financial Statements

17

STATEMENT OF OPERATIONS

Year Ended May 31, 2003

Investment income
Interest	$6,485,892

Expenses
Advisory fee	540,431
Distribution Plan expenses
Class A	188,352
Class B	252,011
Class C	84,557
Administrative services fee	128,674
Transfer agent fees	119,823
Trustees’ fees and expenses	2,569
Printing and postage expenses	15,836
Custodian fees	34,835
Registration and filing fees	3,599
Professional fees	21,478
Interest expense	236
Other	2,518

Total expenses	1,394,919
Less: Expense reductions	(447)
Expense reimbursements	(1,297)

Net expenses	1,393,175

Net investment income	5,092,717

Net realized and unrealized gains or losses on securities
Net realized gains on securities	1,110,512
Net change in unrealized gains or losses on securities	6,998,544

Net realized and unrealized gains or losses on securities	8,109,056

Net increase in net assets resulting from operations	$13,201,773

See Notes to Financial Statements

18

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended May 31,

	2003		2002

Operations
Net investment income		$5,092,717		$4,871,861
Net realized gains on securities		1,110,512		1,135,041
Net change in unrealized gains or losses on securities		6,998,544		543,053

Net increase in net assets resulting from operations		13,201,773		6,549,955

Distributions to shareholders from
Net investment income
Class A		(2,992,427)		(2,689,779)
Class B		(853,348)		(1,091,522)
Class C		(282,546)		(116,804)
Class I		(987,542)		(970,444)

Total distributions to shareholders		(5,115,863)		(4,868,549)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	2,341,130	26,089,237	1,010,960	10,860,463
Class B	814,803	9,055,639	474,992	5,133,422
Class C	754,428	8,396,241	406,684	4,397,335
Class I	770,077	8,556,570	568,550	6,112,446

		52,097,687		26,503,666

Net asset value of shares issued in reinvestment of distributions
Class A	148,140	1,653,430	132,183	1,427,058
Class B	43,741	488,029	55,023	594,382
Class C	13,647	152,704	5,967	64,443
Class I	51,205	571,243	51,941	560,786

		2,865,406		2,646,669

Automatic conversion of Class B shares to Class A shares
Class A	405,438	4,508,686	860,176	9,271,380
Class B	(405,438)	(4,508,686)	(860,176)	(9,271,380)

		0		0

Payment for shares redeemed
Class A	(1,875,188)	(20,888,395)	(1,259,094)	(13,575,768)
Class B	(490,737)	(5,459,852)	(430,989)	(4,649,938)
Class C	(138,528)	(1,546,665)	(100,862)	(1,093,712)
Class I	(809,694)	(9,009,119)	(510,237)	(5,493,968)

		(36,904,031)		(24,813,386)

Net increase in net assets resulting from capital share transactions		18,059,062		4,336,949

Total increase in net assets		26,144,972		6,018,355
Net assets
Beginning of period		117,624,949		111,606,594

End of period		$143,769,921		$117,624,949

Undistributed net investment income		$33,486		$56,632

See Notes to Financial Statements

19

NOTES TO FINANCIAL STATEMENTS

1.  ORGANIZATION

Evergreen High Grade Municipal Bond Fund (the “Fund”) is a diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware business trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge and pay an ongoing distribution fee. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold with a front-end sales charge and are subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Both Class B and Class C shares pay a higher ongoing distribution fee than Class A. Class I shares are sold without a front- end sales charge or contingent deferred sales charge and do not pay a distribution fee.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a.  Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b.  When-issued and delayed delivery transactions

The Fund records when-issued securities no later than one business day after the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

20

NOTES TO FINANCIAL STATEMENTS continued

c.  Security transactions and investment income

Security transactions are recorded no later than one business day after the trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d.  Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e.  Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f.  Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3.  ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee of 0.42% of the Fund’s average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fees and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. Total amounts subject to recoupment as of May 31, 2003 were $1,297. During the year ended May 31, 2003, the investment advisor reimbursed expenses relating to Class A in the amount of $1,297, which represents 0.00%, of the average daily net assets of Class A shares.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual administrative fee of 0.10% of the Fund’s average daily net assets.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

21

NOTES TO FINANCIAL STATEMENTS continued

4.  DISTRIBUTION PLANS

Evergreen Distributor, Inc. (“EDI”), a wholly owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 1.00% of the average daily net assets for Class B and Class C shares. On March 20, 2003, the Trustees of the Fund approved an increase to the annual maximum allowable charge for servicing and distribution fees on Class A shares from 0.25% to 0.30% of the average daily net assets of Class A shares. This increase became effective on March 27, 2003.

5.  SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $74,737,674 and $58,654,859, respectively, for the year ended May 31, 2003.

On May 31, 2003, the aggregate cost of securities for federal income tax purposes was $128,905,455. The gross unrealized appreciation and depreciation on securities based on tax cost was $14,007,690 and $0, respectively, with a net unrealized appreciation of $14,007,690.

As of May 31, 2003, the Fund had $4,519,517 in capital loss carryovers for federal income tax purposes with $1,585,428 expiring in 2008 and $2,934,089 expiring in 2009.

6.  INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund, along with certain other funds in the Evergreen fund family may participate in an interfund lending program. This program allows the Fund to borrow from other participating funds. During the year ended May 31, 2003, the Fund did not participate in the interfund lending program.

7.  DISTRIBUTIONS TO SHAREHOLDERS

As of May 31, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed Exempt-Interest Income	Unrealized Appreciation	Capital Loss Carryover

$33,486	$14,007,690	$4,519,517

The tax character of distributions paid was as follows:

	Year Ended May 31,

	2003	2002

Ordinary Income	$68,900	$26,718

Exempt-Interest Income	5,046,963	4,841,831

22

NOTES TO FINANCIAL STATEMENTS continued

8.  EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced. The Fund received expense reductions from expense offset arrangements of $447, which represents 0.00% of its average daily net assets.

9.  DEFERRED TRUSTEES’ FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10.  FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata.

During the year ended May 31, 2003, the Fund had average borrowings outstanding of $11,342 at a rate of 2.08% and paid interest of $236, which represents 0.00% of its average daily net assets.

23

INDEPENDENT AUDITORS’ REPORT

Board of Trustees and Shareholders
Evergreen Municipal Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen High Grade Municipal Bond Fund, a series of Evergreen Municipal Trust, as of May 31, 2003, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2003 by correspondence with the custodian. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen High Grade Municipal Bond Fund, as of May 31, 2003, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
July 3, 2003

24

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For the fiscal year ended May 31, 2003, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, other than alternative minimum tax is 98.66%.

25

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27

TRUSTEES AND OFFICERS

TRUSTEES(1)

Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships, None

Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None

Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund

Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None

Principal occupations: Sales Manager, SMI STEEL Co. – South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

Principal occupations: President, Richardson, Runden & Company (recruitment business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None

Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None

Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director, Middlesex Mutual Assurance Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA(2) Trustee DOB:12/12/1937 Term of office since: 1999 Other directorships: None

Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS

Dennis H. Ferro(3) President DOB: 6/20/1945 Term of office since: 2003	President and Chief Investment Officer, Evergreen Investment Management Company, LLC and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel(4) Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.

Michael H. Koonce(4) Secretary DOB: 4/20/1960 Term of office since: 2000

Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; Former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; Former Vice President and Counsel, Colonial Management Associates, Inc.

(1)

Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 115 Evergreen funds.

(2)

Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

(3)

The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

(4)

The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $229 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. From money market funds that meet short-term needs to international funds that involve greater risk but seek potentially higher returns, Evergreen provides a broad array of flexible investment options. Across all investment styles, we are committed to providing investors with investment excellence day after day, quarter after quarter and year after year.

*As of May 31, 2003

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fourth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2002, Evergreen Investments was ranked third overall.

566599 7/2003

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

Evergreen High Income Municipal Bond Fund

Evergreen

HIGH INCOME MUNICIPAL BOND FUND

Annual Report
as of May 31, 2003

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS

4	FUND AT A GLANCE

5	PORTFOLIO MANAGER COMMENTARY

6	FINANCIAL HIGHLIGHTS

10	SCHEDULE OF INVESTMENTS

25	STATEMENT OF ASSETS AND LIABILITIES

26	STATEMENT OF OPERATIONS

27	STATEMENTS OF CHANGES IN NET ASSETS

28	NOTES TO FINANCIAL STATEMENTS

32	INDEPENDENT AUDITORS’ REPORT

33	ADDITIONAL INFORMATION

36	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen Investments(SM) is a service mark of Evergreen Investment Management Company, LLC. Copyright 2003.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc., 90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

July 2003

Dear Evergreen Shareholder,

We are pleased to provide the annual report for Evergreen High Income Municipal Bond Fund, which covers the 12-month period ended May 31, 2003.

Investors in the municipal bond market have generally benefited from the uncertainty and events that have undermined other segments of the capital market. Uncertainty over the strength of the economic recovery and fears of war and terror, combined to challenge equity investments as well as certain segments of the fixed income market. While periodic strength in stocks competed with bonds for investment dollars, those investors employing proper diversification strategies managed to weather the volatility on a relative basis. Particularly in the municipal market, those investors who paid heed to maturity and quality during the volatility were able to manage risks effectively. While many other areas within the financial markets remained in turmoil, many municipal bond investors benefited from falling yields due in part to uncertain geopolitical risks, an uneven economic recovery, and continued volatility in the equity markets.

Dennis H. Ferro
President and Chief
Investment Officer

Several developments occurred over the past year and these trends may continue in coming months. First, the weaker than expected recovery has resulted in lower tax receipts for most municipalities, increasing the need for new debt issuance. Second, the increased supply was met by healthy demand for bonds that were suitable for a broad range of investment needs. Third, many investors exiting the equity markets placed their assets in less volatile securities. This enabled many tax-free money market funds to perform well.

LETTER TO SHAREHOLDERS continued

So far 2003 has not offered compelling arguments for a surge in economic growth. Despite low rates and the tax law changes, investor sentiment remains guarded, as the just concluded war with Iraq and concerns over terrorism are keeping some investors on the sidelines. With the prospects for moderate economic growth, declining tax revenues, and many municipalities needing resources to fund programs, issuance could once again increase in the coming year. The degree of clarity on the geopolitical situation will determine whether or not this issuance is met with investor demand. If investors continue to underweight stocks, the increased issuance should not dilute opportunities within the municipal bond market. If investors sense an end to the global turmoil, demand may not satisfy supply.

Until economic growth improves in conjunction with the clarity on the geopolitical situation in the second half of the year, we expect interest rates to remain near 40-year lows. Unemployment rates in the range of 6% and global tensions should keep the Federal Reserve accommodative for the remainder of 2003. As the markets sense an improved outlook, though, interest rates could begin a gradual climb in the second half of the year. We believe those portfolios adopting long-term defensive strategies involving quality and yield should be adequately positioned for this scenario.

LETTER TO SHAREHOLDERS continued

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you can also access our quarterly online shareholder newsletter, Evergreen Events, through the “About Evergreen Investments” menu tab.

Thank you for your continuing support of Evergreen Investments.

Sincerely,

Dennis H. Ferro President and Chief Investment Officer Evergreen Investment Management Company, LLC

FUND AT A GLANCE

as of May 31, 2003

MANAGEMENT TEAM

B. Clark Stamper
Stamper Capital &
Investments, Inc.
Lead Manager

CURRENT INVESTMENT STYLE(2)

PERFORMANCE AND RETURNS (1)

Portfolio inception date: 3/21/1985

Class inception date	Class A 12/1/1994	Class B 3/21/1985	Class C 8/18/1997	Class I 10/6/1997

Average annual return*
1 year with sales charge	–1.01%	–1.89%	1.07%	N/A

1 year w/o sales charge	3.88%	3.11%	3.11%	4.15%

5 year	3.10%	3.01%	3.13%	4.32%

10 year	4.70%	4.54%	4.43%	5.10%

*

Adjusted for maximum applicable sales charge, unless noted.

LONG - TERM GROWTH

Comparison of a $10,000 investment in Evergreen High Income Municipal Bond Fund Class A shares, (1) versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares had a total return of 3.88% for the 12-month period ended May 31, 2003, excluding any applicable sales charges. During the same period, the Lehman Brothers Municipal Bond Index (LBMBI) returned 10.36%.

We had little confidence in the economy or in the investment potential for higher-yielding municipal securities. Due to this environment, we adopted a cautious strategy to emphasize downside protection by taking very little credit-quality or interest-rate risk.

Concerned about market volatility, we correctly anticipated both that economic growth would continue to slow and that higher-yielding, high-credit-risk bonds would be volatile in a time of economic uncertainty. As a result, we focused the fund primarily on higher-quality securities, especially compared to our high yield peer group, and we kept the fund’s duration short to protect against increases in market interest rates. Duration measures a bond’s sensitivity to changes in interest rates. At the end of the period, average credit quality was AA, while average duration was just under two years.

(1) Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, C and I prior to their inception is based on the performance of Class B, the original class offered by the fund’s predecessor fund, Davis Tax-Free High Income Fund. The historical returns for Classes A, C and I have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A and I would have been higher. The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

(2) Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 03/31/2003.

The fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

The fund’s investment objective is nonfundamental and may be changed without the vote of the fund’s shareholders.

The fund’s yield will fluctuate, and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to the federal alternative minimum tax.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

All data is as of May 31, 2003, and subject to change.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,					Year Ended September 30,

CLASS A	2003	2002	2001	2000(1)(2)		1999(2)	1998(2)

Net asset value, beginning of period	$8.70	$8.65	$8.34	$8.66		$9.19	$9.22

Income from investment operations
Net investment income	0.31	0.40	0.48	0.32		0.47	0.54
Net realized and unrealized gains or losses on securities	0.02	0.04	0.30	(0.27)		(0.52)	0.04

Total from investment operations	0.33	0.44	0.78	0.05		(0.05)	0.58

Distributions to shareholders from
Net investment income	(0.31)	(0.39)	(0.47)	(0.37)		(0.48)	(0.56)
Net realized gains	0	0	0	0		0	(0.05)

Total distributions to shareholders	(0.31)	(0.39)	(0.47)	(0.37)		(0.48)	(0.61)

Net asset value, end of period	$8.72	$8.70	$8.65	$8.34		$8.66	$9.19

Total return(3)	3.88%	5.20%	9.61%	0.58%		(0.61%)	6.53%

Ratios and supplemental data
Net assets, end of period (thousands)	$514,377	$396,272	$180,898	$133,552		$174,441	$243,878
Ratios to average net assets
Expenses(4)	0.96%	0.83%	0.90%	1.03	(5)%	1.06%	1.04%
Net investment income	3.53%	4.39%	5.49%	5.75	(5)%	5.30%	5.37%
Portfolio turnover rate	68%	79%	68%	30%		73%	126%

(1)

For the eight months ended May 31, 2000. The Fund changed its fiscal year end from September 30 to May 31, effective May 31, 2000.

(2)

Effective at the close of business on March 17, 2000, Evergreen High Income Municipal Bond Fund acquired the net assets of Davis Tax-Free High Income Fund, Inc. Davis Tax-Free High Income Fund, Inc. was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to March 20, 2000 are those of Davis Tax-Free High Income Fund, Inc.

(3)

Excluding applicable sales charges

(4)

The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

(5)

Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,					Year Ended September 30,

CLASS B	2003	2002	2001	2000(1)(2)		1999(2)	1998(2)

Net asset value, beginning of period	$8.68	$8.62	$8.31	$8.63		$9.16	$9.19

Income from investment operations
Net investment income	0.25	0.33	0.42	0.28		0.41	0.49
Net realized and unrealized gains or losses on securities	0.02	0.06	0.30	(0.28)		(0.53)	0.02

Total from investment operations	0.27	0.39	0.72	0		(0.12)	0.51

Distributions to shareholders from
Net investment income	(0.25)	(0.33)	(0.41)	(0.32)		(0.41)	(0.49)
Net realized gains	0	0	0	0		0	(0.05)

Total distributions to shareholders	(0.25)	(0.33)	(0.41)	(0.32)		(0.41)	(0.54)

Net asset value, end of period	$8.70	$8.68	$8.62	$8.31		$8.63	$9.16

Total return(3)	3.11%	4.54%	8.81%	0.01%		(1.39%)	5.74%

Ratios and supplemental data
Net assets, end of period (thousands)	$238,399	$208,427	$195,029	$175,826		$228,440	$255,300
Ratios to average net assets
Expenses(4)	1.70%	1.59%	1.65%	1.79	(5)%	1.82%	1.80%
Net investment income	2.80%	3.70%	4.76%	5.01	(5)%	4.54%	4.62%
Portfolio turnover rate	68%	79%	68%	30%		73%	126%

(1)

For the eight months ended May 31, 2000. The Fund changed its fiscal year end from September 30 to May 31, effective May 31, 2000.

(2)

Effective at the close of business on March 17, 2000, Evergreen High Income Municipal Bond Fund acquired the net assets of Davis Tax-Free High Income Fund, Inc. Davis Tax-Free High Income Fund, Inc. was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to March 20, 2000, are those of Davis Tax-Free High Income Fund, Inc.

(3)

Excluding applicable sales charges

(4)

The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

(5)

Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,					Year Ended September 30,

CLASS C	2003	2002	2001	2000(1),(2)		1999(2)	1998(2)

Net asset value, beginning of period	$8.73	$8.68	$8.37	$8.69		$9.22	$9.25

Income from investment operations
Net investment income	0.25	0.33	0.43	0.28		0.42	0.49
Net realized and unrealized gains or losses on securities	0.02	0.05	0.29	(0.28)		(0.54)	0.03

Total from investment operations	0.27	0.38	0.72	0		(0.12)	0.52

Distributions to shareholders from
Net investment income	(0.25)	(0.33)	(0.41)	(0.32)		(0.41)	(0.50)
Net realized gains	0	0	0	0		0	(0.05)

Total distributions to shareholders	(0.25)	(0.33)	(0.41)	(0.32)		(0.41)	(0.55)

Net asset value, end of period	$8.75	$8.73	$8.68	$8.37		$8.69	$9.22

Total return(3)	3.11%	4.41%	8.77%	0.05%		(1.34%)	5.74%

Ratios and supplemental data
Net assets, end of period (thousands)	$240,631	$124,281	$64,890	$32,942		$41,642	$36,594
Ratios to average net assets
Expenses(4)	1.70%	1.58%	1.65%	1.77	%(5)	1.83%	1.77%
Net investment income	2.75%	3.65%	4.70%	5.02	%(5)	4.53%	4.65%
Portfolio turnover rate	68%	79%	68%	30%		73%	126%

(1)

For the eight months ended May 31, 2000. The Fund changed its fiscal year end from September 30 to May 31, effective May 31, 2000.

(2)

Effective at the close of business on March 17, 2000, Evergreen High Income Municipal Bond Fund acquired the net assets of Davis Tax-Free High Income Fund, Inc. Davis Tax-Free High Income Fund, Inc. was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to March 20, 2000, are those of Davis Tax-Free High Income Fund, Inc.

(3)

Excluding applicable sales charges

(4)

The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

(5)

Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,					Year Ended September 30,

CLASS I(4)	2003	2002	2001	2000(1)(2)		1999(2)	1998(2)(3)

Net asset value, beginning of period	$8.70	$8.64	$8.33	$8.66		$9.19	$9.20

Income from investment operations
Net investment income	0.33	0.42	0.52	0.33		0.48	0.54
Net realized and unrealized gains or losses on securities	0.02	0.05	0.29	(0.28)		(0.52)	0.03

Total from investment operations	0.35	0.47	0.81	0.05		(0.04)	0.57

Distributions to shareholders from
Net investment income	(0.33)	(0.41)	(0.50)	(0.38)		(0.49)	(0.53)
Net realized gains	0	0	0	0		0	(0.05)

Total distributions to shareholders	(0.33)	(0.41)	(0.50)	(0.38)		(0.49)	(0.58)

Net asset value, end of period	$8.72	$8.70	$8.64	$8.33		$8.66	$9.19

Total return	4.15%	5.59%	9.90%	0.63%		(0.51%)	6.34%

Ratios and supplemental data
Net assets, end of period (thousands)	$10,623	$3,964	$1,452	$189		$1,292	$883
Ratios to average net assets
Expenses(5)	0.70%	0.58%	0.66%	0.83	%(6)	0.93%	0.93	%(6)
Net investment income	3.70%	4.64%	5.70%	5.95	%(6)	5.43%	5.49	%(6)
Portfolio turnover rate	68%	79%	68%	30%		73%	126%

(1)

For the eight months ended May 31, 2000. The Fund changed its fiscal year end from September 30 to May 31, effective May 31, 2000.

(2)

Effective at the close of business on March 17, 2000, Evergreen High Income Municipal Bond Fund acquired the net assets of Davis Tax-Free High Income Fund, Inc. Davis Tax-Free High Income Fund, Inc. was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to March 20, 2000 are those of Davis Tax-Free High Income Fund, Inc.

(3)

For the period from October 6, 1997 (commencement of class operations), to September 30, 1998.

(4)

Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

(5)

The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

(6)

Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

May 31, 2003

	Credit Rating ^	Principal Amount	Value

MUNICIPAL OBLIGATIONS 83.8%
AIRPORT 2.5%
Atlanta, GA Arpt. Facs. RB, 5.75%, 01/01/2009	AAA	$400,000	$414,288
Broward Cnty., FL Arpt. Sys. RB, 5.75%, 10/01/2012	AAA	1,210,000	1,402,656
Dade Cnty., FL Aviation RB, 6.60%, 10/01/2022	AAA	610,000	624,799
Hawaii Airport Systems RB, 6.25%, 07/01/2006	AAA	1,000,000	1,024,140
Houston, TX Arpt. Sys. RB, Spl. Facs., Continental Airlines:
Ser. E, 5.875%, 07/01/2012	AAA	1,000,000	1,137,460
Ser. E, 6.75%, 07/01/2029	B–	10,000,000	7,007,200
Louisville & Jefferson Cnty., KY Arpt. Sys. RB, 5.50%, 07/01/2013	AAA	6,370,000	6,519,185
Metro Washington, DC Arpt. Auth. RB, 5.75%, 10/01/2011	AAA	5,750,000	6,119,322
New York, NY IDA RB, Japan Airlines Co., 6.00%, 11/01/2015	AAA	545,000	585,304

			24,834,354

COMMUNITY DEVELOPMENT DISTRICT 0.4%
California CDA RB, 4.50%, 05/15/2029	A	1,900,000	1,900,000
Los Angeles, CA Community Redev. Agcy. Tax Allocation RB:
Ser. G, 6.75%, 07/01/2010, (Insd. by BIG)	AAA	250,000	252,275
Ser. G, 6.75%, 07/01/2010	BBB	680,000	686,188
Southern California Rapid Transit Dist. COP, 7.50%, 07/01/2005	AAA	1,000,000	1,020,360

			3,858,823

CONTINUING CARE RETIREMENT COMMUNITY 1.2%
Albuquerque, NM Hlth. Care Sys. RB, Lovelace Med. Foundation Proj., 12.00%, 03/01/2011	A	120,000	120,942
Allegany Cnty., MD IDRB, Morgan Manor Care Ctr., 12.45%, 02/01/2027	A	885,000	1,017,599
Belmont Cnty., OH Hlth. Sys. RB, East Ohio Regl. Hosp., 5.80%, 01/01/2018	BB	3,000,000	2,430,630
Brevard, NC Hsg. Auth. RB, Ascend Healthcare, 7.50%, 03/01/2028 •	NR	500,000	295,000
Carmel, IN Retirement Rental Hsg. RB, Beverly Enterprises, Inc. Proj., 8.75%, 12/01/2008	NR	368,000	379,493
Charlotte, NC Hsg. Auth. RB, Ascend Healthcare, Inc., 7.50%, 03/01/2028	NR	500,000	345,000
Connecticut Dev. Hlth. Care RB, Independent Living Proj., Ser. B, 8.00%, 07/01/2017	NR	585,000	600,029
Crossville, TN Hlth. & Ed. Board RB, Mtge. First Century Place, 7.75%, 06/01/2013	NR	500,000	505,415
Kentucky Econ. Dev. Fin. Auth. RRB, Retirement Hsg. Foundation, 3.80%, 12/01/2028	A	1,650,000	1,650,000
New York Med. Care Facs. Fin. Agcy. RB, Long Term Hlth. Care, Ser. B, 7.375%, 11/01/2011	AAA	1,100,000	1,124,640
Pell City, AL Spl. Care Facs. Fin. Auth. RB, Ser. A, 8.50%, 07/01/2018	NR	500,000	510,555
Sierra Vista, AZ Dev. Auth. RRB, Sierra Vista Med. Nursing Home, 8.50%, 08/01/2010	NR	415,000	415,614
South Carolina Jobs Econ. RB, Ebenezer Nursing, 6.90%, 01/20/2037	AAA	2,300,000	2,609,074

			12,003,991

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2003

	Credit Rating ^	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION 8.7%
Appalachian Univ., NC RB, 6.20%, 05/15/2024	AAA	$3,400,000	$3,634,702
Botkins, OH Sch. Dist. RB, 7.20%, 12/01/2009	AAA	280,000	281,408
California State Univ., CA Hsg. Sys. RRB, 5.90%, 11/01/2021	AAA	2,000,000	2,232,580
Clemson Univ., SC COP, 6.90%, 12/01/2007	AAA	90,000	92,160
Florida Agricultural & Mechanical RB, 6.50%, 07/01/2023	AAA	445,000	446,927
Gwinnett Cnty., GA Sch. Dist. RB, 5.375%, 02/01/2009	AA+	1,400,000	1,418,256
Illinois Ed. Facs. Auth. RB, 4.05%, 09/01/2023	AAA	1,000,000	1,006,590
Illinois Ed. Facs. Auth. RRB, 5.50%, 11/15/2019	BBB–	500,000	402,860
Illinois Student Assistance Loan RB, Sr. Ser. B, 6.40%, 03/01/2005	Aaa	450,000	455,972
Lake Central, IN Multi-Dist. Sch. RB, 4.40%, 01/15/2010	AAA	775,000	852,337
Las Cruces, NM Sch. Dist. No. 2 RB, 4.00%, 08/01/2004	Aaa	1,600,000	1,654,448
Manheim, PA Central Sch. Dist. RB, 5.90%, 05/15/2008	AAA	1,060,000	1,109,163
Massachusetts Ed. Loan Auth. RB:
6.00%, 01/01/2012	AAA	225,000	238,946
7.75%, 01/01/2008	AAA	200,000	201,102
Massachusetts Hlth. & Edl. Facs. Auth. RB:
1.15%, 10/01/2033	AAA	18,850,000	18,850,000
1.20%, 06/01/2035	AA–	14,850,000	14,850,000
7.20%, 07/01/2009	AAA	95,000	97,033
8.30%, 07/01/2003	A–	125,000	125,725
8.30%, 07/01/2004	A–	125,000	125,721
Missouri Sch. Boards Assn. COP, 7.375%, 03/01/2006	AAA	65,000	66,022
Montevallo, AL American Village Pub. RB, 6.75%, 02/01/2031	AAA	900,000	948,276
New Haven, CA Unified Sch. Dist. RB, 0.00%, 08/01/2020 *	AAA	6,185,000	2,305,149
New York Dorm. Auth. RB:
5.50%, 07/01/2012	AA–	1,500,000	1,535,715
5.75%, 07/01/2012	A3	900,000	1,025,775
6.375%, 07/01/2007	AAA	1,175,000	1,225,407
Noblesville, IN High Sch. Bldg. RB, 5.75%, 02/15/2015	NR	2,000,000	2,059,180
Orleans Parish, LA Sch. Board RB, 0.00%, 02/01/2008 *	AAA	120,000	98,746
Pen Argyl, PA Sch. Dist. RB, 5.30%, 09/01/2011	AAA	2,385,000	2,407,157
Pennsylvania Higher Ed. Standard Loan RB:
3.15%, 01/01/2017	AAA	725,000	726,240
6.05%, 01/01/2019	AAA	19,000,000	19,456,760
Rhode Island Hlth. & Ed. Bldg. RB, 6.50%, 11/15/2024	AAA	335,000	343,080
Wayne State Univ., MI RB, 1.15%, 11/15/2031	AAA	7,450,000	7,450,000
West Allegheny, PA Sch. Dist. RB, 6.25%, 02/01/2014	AAA	25,000	25,100

			87,748,537

ELECTRIC REVENUE 1.6%
Beaver Cnty., PA PCRB:
1.15%, 11/01/2029 VRDN	AAA	6,905,000	6,905,000
7.625%, 05/01/2020	BBB	2,900,000	3,109,902
Boone Cnty., KY PCRB, 6.50%, 11/15/2022	BBB	4,000,000	4,082,480
Navajo Cnty., AZ PCRB, 5.875%, 08/15/2028	AAA	400,000	411,300
Puerto Rico Elec. Pwr. Auth. Pwr. Svc. RB, 5.00%, 07/01/2003	AAA	1,000,000	1,003,440
Riverside, CA Elec. RB, 5.00%, 10/01/2013	AAA	1,000,000	1,011,700

			16,523,822

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2003

	Credit Rating ^	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION-LOCAL 3.6%
Bettendorf, IA GO, 5.40%, 06/01/2008	AAA	$625,000	$627,188
Birmingham Carraway, AL GO, 5.10%, 08/15/2004	AAA	100,000	104,329
Bristol, CT GO, 7.40%, 06/15/2004	AAA	100,000	102,400
District of Columbia GO, 5.75%, 06/01/2007	AAA	405,000	414,627
Garner, NC GO, 6.50%, 06/01/2006	AA–	275,000	286,385
Hamilton Creek, CO Metro Dist. GO, 11.25%, 12/01/2004	NR	180,000	166,390
Lake Cnty., IL First Sch. Dist. GO, 0.00%, 12/01/2003 *	AAA	1,900,000	1,889,645
Leander, TX Independent Sch. Dist. GO, 0.00%, 08/15/2028 *	AAA	22,055,000	5,216,008
Maricopa Cnty., AZ Elementary Sch. 068 GO, 5.625%, 07/01/2013	AAA	2,000,000	2,047,820
Mentor, OH GO, 7.15%, 12/01/2011	Aa3	500,000	534,250
Mount Clemens, MI GO, 4.00%, 11/01/2006	AAA	185,000	188,720
New Bedford, MA GO, 5.75%, 03/01/2006	Baa2	300,000	308,628
New York, NY GO:
5.75%, 08/01/2014	A	7,000,000	7,145,180
7.50%, 02/01/2005	A	1,775,000	1,796,726
Ser. F, 5.125%, 08/01/2013, (Insd. by MBIA)	AAA	2,675,000	2,991,292
Palm Beach Cnty., FL Sch. Dist. GO, 5.00%, 08/01/2004	AAA	10,000,000	10,458,600
Sumter Cnty., SC Sch. Dist. GO, 5.90%, 04/01/2014	AAA	580,000	593,682
Wichita, KA GO, 5.65%, 09/01/2008	AA	300,000	304,110
Zanesville, OH GO, Ser. A, 6.90%, 12/01/2009	AAA	545,000	558,080

			35,734,060

GENERAL OBLIGATION - STATE 1.4%
California GO, 6.25%, 10/01/2019	A	15,000	15,387
New Hampshire GO:
0.00%, 07/01/2003 *	AA+	3,000,000	2,997,120
0.00%, 08/01/2004 *	AA+	1,700,000	1,676,829
Ohio GO, 4.50%, 06/15/2004	AA+	1,000,000	1,035,490
Virginia GO, 4.80%, 12/01/2007	AAA	500,000	511,480
Washington GO, 5.25%, 09/01/2005	AA+	7,300,000	7,942,400

			14,178,706

HOSPITAL 13.9%
Alachua Cnty., FL Hlth. Facs. RB, Mental Hlth. Svcs. Proj. A,
7.75%, 07/01/2010, (Insd. by FSA)	AAA	547,000	564,953
Allegheny Cnty., PA Hosp. Dev. Auth. RB:
5.75%, 05/15/2027	B3	2,500,000	2,330,175
6.00%, 10/01/2013	AAA	355,000	363,371
9.25%, 11/15/2030	B+	18,500,000	20,660,430
Arizona Hlth. Facs. Auth. RB, 1.40%, 01/01/2030	AA	4,875,000	4,875,000
California CDA COP, 4.50%, 05/15/2029	A	2,900,000	2,900,000
California Hlth. Facs. Fin. Auth. RB:
5.45%, 10/01/2013	AAA	100,000	100,825
6.125%, 08/01/2022	AAA	1,885,000	1,929,788
6.25%, 09/01/2015	A	250,000	255,890
Cnty. Program, Ser. B, 7.20%, 01/01/2012	Aaa	120,000	122,568

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2003

	Credit Rating ^	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Chattanooga Hamilton Cnty., TN Hosp. Auth. RB, 1.18%, 10/01/2025 VRDN	AAA	$3,650,000	$3,650,000
Clarksville, IN RB, 1. 90%, 12/01/2025 VRDN	A	1,650,000	1,650,000
Connecticut Hlth. & Ed. Facs. Auth. RB:
6.625%, 07/01/2014	AAA	295,000	307,626
6.625%, 07/01/2018	AAA	200,000	204,778
Newington Children’s Hosp., Ser. B, 6.05%, 07/01/2010, (Insd. by MBIA)	AAA	1,000,000	1,070,880
Delaware Hlth Facs. Auth. RB, 7.00%, 10/01/2003	AAA	1,500,000	1,507,335
Dover, TN Hlth. & Ed. Facs. RB, Wessex Corp., 9.50%, 09/01/2011	NR	240,000	240,581
Gainesville, GA Redev. Auth. RB, First Mtge. Autumn Breeze, Ser. A, 8.00%, 04/01/2026	NR	200,000	129,980
Hawaii Dept. of Budget & Fin. RRB, Hawaiian Elec. Co., Inc., 6.50%, 07/01/2022	AAA	3,000,000	3,071,010
Hillsborough Cnty., FL Hosp. Auth. RB, 6.375%, 10/01/2013	AAA	2,350,000	2,407,316
Huntington Cnty., PA Hosp. Auth. RB:
7.40%, 08/01/2003	AA	440,000	444,215
7.875%, 08/01/2011	AA	1,010,000	1,029,786
Illinois Hlth. Facs. Auth. RB:
5.75%, 11/01/2022	AAA	570,000	583,042
6.125%, 11/01/2007	AAA	4,400,000	4,504,808
7.60%, 08/15/2010	AAA	769,000	793,223
Ser. A, 7.90%, 08/15/2003	AAA	162,000	164,219
Indiana Hlth. Facs. Hosp. RB:
5.75%, 07/01/2015	AAA	120,000	122,768
6.40%, 05/01/2012	AAA	7,500,000	7,602,375
6.80%, 01/01/2017	Aaa	515,000	526,227
Community Hosp. Proj., 6.85%, 07/01/2022	AAA	3,255,000	3,332,990
Jacksonville, FL Hlth. Facs. Hosp. RB:
Ser. A, 8.00%, 10/01/2006	NR	575,000	566,122
Ser. A, 8.00%, 10/01/2015	NR	7,425,000	7,347,706
Ser. B, 8.00%, 10/01/2015	NR	500,000	494,795
Univ. Med. Ctr. Proj., 6.60%, 02/01/2021	AAA	1,325,000	1,343,709
Lakewood, OH Hosp. Impt. RB, Lakewood Hosp., 6.00%, 02/15/2010	AAA	375,000	382,125
Langhorne, PA Hosp. Auth. RB, 7.00%, 06/15/2015	AAA	405,000	413,667
Lehigh Cnty., PA General Purpose Auth. RB, 6.25%, 07/01/2022	AAA	385,000	394,151
Louisiana Pub. Facs. Auth. Hosp. RB:
5.75%, 05/15/2011	AAA	80,000	93,665
6.00%, 11/01/2022	AAA	250,000	255,805
6.50%, 11/01/2014	AAA	350,000	356,580
7.00%, 11/01/2005	AAA	100,000	102,150
Lycoming Cnty., PA Hosp. Auth. RB, Ser. E, 6.50%, 07/01/2022	NR	500,000	500,230
Macon Cnty., GA Med. Foundation, Inc. RRB, Flint River Cmnty.
Hosp., 9.00%, 03/01/2011	NR	750,000	751,192

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2003

	Credit Rating ^	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Madison Cnty., IN Hosp. Auth. Facs. RB, Ser. A, 8.00%, 01/01/2014	AAA	$1,585,000	$1,620,662
Maricopa Cnty., AZ Hlth. Facs. RB, 5.75%, 07/01/2011	AAA	645,000	660,048
Medford, OR Hosp. Facs. Auth. RB, 1.25%, 08/15/2032	AA	13,350,000	13,350,000
Mississippi Hosp. Equip. & Facs. RB:
6.40%, 01/01/2007	AAA	205,000	213,272
6.70%, 01/01/2018	AAA	895,000	907,440
Multnomah & Yamhill, WA Cntys. RB, 4.25%, 06/01/2003	Aaa	1,000,000	1,000,090
New Castle, PA Area Hosp. Auth. RRB:
Ser.A, 6.50%, 11/15/2009	B3	1,020,000	920,050
Ser.A, 6.50%, 11/15/2017	B3	1,170,000	1,059,810
New Jersey Hlth. Care Facs. RB:
5.75%, 07/01/2016	AAA	3,330,000	3,604,026
6.50%, 07/01/2021	AAA	1,185,000	1,232,163
6.625%, 07/01/2016	AAA	720,000	749,736
New Tazewell, TN Hlth. Care Facs. RB, 10.00%, 06/01/2017	NR	380,000	381,068
New York Med. Care Facs. Fin. Agcy. RB:
6.625%, 11/01/2018	AAA	1,020,000	1,061,820
6.875%, 02/15/2032	AAA	200,000	204,098
7.35%, 02/15/2029	AAA	275,000	287,403
7.40%, 11/01/2004	AAA	1,090,000	1,122,918
7.50%, 11/01/2011	AAA	585,000	606,937
Mental Hlth. Svcs., 7.375%, 02/15/2014	AA-	20,000	20,092
North Central, TX Hlth. Fac. Dev. RB, 5.75%, 08/15/2013	AAA	5,550,000	5,591,736
Oakland, CA Hlth. Facs. RB, East Oakland Hlth. Ctr., Ser. A, 7.60%, 10/01/2020	A	300,000	305,700
Orange Cnty., FL Hlth. Facs. Auth. RB, 6.00%, 11/01/2024	AAA	300,000	307,005
Peninsula Ports Auth., VA Hosp. Facs. RRB, 8.70%, 08/01/2023	AAA	500,000	596,875
Pennsylvania Higher Ed. Fac. RB, 5.875%, 11/15/2021	AAA	1,100,000	1,245,981
Piedmont Hlth. Dev. Auth. First Mtge. RRB, Nash Grove Manor, Inc., 8.00%, 01/01/2013	NR	500,000	500,830
Pinellas Cnty., FL Hlth. Fac. Auth. RB, 5.50%, 11/15/2033	A1	1,000,000	1,026,980
Rio Grande Valley, TX Hlth. Facs. Hosp. RB:
6.25%, 08/01/2006	AAA	4,100,000	4,199,261
6.375%, 08/01/2022	AAA	940,000	962,156
Saginaw, MI Hosp. Fin. Auth. RB:
Ser. C, 6.00%, 07/01/2021	AAA	1,125,000	1,128,656
Ser. D, 6.00%, 07/01/2021	AAA	655,000	657,129
San Antonio, TX Hlth.Facs.RB, 8.25%, 12/01/2019	NR	1,250,000	1,277,862
Savannah, GA EDA RB, First Mtge. Coastal Care Resources, 7.75%, 09/01/2027 •	NR	1,000,000	500,000
Sayre, PA Hlth. Care Facs. Auth. RB:
6.375%, 07/01/2022, (Insd. by AMBAC)	AAA	510,000	527,442
6.375%, 07/01/2022,(Insd. by MBIA)	AAA	2,200,000	2,276,230
South Dakota Hlth. & Edl. Facs. Auth. RB, 6.70%, 07/01/2017	AAA	1,700,000	1,762,730

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2003

	Credit Rating ^	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Suffolk Cnty., NY IDA Civic Fac. RB:
Ser. C, 4.70%, 11/01/2009	BBB	$380,000	$409,104
Ser. C, 4.90%, 11/01/2010	BBB	400,000	432,500
Ser. C, 5.00%, 11/01/2011	BBB	420,000	453,436
Ser. C, 5.10%, 11/01/2012	BBB	440,000	476,692
Tarrant, Cnty., TX Hlth. Fac. RB, Adventist Hlth. Sys., 6.125%, 11/15/2022	AAA	240,000	246,881
Univ. of Arizona Med. Ctr. Hosp. RB, 6.25%, 07/01/2016	AAA	445,000	455,578
Waco, TX Hlth. Facs. Dev. Corp. RB:
7.125%, 09/01/2014	AAA	850,000	850,858
Hillcrest Baptist Med. Ctr. Proj., 7.00%,09/01/2005	AAA	105,000	105,104
Ward Cnty., ND Hlth. Care Fac. RB, St. Joseph Hosp. Corp. Proj., 8.875%, 11/15/2014	AAA	900,000	1,008,891
Washington Cnty., OK Med. Auth. RB, J. Phillips Hosp., 6.125%, 11/01/2014	AAA	1,060,000	1,063,562
Washington Hlth. Care Facs. RB, 6.30%, 02/15/2017	AAA	1,000,000	1,023,550
Wataga, IL Hlth. Facs. RB, 10.00%, 09/01/2016	NR	1,000,000	490,000
Wichita, KS RB, CSJ Hlth. Sys., 7.20%,10/01/2015	A	130,000	131,219
Wisconsin Hlth. & Ed. Facs. Auth. RB, RFDF , Inc. Proj., 7.375%, 07/15/2027 •	NR	1,595,000	319,000

			139,782,637

HOUSING 5.3%
Alaska Hsg. Fin. Corp. RB, 6.00%, 06/01/2027	AAA	2,000,000	2,071,180
Austin, TX Hsg. Fin. Corp. SFHRB, 0.00%, 02/01/2016 *	C	3,710,000	502,482
Battery Park City, NY Auth.RB, 10.00%, 06/01/2023	AAA	285,000	286,559
Beverly, WV Hsg. Corp. Mtge. RB, Beverly Manor, 11.00%, 11/15/2022, (Insd. by FHA)	NR	360,000	429,685
Burnsville, MN MHRB, 5.75%, 07/01/2011	AAA	1,000,000	1,023,120
California Hsg. Fin. Agcy. RB:
7.65%, 08/01/2007	AAA	500,000	510,255
7.65%, 08/01/2008	AAA	1,000,000	1,020,080
Colorado HFA RB, Ser. B 2,7.00%, 05/01/2026	Aa2	600,000	610,788
Cook Cnty., IL SFHRB, 0.00%, 07/01/2015 *	BB	25,000	7,012
Corpus Christi, TX HFA SFHRB , Ser. A, 7.70%, 07/01/2011	AAA	345,000	352,821
De Kalb Cnty., GA MHRB, 5.00%, 09/01/2011	AAA	1,000,000	1,083,530
Delaware Hsg. Auth.RB, 7.20%, 12/01/2021	Aa3	810,000	819,096
District of Columbia HFA RB, 7.75%, 09/01/2016	AAA	207,500	208,015
Duval Cnty., FL SFHRB:
0.00%, 10/01/2032 *	Aaa	3,390,000	482,973
6.30%, 06/01/2029	Aaa	950,000	1,003,314
Florida HFA RB:
0.00%, 12/01/2029, (Insd. by FSA) *	AAA	5,545,000	1,129,018
0.00%, 07/01/2030, (Insd. by FSA) *	AAA	10,805,000	1,800,761
Franklin Cnty., OH MHRB, 6.50%, 03/01/2026	Aa2	485,000	529,358
Houston, TX Hsg. Fin. Corp. RRB, Ser.A, 8.00%, 06/01/2014	A	10,000	10,041
Idaho Hsg. Agcy. RB, 6.85%, 07/01/2024	AA	305,000	311,530

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2003

	Credit Rating ^	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Illinois Hsg. Dev. Auth. MHRB:
0.00%, 07/01/2025, (Insd. by MBIA) *	AAA	$1,547,396	$212,690
0.00%, 07/01/2025, (Insd. by BIG) *	AAA	5,415,886	744,413
Lake Charles, LA Non Profit Hsg. RB, Dev. Corp., Ser. A, 7.875%, 02/15/2025	AAA	2,435,000	2,528,504
Lee Cnty., FL HFA RB, 6.95%, 09/01/2026	Aaa	65,000	65,696
Leon Cnty., FL HFA SFHRB, Multi-Cnty. Proj., Ser. B, 6.25%, 07/01/2019, (Insd. by GNMA)	AAA	245,000	260,589
Loma Linda, CA Collateralized RRB, Multifamily Redlands, 7.375%, 06/01/2009	AAA	785,000	789,302
Los Angeles, CA MHRB:
7.30%, 07/20/2011	AAA	155,000	155,357
8.10%, 05/01/2017, (Insd. by GNMA)	Aaa	80,000	86,051
Ser. A, 7.00%, 05/01/2021, (Insd. by GNMA)	AAA	5,000	5,021
Louisiana Gov’t Environmental Facs. & Cmnty. Dev. Auth. RB, 6.00%, 09/01/2035	Baa1	1,000,000	965,380
Luzerne Cnty., PA Hsg. Corp. RB, 8.125%, 12/01/2008	NR	465,000	465,907
Manatee Cnty., FL HFA Mtge. RB, 0.00%, 10/01/2015 *	BBB	18,680	5,197
Manchester, NH Hsg. & Redev. Auth. RB:
Ser. B, 0.00%, 01/01/2018, (Insd. by ACA) *	A	5,110,000	2,396,181
Ser. B, 0.00%, 01/01/2019, (Insd. by ACA) *	AA	2,570,000	1,210,367
Ser. B, 0.00%, 01/01/2020, (Insd. by ACA) *	AA	1,640,000	725,290
Massachusetts HFA RB:
6.375%, 04/01/2021	A+	15,000	15,316
6.60%, 12/01/2026	A+	105,000	109,422
Ser. A, 6.15%, 10/01/2015, (Insd. by AMBAC)	AAA	25,000	25,539
Minnesota, HFA RB, 6.50%, 01/01/2026	AA+	450,000	459,563
Missouri Hsg. Dev. Commission RB:
7.00%, 09/15/2021	AAA	80,000	81,225
7.00%, 09/15/2022, (Insd. by FHA)	AA+	100,000	101,519
Ser. B, 0.00%, 09/01/2012, (Insd. by FHA) *	AA+	480,000	270,144
Mobile, AL Hsg. Assistance Corp. RRB, 7.625%, 08/01/2023, (Insd. by FHA)	AAA	295,000	298,136
Montgomery Cnty., MD Knolls Hsg. Dev. Corp. RB, 9.75%, 12/01/2027	AAA	300,000	318,570
Nebraska Investment Fin. MHRB, Hardy Bldg. Proj., 8.50%, 10/01/2019	NR	415,000	416,502
Nevada Hsg. Division RB, 7.75%, 04/01/2022	AA	100,000	100,201
New Hampshire HFA RB, 7.75%, 07/01/2023	A+	180,000	181,021
New Orleans, LA Hsg. Dev. Corp. RB, Tulane Avenue Proj., 7.875%, 06/01/2010	A–	250,000	253,840
New York Mtge. Agcy. RRB, 6.125%, 10/01/2030	Aaa	1,945,000	2,023,520
North Carolina Hsg. Fin. & Dev. Auth. SFHRB, Ser. HH, 6.20%, 03/01/2018	AA	785,000	824,234
North Dakota Hsg. Fin. Agcy. SFHRB, 6.80%, 07/01/2023	A+	670,000	677,745
Odessa, TX Hsg. Fin. Corp. RB, 0.00%, 06/01/2012 *	AAA	450,000	327,294

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2003

	Credit Rating ^	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Ohio HFA SFHRB, 0.00%, 01/15/2015 *	AAA	$25,000	$8,045
Oklahoma HFA SFHRB, 0.00%, 09/01/2030 *	Aaa	2,045,000	390,452
Pennsylvania HFA RB:
3.25%, 10/01/2003	AA+	1,500,000	1,509,645
4.10%, 10/01/2003	AA+	1,355,000	1,367,385
Philadelphia, PA Redev. Auth. Mtge. Corp. RB, 6.95%, 05/15/2024	AAA	750,000	758,205
Pinellas Cnty., FL Hsg. Fin. RB, 6.25%, 10/01/2025	Aaa	860,000	899,508
Puerto Rico Hsg. Fin. Corp. RB, 3.35%, 06/01/2003	AAA	5,000,000	5,000,200
Puerto Rico Pub. Bldg. Auth. RRB, 5.75%, 07/01/2015	AAA	1,500,000	1,528,560
Rhode Island Hsg. & Mtge. Fin. RB:
6.50%, 04/01/2027	AA+	685,000	705,550
Homeownership Corp., 7.55%, 10/01/2022	AA+	25,000	25,044
San Francisco, CA City & Cnty. Redev. Agcy. Mtge. RB, 6.85%, 07/01/2024	AAA	3,330,000	3,340,290
Steventon Parsonage LLC RB, 0.00%, 10/01/2009 [ ]*•	NR	673,072	538,457
Tampa, FL Home Mtge. RB, 0.00%, 10/01/2014, (Insd. by FHA) *	BB+	1,185,000	259,219
Tennessee Hsg. Dev. Agcy. RB, 6.70%, 07/01/2012	AA	255,000	260,590
Tulare Cnty., CA Hsg. Auth. RB, 7.50%, 08/01/2023	AAA	890,000	918,453
Utah HFA RB, RHA Cmnty. Svcs. Proj., Ser. A, 6.875%, 07/01/2027	NR	1,000,000	971,880
Valdosta, GA Hsg. Auth. RB, 6.05%, 08/01/2024	Aaa	150,000	152,541
Vermont HFA Home Mtge. RB, Ser. B, 7.60%, 12/01/2024	AAA	150,000	151,046
Washington Hsg. Fin. Commission RB, 5.20%, 12/01/2008	Aaa	180,000	197,917
Wisconsin Hsg. & EDA RB, 6.85%, 11/01/2012	AA	145,000	146,733
Wood Glen, TX Hsg. Fin. Corp. RB, Mtge. Rev., Ser. A, 7.65%, 07/01/2022	AAA	1,000,000	1,004,740
Wyoming CDA SFHRB:
Ser. 5, 5.80%, 12/01/2008	AA	455,000	497,497
Ser. A, 7.25%, 06/01/2007	AA	875,000	877,957

			52,801,268

INDUSTRIAL DEVELOPMENT REVENUE 18.0%
Bloomington, IL IDRB, 9.875%, 10/01/2006	Baa3	765,000	797,895
Bryan Cnty., OK EDRB, 8.60%, 07/01/2010	B2	375,000	333,296
Burlington, KS PCRB, Kansas Gas & Elec. Co. Proj., 7.00%, 06/01/2031, (Insd. by MBIA)	AAA	2,715,000	2,840,840
California PCRB:
6.00%, 07/01/2027	AAA	950,000	972,059
6.40%, 12/01/2024	AAA	23,500,000	24,054,365
Casa Grande, AZ IDA RB, 8.25%, 12/01/2015	NR	970,000	832,231
Clarion Cnty., PA IDA RRB, Beverly Enterprises, Inc., 5.875%, 05/01/2007	NR	500,000	492,690
Clark Cnty., NV IDRB, 6.70%, 06/01/2022	AAA	15,895,000	16,483,115
Clark Cnty., NV IDRRB, 7.20%, 10/01/2022	AAA	1,500,000	1,577,475
Clark Cnty., NV PCRB, 6.60%, 06/01/2019	AAA	4,460,000	4,640,184
Columbia Cnty., PA IDA RB, Orangeville Nursing Ctr. Associates, 9.00%, 12/01/2012	NR	400,000	399,928
Columbus, MS IDRB, 5.90%, 12/01/2011	D	200,000	124,900

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2003

	Credit Rating ^	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Cuyahoga Cnty., OH IDRB, 8.75%, 09/15/2007	Ca	$1,000,000	$980,860
Dade Cnty., FL IDRB, Solid Wst. Disposal, 7.15%, 02/01/2023	A	5,250,000	5,271,998
Farmington, NM PCRB:
5.875%, 06/01/2023	AAA	5,300,000	5,423,225
7.20%, 04/01/2021	AAA	1,150,000	1,197,610
Humbolt Cnty., NV PCRB:
6.55%, 10/01/2013	AAA	2,500,000	2,600,750
8.30%, 12/01/2014	A	13,325,000	14,173,269
Humphreys Cnty., TN IDRB, 6.70%, 05/01/2024	AA–	9,500,000	10,011,765
Jasper Cnty., IN PCRB, 7.10%, 07/01/2017	AAA	5,390,000	5,600,965
Kanawha Cnty., WV IDRB:
5.50%, 11/01/2008	NR	270,000	255,941
8.00%, 08/01/2020	A–	1,930,000	1,970,337
Lawrence, MA IDRB, New Balance Realty Trust Proj., 10.00%, 10/01/2003	A–	55,000	55,387
Lewis & Clark Cnty., MT Environmental RB:
5.60%, 01/01/2027	C	200,000	50,034
5.85%, 10/01/2033	C	5,300,000	1,324,523
Liberty Cnty., GA IDA RB, Leconte Properties, Inc., Proj., 7.875%, 12/01/2014	BB	200,000	149,896
Loudoun Cnty., VA IDA RB, 8.75%, 11/01/2024	Aaa	3,500,000	3,977,225
Marshall Cnty., WV PCRB, 6.85%, 06/01/2022	AAA	1,000,000	1,035,000
Maryland Indl. Fin. Auth. RB:
5.75%, 07/01/2015	A+	320,000	321,104
7.125%, 07/01/2006	A–	125,000	125,595
Mason Cnty., WV PCRB:
6.85%, 06/01/2022	AAA	600,000	606,672
7.875%, 11/01/2013	BBB	2,255,000	2,257,886
Ser. H, 7.875%, 11/01/2013	AAA	2,605,000	2,608,439
Matagorda Cnty., TX Navigation Dist. RB, 6.70%, 03/01/2027	AAA	7,655,000	7,763,854
McKean Cnty., PA IDA RB, Corning Glass Works Proj., 7.75%, 06/01/2005	Baa1	200,000	188,522
Mercer Cnty., ND PCRB, 6.65%, 06/01/2022	AAA	1,000,000	1,014,210
Mercer Cnty., PA IDA RB, Grumberg Associates, 13.00%, 06/01/2007	BBB–	640,000	658,573
Mesa Cnty., CO IDRB, 8.50%, 09/15/2006	Ca	1,020,000	998,050
Milwaukee, WI Redev. Auth. RB, 5.50%, 09/01/2012	AAA	1,000,000	1,022,330
Mississippi Business Fin. Corp. RB, 7.15%, 05/01/2016	AA–	150,000	153,210
Montana Board of Investment RB, Workers Compensation Prog., 6.875%, 06/01/2011	AAA	2,800,000	3,256,792
New Jersey EDA PCRB, Ser. A, 6.40%, 05/01/2032, (Insd. by MBIA)	AAA	200,000	211,692
New Jersey EDA RB:
Continental Airlines, Inc. Proj., 6.25%, 09/15/2029	B	5,000,000	3,708,500
Holt Hauling & Warehousing, 8.40%, 12/15/2015 •	NR	1,000,000	911,250
Norfolk, VA IDA RB, 6.50%, 12/01/2007	Aa2	2,000,000	2,040,560

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2003

	Credit Rating ^	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Ohio Air Quality Dev. Auth. PCRB:
1.28%, 03/01/2018	Aaa	$6,300,000	$6,300,000
6.375%, 12/01/2020	AAA	1,000,000	1,024,020
Oklahoma Dev. Fin. Auth. RB:
4.80%, 08/15/2006	B–	110,000	98,480
5.625%, 08/15/2019	B–	635,000	506,603
5.625%, 08/15/2029	B–	40,000	30,522
5.75%, 08/15/2013	B–	85,000	72,610
5.75%, 08/15/2014	B–	125,000	105,651
7.00%, 08/15/2003	AAA	200,000	202,466
Prince Georges Cnty., MD PCRB, 6.00%, 09/01/2022	A–	390,000	397,160
Rockport, IN PCRB:
Refunding, Ser. B, 7.60%, 03/01/2016	AAA	1,500,000	1,564,200
Ser. B, 7.60%, 03/01/2016	AAA	1,395,000	1,443,825
Russell Cnty., VA IDA RB:
7.70%, 11/01/2007	Baa1	500,000	502,615
Ser. G, 7.70%, 11/01/2007	AAA	200,000	206,560
Saint Charles Parish, LA PCRB, 7.50%, 06/01/2021	AAA	500,000	519,550
Salem Cnty., NJ PCRB, E.I. Dupont De Nemours Corp., Ser. A, 6.50%, 11/15/2021	Aa3	1,150,000	1,164,168
Scottsdale, AZ Indl. Dev. Hosp. RB, 5.625%, 09/01/2012	AAA	100,000	101,324
South Charleston, WV IDRB, Chemical & Plastics, 8.00%, 08/01/2020	A–	3,230,000	3,262,946
St. Charles Parish, LA PCRB, 7.35%, 11/01/2022	A–	3,250,000	3,322,995
Upper Potomac River, MD RB, 9.125%, 08/01/2015	A	1,510,000	1,529,328
Warren Cnty., PA IDA RRB, 9.00%, 11/01/2012	NR	250,000	255,378
West Feliciana Parish, LA PCRB:
7.70%, 12/01/2014	BB+	2,725,000	2,781,653
9.00%, 05/01/2015	NR	15,450,000	15,838,567
Westmoreland Cnty., PA IDRB, 6.00%, 07/01/2022	AAA	535,000	547,578
Wood Cnty., OH IDRB, Schutz Container Sys. Proj., Ser. A, 7.125%, 06/01/2013	NR	3,405,000	4,007,208

			181,260,409

LEASE 1.9%
Hobart, IN Indl. Bldg. Corp. First Mtge., RB, 5.10%, 02/01/2004	AAA	1,120,000	1,138,861
Indianapolis, IN Sch. Bldg. Corp. IN RB, 6.10%, 01/15/2020	AAA	1,200,000	1,291,224
Philadelphia, PA Muni. Auth. RB:
6.40%, 11/15/2016	AAA	7,895,000	8,227,379
7.10%, 11/15/2005	AAA	650,000	676,520
Ser. A, 5.625%, 11/15/2018	AAA	250,000	259,455
Rocklin, CA COP, 4.90%, 09/01/2005	AAA	260,000	263,419
Sarasota Cnty., FL Sch. Board RRB, 5.00%, 07/01/2010	AAA	5,250,000	5,319,563
St. Louis, MO Muni. Fin. Corp. RB, 0.00%, 07/15/2014, (Insd. by AMBAC) *	AAA	1,500,000	874,080
Upper Merion, PA Lease Auth. RB, 6.00%, 08/15/2012	Aa1	1,000,000	1,009,380

			19,059,881

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2003

	Credit Rating ^	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE 0.7%
Austin, TX Convention Enterprise, RB:
6.60%, 01/01/2021	BBB–	$2,000,000	$2,078,920
6.70%, 01/01/2028	BBB–	500,000	521,635
Cleveland, OH RB, 0.00%, 12/01/2009 *	AAA	810,000	561,532
Gulf Breeze, FL RB, 7.75%, 12/01/2015	AAA	405,000	413,667
Indiana Commission Port Auth. RB, 6.875%, 05/01/2012	A1	1,395,000	1,440,310
Louisiana Pub. Facs. Auth. RB, 8.00%, 10/01/2009 •	NR	341,910	72,827
South Carolina Jobs EDA RB, 6.625%, 04/01/2036	BBB–	1,500,000	1,528,965

			6,617,856

OTHER 0.1%
Miami, FL Sports & Exhibition Auth. RB:
Ser. A, 6.15%, 10/01/2020, (Insd. by FGIC)	AAA	500,000	511,875
Ser. A, 6.15%, 10/01/2020, (Insd. by MBIA)	AAA	920,000	941,850

			1,453,725

PORT AUTHORITY 4.6%
Baltimore, MD Port Facs. RB, Dupont E.I. De Nemours Corp., 6.50%, 12/01/2010	AA–	500,000	512,270
Brazos River Auth., TX RB, 6.70%, 03/01/2017	AAA	15,765,000	15,990,597
Coastal Wtr. Auth., TX Conveyance Sys. RB, 7.50%, 12/15/2016	AAA	20,000	20,192
Hillsborough Cnty. Port Dist. RB:
0.00%, 06/01/2013 *	AAA	1,565,000	884,037
0.00%, 12/01/2013 *	AAA	1,565,000	858,293
Lake Charles, LA Harbor & Term. Dist. Port Facs. RB, 7.75%, 08/15/2022	Baa2	13,000,000	13,579,800
New Jersey Tpke. Auth. RB, 6.75%, 01/01/2008	AAA	1,895,000	1,963,220
New York & New Jersey Port. Auth. RB, 5.10%, 11/15/2009	AA–	200,000	205,424
Port Auth. NY & NJ Spl. Obl. RB:
6.25%, 12/01/2009	AAA	7,500,000	8,854,125
9.00%, 12/01/2006	B3	255,000	258,239
Puerto Rico Commonwealth RB, Ser. A, 7.75%, 07/01/2008	BBB+	395,000	402,663
South Carolina Port Auth. RB:
6.50%, 07/01/2005	AAA	675,000	678,098
6.75%, 07/01/2021	AAA	1,905,000	1,913,458
St. Paul, MN Port Auth. IDA RB, Lottery:
Ser. K, 9.50%, 12/01/2014, (Insd. by FGIC)	AAA	235,000	246,898
Ser. N, 10.00%, 12/01/2014, (Insd. by FGIC)	AAA	250,000	263,283

			46,630,597

POWER 1.8%
North Carolina Muni. Pwr. Agcy. RB, 6.50%, 01/01/2017	AAA	100,000	101,468
Northern California Pwr. Agcy. Pub. Pwr. RB, 10.00%, 07/01/2004	AAA	1,000,000	1,094,310
Platte River Pwr. Auth., CO RB:
5.75%, 06/01/2018	AA–	360,000	360,565
5.75%, 06/01/2018, (Insd. by MBIA)	AAA	415,000	415,685
Southern Minnesota Muni. Pwr. Agcy. Supply RB, 5.00%, 01/01/2009	AAA	5,000,000	5,209,300

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2003

	Credit Rating ^	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
POWER continued
Washington Pub. Pwr. Supply RB:
5.375%, 07/01/2015	AAA	$255,000	$261,043
5.60%, 07/01/2015	AAA	9,975,000	10,213,303

			17,655,674

PUBLIC FACILITIES 0.6%
Crossings at Fleming Island, FL RB, Country Place Hlth. Ctr., Inc. Proj., Ser. A, 5.60%, 05/01/2012	AAA	2,000,000	2,328,480
Harrisburg, PA Parking Auth. RB, 6.30%, 11/15/2016	AAA	1,200,000	1,226,316
Michigan Muni. Bond Auth. RB, 8.625%, 11/01/2016	A	450,000	460,800
New Orleans Louisiana Exhibit Hall Hotel RB, 0.00%, 07/15/2006 *	AAA	1,400,000	1,201,914
West Jefferson, AL Amusement & Pub. Park Auth. RB, Visionland, Alabama Proj., 7.50%, 12/01/2008	AAA	695,000	773,118

			5,990,628

RECREATION 0.1%
Atlanta & Fulton Cnty., GA Recreation RB, 6.20%, 12/01/2005	AA–	1,000,000	1,024,190

RESOURCE RECOVERY 0.2%
Brazos River, TX Harbor Navigation Dist. RB, 6.625%, 05/15/2033	A	1,700,000	1,782,620

SALES TAX 1.7%
Hawaii Highway RB:
5.00%, 07/01/2013	AA	1,175,000	1,202,471
5.00%, 07/01/2013, (Insd. by FGIC)	AAA	2,750,000	2,814,295
Illinois Sales Tax RB, 5.00%, 06/15/2004	AAA	3,860,000	4,016,060
Metropolitan Atlanta, Rapid Trans. Auth. GA Sales Tax RB, Second Indenture Ser. A, 6.90%, 07/01/2020	AAA	5,000,000	5,413,850
Pennsylvania Convention Ctr. RRB, Ser. A, 6.75%, 09/01/2019, (Insd. by MBIA)	AAA	3,020,000	3,275,220

			16,721,896

SOLID WASTE 0.4%
Gulf Coast, TX Wst. Disp. Auth. RB, 6.375%, 04/01/2012	AAA	420,000	430,097
Oklahoma Ordinance Auth. RB, 7.875%, 03/01/2015	AAA	1,215,000	1,250,235
Orange Cnty., FL Solid Wst. Fac. RB, 6.375%, 10/01/2017	AAA	815,000	837,714
Regional Wst. Sys., MN RB, Ser. P, 6.25%, 07/01/2010	AAA	1,000,000	1,121,000
Tulsa, OK Pub. Facs. Auth. Solid Wst. RB, Garden Martin Sys.
Tulsa, Inc. Proj., 6.95%, 05/01/2007	AAA	350,000	357,455

			3,996,501

SPECIAL TAX 1.1%
Ontario, CA Redev. Fin. Auth. RB, 5.80%, 08/01/2023	AAA	1,500,000	1,539,585
Orange Cnty., FL Tourist Dev. Tax RB, 6.00%, 10/01/2016	AAA	335,000	336,132
Puerto Rico Commonwealth RB, 2.50%, 07/30/2003	BBB+	9,000,000	9,021,690

			10,897,407

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2003

	Credit Rating ^	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
STUDENT LOAN 0.2%
Arkansas Student Loan Auth. RB, 6.40%, 06/01/2006	NR	$500,000	$501,490
Nebraska Higher Ed. Loan Prog., NE RB, 0.00%, 12/15/2015, (Insd. by MBIA) *	AAA	2,100,000	938,574
New Jersey, Higher Ed. Student Assistance Auth. RB, 5.50%, 06/01/2006	AAA	200,000	219,480

			1,659,544

TOBACCO REVENUE 3.7%
Tobacco Settlement Auth., IA RRB:
5.30%, 06/01/2025	A–	2,695,000	2,146,325
5.60%, 06/01/2035	A–	12,330,000	9,748,098
6.00%, 06/01/2023	A–	3,000,000	2,785,980
6.125%, 06/01/2032	A–	4,000,000	3,501,320
6.25%, 06/01/2042	A–	2,000,000	1,729,880
Tobacco Settlement Fin. Corp. LA RB, 5.875%, 05/15/2039	A–	9,575,000	7,898,896
Tobacco Settlement Fin. Corp. NJ RB:
5.75%, 06/01/2032	A–	5,500,000	4,977,830
6.00%, 06/01/2037	A–	2,000,000	1,696,740
6.125%, 06/01/2042	A–	2,500,000	2,122,150
Washington Tobacco Settlement Auth. RB, 6.625%, 06/01/2032	A–	150,000	137,864

			36,745,083

TRANSPORTATION 1.8%
Chicago, IL Transit Auth. RB, 4.00%, 06/01/2005	AAA	6,390,000	6,566,044
Indiana Toll Fin. Auth. RB, 5.00%, 07/01/2014	AAA	1,000,000	1,002,780
Osceola Cnty., FL Trans. RB:
0.00%, 04/01/2009 *	AAA	250,000	175,508
6.10%, 04/01/2017	AAA	500,000	506,880
Phoenix, AZ Street & Hwy. RB, 6.25%, 07/01/2011	AAA	1,355,000	1,441,043
Rail Connections, Inc., MA RB, Rte. 128 Parking:
Ser. B, 0.00%, 07/01/2023 *	BBB–	3,855,000	1,355,572
Ser. B, 0.00%, 07/01/2024 *	BBB–	4,000,000	1,318,800
Ser. B, 0.00%, 07/01/2025 *	BBB–	4,140,000	1,279,715
Ser. B, 0.00%, 07/01/2026 *	BBB–	4,195,000	1,215,795
Ser. B, 0.00%, 07/01/2027 *	BBB–	4,430,000	1,203,764
Ser. B, 0.00%, 07/01/2028 *	BBB–	4,495,000	1,145,191
Ser. B, 0.00%, 07/01/2029 *	BBB–	4,640,000	1,108,357

			18,319,449

UTILITY 4.1%
East Bay, CA Muni. Util. Wtr. Sys. RB, 5.20%, 06/01/2008	AAA	15,000,000	15,349,650
Hawaii Dept. of Budget & Fin RRB, 6.60%, 01/01/2025	AAA	3,000,000	3,222,270
M-S-R Pub. Pwr. Agcy., CA San Juan Proj. RB, 6.00%, 07/01/2022	AAA	605,000	607,263
Montgomery Cnty., MD EDRB, Brink Reservoir Fac., 10.375%, 12/15/2014	A	405,000	424,197
Philadelphia, PA Gas Works RB, 6.25%, 07/01/2008	AAA	4,500,000	4,610,025
Sacramento, CA Util. Dist. Elec. RB, 5.40%, 11/15/2006	AAA	11,800,000	12,270,584
Wisconsin Pub. Pwr., Inc. Sys. RB, 5.44%, 07/01/2014	AAA	5,000,000	5,115,550

			41,599,539

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2003

	Credit Rating ^	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER 4.2%
Bixby, OK Pub. Works Auth. Util. RRB, 7.25%, 11/01/2019	AA	$1,750,000	$1,930,303
Cherokee Cnty., GA Wtr. & Swr. RB, 6.90%, 08/01/2018	AAA	5,000	5,046
Chesapeake, VA Wtr. & Swr. Sys. RB, 6.40%, 07/01/2017	A+	1,585,000	1,619,949
Colorado River, TX Muni. Wtr. Sys. RB, 5.00%, 01/01/2005	AAA	5,090,000	5,395,400
Connecticut Clean Wtr. Fund RB, 6.125%, 02/01/2012	AAA	190,000	194,530
Hollister, CA Pwr. Fin. RRB, Swr. Sys. Improvement Proj., 5.75%, 12/01/2011	BBB	3,815,000	3,951,119
Houston, TX Wtr. & Swr. Sys. RB, 6.75%, 12/01/2008	A+	1,345,000	1,364,395
Los Angeles, CA Wstwtr. Sys. RRB:
Ser. D, 5.375%, 11/01/2006	AAA	5,400,000	5,605,686
Ser. D, 5.375%, 11/01/2009	AAA	5,100,000	5,285,385
New Orleans, LA Sewage Svc. RB, 3.00%, 06/01/2003	AAA	1,635,000	1,635,082
North Jersey Dist. Wtr. Supply RB, 6.00%, 07/01/2021	AAA	550,000	563,332
Northeast Morgan Cnty., AL Wtr. & Swr. RB, Ser. A, 5.50%, 05/01/2015	AAA	500,000	544,905
Philadelphia, PA Wtr. & Wstwtr. RB, 5.50%, 06/15/2014	AAA	2,210,000	2,258,288
Pittsburgh, PA Wtr. & Swr. Sys. RB, 4.90%, 09/01/2007	AAA	1,685,000	1,734,320
Washoe Cnty., NV Wtr. Fac. RB, 6.65%, 06/01/2017	AAA	10,000,000	10,429,000

			42,516,740

Total Municipal Obligations			841,397,937

		Shares

SHORT-TERM INVESTMENTS 10.1%
MUTUAL FUND SHARES 10.1%
Evergreen Institutional Municipal Money Market Fund ø		101,447,162	101,447,162

Total Investments (cost $942,034,794) 93.9%			942,845,099
Other Assets and Liabilities 6.1%			61,184,975

Net Assets 100.0%			$1,004,030,074

Symbol Description

*

Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from amortization of discount at acquisition.

•

Security which has defaulted on payment of interest and/or principal.

^

Credit ratings are unaudited and rated by Moody’s Investors Service where Standard and Poor’s ratings are not available.

ø

Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

[ ]

No market quotation available. Valued at fair value as determined in good faith under procedures established by the Board of Trustees.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2003

Summary of Abbreviations:

ACA	American Credit Association	HFA	Housing Finance Authority
AMBAC	American Municipal Bond Assurance Corp.	IDA	Industrial Development Authority
BIG	Bond Investors Guaranty	IDRB	Industrial Development Revenue Bond
CDA	Community Development Association	IDRRB	Industrial Development Refunding Revenue Bond
COP	Certificates of Participation	MBIA	Municipal Bond Investors Assurance Corp.
EDA	Economic Development Authority	MHRB	Multifamily Housing Revenue Bond
EDRB	Economic Development Revenue Bond	PCRB	Pollution Control Revenue Bond
FGIC	Financial Guaranty Insurance Corp.	RB	Revenue Bond
FHA	Federal Housing Authority	RHA	Residential Housing Authority
FSA	Financial Security Assurance, Inc.	RRB	Refunding Revenue Bond
GNMA	Government National Mortgage Association	SFHRB	Single Family Housing Revenue Bond
GO	General Obligation	VRDN	Variable Rate Demand Note

The following table shows the percent of total investments invested by geographic location as of May 31, 2003 (unaudited):

Pennsylvania	9.5%	New Mexico	0.8%
California	9.2%	District of Columbia	0.7%
Texas	6.4%	Minnesota	0.7%
Louisiana	5.2%	South Carolina	0.7%
Florida	5.1%	Wisconsin	0.7%
Nevada	5.0%	North Carolina	0.6%
Massachusetts	4.3%	Oklahoma	0.6%
New York	3.4%	Montana	0.5%
Indiana	3.2%	Maryland	0.4%
Illinois	2.3%	Alabama	0.3%
New Jersey	2.3%	Colorado	0.3%
Washington	2.0%	Kansas	0.3%
Ohio	1.9%	North Dakota	0.3%
Puerto Rico	1.7%	Alaska	0.2%
Tennessee	1.5%	Connecticut	0.2%
Oregon	1.4%	Delaware	0.2%
Idaho	1.2%	South Dakota	0.2%
Kentucky	1.2%	Maine	0.1%
West Virginia	1.2%	Mississippi	0.1%
Arizona	1.1%	Missouri	0.1%
Georgia	1.1%	Nebraska	0.1%
Hawaii	1.1%	Utah	0.1%
Michigan	1.0%	Wyoming	0.1%
New Hampshire	0.9%	Vermont	0.0%
Rhode Island	0.9%	Non-state specific	16.7%
Virginia	0.9%	Total
			100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2003

Assets
Identified cost of securities	$942,034,794
Net unrealized gains on securities	810,305

Market value of securities	942,845,099
Receivable for securities sold	44,318,970
Receivable for Fund shares sold	4,447,901
Interest receivable	16,017,547
Prepaid expenses and other assets	76,691

Total assets	1,007,706,208

Liabilities
Dividends payable	1,104,138
Payable for Fund shares redeemed	2,397,478
Advisory fee payable	40,085
Distribution Plan expenses payable	49,346
Due to other related parties	8,223
Accrued expenses and other liabilities	76,864

Total liabilities	3,676,134

Net assets	$1,004,030,074

Net assets represented by
Paid-in capital	$1,023,875,104
Overdistributed net investment income	(1,106,740)
Accumulated net realized losses on securities	(19,548,595)
Net unrealized gains on securities	810,305

Total net assets	$1,004,030,074

Net assets consists of
Class A	$514,376,994
Class B	238,398,648
Class C	240,631,126
Class I	10,623,306

Total net assets	$1,004,030,074

Shares outstanding
Class A	58,974,604
Class B	27,395,824
Class C	27,494,257
Class I	1,217,987

Net asset value per share
Class A	$8.72
Class A — Offering price (based on sales charge of 4.75%)	$9.15
Class B	$8.70
Class C	$8.75
Class C — Offering price (based on sales charge of 1.00%)	$8.84
Class I	$8.72

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Year Ended May 31, 2003

Investment income
Interest	$40,692,501

Expenses
Advisory fee	4,458,838
Distribution Plan expenses
Class A	1,261,011
Class B	2,276,193
Class C	1,886,368
Administrative services fee	907,748
Transfer agent fees	578,419
Trustees’ fees and expenses	18,615
Printing and postage expenses	41,197
Custodian fees	241,015
Registration and filing fees	138,495
Professional fees	32,433
Other	112,717

Total expenses	11,953,049
Less: Expense reductions	(5,105)
Fee waivers and expense reimbursements	(196,245)

Net expenses	11,751,699

Net investment income	28,940,802

Net realized and unrealized gains or losses on securities
Net realized gains on securities	458,667
Net change in unrealized gains or losses on securities	1,221,683

Net realized and unrealized gains or losses on securities	1,680,350

Net increase in net assets resulting from operations	$30,621,152

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended May 31,

	2003		2002

Operations
Net investment income		$28,940,802		$24,722,094
Net realized gains on securities		458,667		2,900,257
Net change in unrealized gains or losses on securities		1,221,683		1,305,146

Net increase in net assets resulting from operations		30,621,152		28,927,497

Distributions to shareholders from
Net investment income
Class A		(17,280,143)		(13,937,661)
Class B		(6,394,014)		(7,678,681)
Class C		(5,217,405)		(3,410,776)
Class I		(238,704)		(104,230)

Total distributions to shareholders		(29,130,266)		(25,131,348)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	37,539,189	327,124,142	29,660,420	257,580,782
Class B	7,656,992	66,573,555	7,613,377	66,064,360
Class C	15,908,534	139,107,545	7,965,702	69,525,714
Class I	1,160,913	10,113,757	327,349	2,851,820

		542,918,999		396,022,676

Net asset value of shares issued in reinvestment of distributions
Class A	948,516	8,260,320	806,319	7,019,453
Class B	357,406	3,105,331	360,304	3,127,691
Class C	325,218	2,841,883	219,176	1,913,709
Class I	10,417	90,766	2,044	17,789

		14,298,300		12,078,642

Automatic conversion of Class B shares to Class A shares
Class A	373,004	3,251,425	2,203,819	19,148,642
Class B	(373,881)	(3,251,425)	(2,210,271)	(19,148,642)

		0		0

Payment for shares redeemed
Class A	(25,408,743)	(221,184,822)	(8,072,915)	(70,244,741)
Class B	(4,253,740)	(36,947,158)	(4,392,700)	(38,101,194)
Class C	(2,970,454)	(25,939,584)	(1,434,029)	(12,509,210)
Class I	(408,805)	(3,551,288)	(42,117)	(367,274)

		(287,622,852)		(121,222,419)

Net increase in net assets resulting from capital share transactions		269,594,447		286,878,899

Total increase in net assets		271,085,333		290,675,048
Net assets
Beginning of period		732,944,741		442,269,693

End of period		$1,004,030,074		$732,944,741

Overdistributed net investment income		$(1,106,740)		$(1,207,423)

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1.  ORGANIZATION

Evergreen High Income Municipal Bond Fund (“High Income Fund”) is a diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware business trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge and pay an ongoing distribution fee. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold with a front-end sales charge and are subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Both Class B and Class C shares pay a higher ongoing distribution fee than Class A. Class I shares are sold without a front-end sales charge or contingent deferred sales charge and do not pay a distribution fee.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a.  Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b.  When-issued and delayed delivery transactions

The Fund records when-issued securities no later than one business day after the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

NOTES TO FINANCIAL STATEMENTS continued

c.  Security transactions and investment income

Security transactions are recorded no later than one business day after the trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d.  Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e.  Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations.

f.  Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3.  ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.55% and declining to 0.45% as average daily net assets increase.

Stamper Capital & Investments, Inc., an indirect, wholly-owned subsidiary of Wachovia, is the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

From time to time, EIMC may voluntarily or contractually waive its fees and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. Total amounts subject to recoupment as of May 31, 2003 were $14,294. During the year ended May 31, 2003, the investment advisor waived its fees and reimbursed expenses relating to Class A shares in the amount of $181,951 and $14,294, respectively, which represent 0.02% of the Fund’s average daily net assets and 0.00% of the average daily net assets of Class A shares, respectively.

NOTES TO FINANCIAL STATEMENTS continued

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an administrative fee of 0.10% of the Fund’s average daily net assets.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4.  DISTRIBUTION PLANS

Evergreen Distributor, Inc. (“EDI”), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 1.00% of the average daily net assets for Class B and Class C shares. On March 20, 2003, the Trustees of the Fund approved an increase to the annual maximum allowable charge for servicing and distribution fees on Class A shares from 0.25% to 0.30% of the average daily net assets of Class A shares. This increase became effective on March 27, 2003.

5.  SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $738,035,543 and $533,504,151, respectively, for the year ended May 31, 2003.

On May 31, 2003, the aggregate cost of securities for federal income tax purposes was $942,958,675. The gross unrealized appreciation and depreciation on securities based on tax cost was $15,189,541 and $15,303,117, respectively, with a net unrealized depreciation of $113,576.

As of May 31, 2003, the Fund had $18,624,714 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2008	2009	2010

$5,963,030	$12,263,935	$397,749

6.  DISTRIBUTIONS TO SHAREHOLDERS

As of May 31, 2003, the components of distributable earnings on a tax basis were as follows:

Overdistributed Ordinary Income	Overdistributed Exempt- Interest Income	Unrealized Depreciation	Capital Loss Carryover

$290,147	$816,593	$113,576	$18,624,714

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

NOTES TO FINANCIAL STATEMENTS continued

The tax character of distributions paid was as follows:

	Year Ended May 31,

	2003	2002

Ordinary Income	$459,912	$475,434
Exempt-Interest Income	28,670,354	24,655,914

7.  INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other certain funds in the Evergreen fund family may participate in an interfund lending program. This program allows the Fund to borrow from other participating funds. During the year ended May 31, 2003, the Fund did not participate in the interfund lending program.

8.  EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced. The Fund received expense reductions from expense offset arrangements of $5,105 which represents 0.00% of its average daily net assets.

9.  DEFERRED TRUSTEES’ FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10.  FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended May 31, 2003, the Fund had no borrowings under this agreement.

INDEPENDENT AUDITORS’ REPORT

Board of Trustees and Shareholders
Evergreen Municipal Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen High Income Municipal Bond Fund, a series of Evergreen Municipal Trust, as of May 31, 2003, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2003 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen High Income Municipal Bond Fund, as of May 31, 2003, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
July 3, 2003

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For the fiscal year ended May 31, 2003, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, other than alternative minimum tax is 98.43%.

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TRUSTEES AND OFFICERS

TRUSTEES(1)

Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc.(investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None

Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund

Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None

Principal occupations: Sales Manager, SMI STEEL Co. – South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

Principal occupations: President, Richardson, Runden & Company (recruitment business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None

Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None

Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director, Middlesex Mutual Assurance Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA(2) Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None

Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS

Dennis H. Ferro(3) President DOB: 6/20/1945 Term of office since: 2003	President and Chief Investment Officer, Evergreen Investment Management Company, LLC and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel(4) Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.

Michael H. Koonce(4) Secretary DOB: 4/20/1960 Term of office since: 2000

Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; Former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; Former Vice President and Counsel, Colonial Management Associates, Inc.

(1)

Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 115 Evergreen funds.

(2)

Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

(3)

The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

(4)

The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $229 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. From money market funds that meet short-term needs to international funds that involve greater risk but seek potentially higher returns, Evergreen provides a broad array of flexible investment options. Across all investment styles, we are committed to providing investors with investment excellence day after day, quarter after quarter and year after year.

*As of May 31, 2003

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fourth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2002, Evergreen Investments was ranked third overall.

566600 7/2003

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

Evergreen Municipal Bond Fund

Evergreen

MUNICIPAL BOND FUND

Annual Report
as of May 31, 2003

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS

4	FUND AT A GLANCE

5	PORTFOLIO MANAGER COMMENTARY

6	FINANCIAL HIGHLIGHTS

10	SCHEDULE OF INVESTMENTS

22	STATEMENT OF ASSETS AND LIABILITIES

23	STATEMENT OF OPERATIONS

24	STATEMENTS OF CHANGES IN NET ASSETS

25	NOTES TO FINANCIAL STATEMENTS

29	INDEPENDENT AUDITORS’ REPORT

30	ADDITIONAL INFORMATION

32	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen Investments(SM) is a service mark of Evergreen Investment Management Company, LLC. Copyright 2003.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc., 90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

July 2003

Dear Evergreen Shareholder,

We are pleased to provide the annual report for Evergreen Municipal Bond Fund, which covers the 12-month period ended May 31, 2003.

Investors in the municipal bond market have generally benefited from the uncertainty and events that have undermined other segments of the capital market. Uncertainty over the strength of the economic recovery and fears of war and terror, combined to challenge equity investments as well as certain segments of the fixed income market. While periodic strength in stocks competed with bonds for investment dollars, those investors employing proper diversification strategies managed to weather the volatility on a relative basis. Particularly in the municipal market, those investors who paid heed to maturity and quality during the volatility were able to manage risks effectively. While many other areas within the financial markets remained in turmoil, many municipal bond investors benefited from falling yields due in part to uncertain geopolitical risks, an uneven economic recovery, and continued volatility in the equity markets.

Dennis H. Ferro
President and Chief
Investment Officer

Several developments occurred over the past year and these trends may continue in coming months. First, the weaker than expected recovery has resulted in lower tax receipts for most municipalities, increasing the need for new debt issuance. Second, the increased supply was met by healthy demand for bonds that were suitable for a broad range of investment needs. Third, many investors exiting the equity markets placed

1

LETTER TO SHAREHOLDERS continued

their assets in less volatile securities. This enabled many tax-free bond funds to perform well. So far 2003 has not offered compelling arguments for a surge in economic growth. Despite low rates and the tax law changes, investor sentiment remains guarded, as the just concluded war with Iraq and concerns over terrorism are keeping some investors on the sidelines. With the prospects for moderate economic growth, declining tax revenues, and many municipalities needing resources to fund programs, issuance could once again increase in the coming year. The degree of clarity on the geopolitical situation will determine whether or not this issuance is met with investor demand. If investors continue to underweight stocks, the increased issuance should not dilute opportunities within the municipal bond market. If investors sense an end to the global turmoil, demand may not satisfy supply.

Until economic growth improves in conjunction with the clarity on the geopolitical situation in the second half of the year, we expect interest rates to remain near 40-year lows. Unemployment rates in the range of 6% and global tensions should keep the Federal Reserve accommodative for the remainder of 2003. As the markets sense an improved outlook, though, interest rates could begin a gradual climb in the second half of the year. We believe those portfolios adopting long-term defensive strategies involving quality and yield should be adequately positioned for this scenario.

2

LETTER TO SHAREHOLDERS continued

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you can also access our quarterly online shareholder newsletter, Evergreen Events, through the “About Evergreen Investments” menu tab.

Thank you for your continuing support of Evergreen Investments.

Sincerely,

Dennis H. Ferro President and Chief Investment Officer Evergreen Investment Management Company, LLC

3

FUND AT A GLANCE

as of May 31, 2003

MANAGEMENT TEAM

Mathew M.
Kiselak
Tax-Exempt Fixed
Income Team
Lead Manager

CURRENT INVESTMENT STYLE (2)

PERFORMANCE AND RETURNS (1)

Portfolio inception date: 1/19/1978

Class inception date	Class A 1/20/1998	Class B 1/19/1978	Class C 1/26/1998	Class I 4/30/1999

Average annual returns*
1 year with sales charge	4.75%	4.21%	7.16%	N/A

1 year w/o sales charge	10.02%	9.21%	9.21%	10.30%

5 year	3.82%	3.73%	3.85%	4.92%

10 year	4.65%	4.74%	4.64%	5.17%

*

Adjusted for maximum applicable sales charge, unless noted.

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen Municipal Bond Fund Class A shares, (1) versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares had a total return of 10.02% for the 12-month period ended May 31, 2003, excluding any applicable sales charges. During the same period, the Lehman Brothers Municipal Bond Index returned 10.36%.

We attribute the fund’s positive returns, to its slightly longer duration and its emphasis on higher-quality securities. Our substantial position in higher-quality securities enabled the fund to avoid credit problems associated with a weak economy. Duration measures a bond’s sensitivity to changes in interest rates. When interest rates rise, a shorter duration is usually advantageous because it minimizes price volatility. Conversely, in a low interest rate environment a longer duration would be advantageous. As yields fell during the period, driving prices higher, the fund’s slightly longer duration improved its ability to generate price appreciation.

The economy’s stubbornly sluggish state fueled investor concern about corporate financial health. The effects of further economic uncertainty on profits prompted investors to demand higher incremental yields as credit risk increased. These incremental yields, known as credit spreads, grew as credit risk became more substantial. As a result, higher-rated bonds outperformed securities with lower ratings.

At the end of the period, the fund’s average credit quality stood at AAA, the average duration around 6 years and the effective maturity stood around 8 years.

(1) Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, C and I prior to their inception is based on the performance of Class B, the original class offered. The historical returns for Classes A and I have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A and I would have been higher. The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

(2) Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 03/31/2003.

The fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

The fund’s investment objective is nonfundamental and may be changed without the vote of the fund’s shareholders.

The fund’s yield will fluctuate, and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to the federal alternative minimum tax.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

All data is as of May 31, 2003, and subject to change.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,

CLASS A	2003	2002(1)	2001	2000	1999(1)

Net asset value, beginning of period	$7.16	$7.11	$6.70	$7.48	$7.78

Income from investment operations
Net investment income	0.31	0.33	0.33	0.35	0.34
Net realized and unrealized gains or losses on securities	0.39	0.05	0.42	(0.74)	(0.07)

Total from investment operations	0.70	0.38	0.75	(0.39)	0.27

Distributions to shareholders from
Net investment income	(0.31)	(0.33)	(0.34)	(0.35)	(0.34)
Net realized gains	0	0	0	(0.04)	(0.23)

Total distributions to shareholders	(0.31)	(0.33)	(0.34)	(0.39)	(0.57)

Net asset value, end of period	$7.55	$7.16	$7.11	$6.70	$7.48

Total return(2)	10.02%	5.38%	11.32%	(5.29%)	3.64%

Ratios and supplemental data
Net assets, end of period (thousands)	$822,233	$826,268	$863,113	$899,427	$1,099,718
Ratios to average net assets
Expenses(3)	0.83%	0.84%	0.85%	0.87%	0.85%
Net investment income	4.27%	4.55%	4.72%	4.97%	4.49%
Portfolio turnover rate	106%	83%	67%	86%	90%

(1)

Net investment income per share is based on average shares outstanding during the period.

(2)

Excluding applicable sales charges

(3)

The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,

CLASS B	2003	2002(1)	2001	2000(1)	1999(1)

Net asset value, beginning of period	$7.16	$7.11	$6.70	$7.48	$7.78

Income from investment operations
Net investment income	0.27	0.27	0.28	0.30	0.29
Net realized and unrealized gains or losses on securities	0.38	0.05	0.41	(0.74)	(0.07)

Total from investment operations	0.65	0.32	0.69	(0.44)	0.22

Distributions to shareholders from
Net investment income	(0.26)	(0.27)	(0.28)	(0.30)	(0.29)
Net realized gains	0	0	0	(0.04)	(0.23)

Total distributions to shareholders	(0.26)	(0.27)	(0.28)	(0.34)	(0.52)

Net asset value, end of period	$7.55	$7.16	$7.11	$6.70	$7.48

Total return(2)	9.21%	4.60%	10.50%	(6.00%)	2.86%

Ratios and supplemental data
Net assets, end of period (thousands)	$26,484	$26,506	$48,284	$54,673	$78,169
Ratios to average net assets
Expenses(3)	1.58%	1.59%	1.60%	1.62%	1.60%
Net investment income	3.52%	3.80%	3.97%	4.22%	3.74%
Portfolio turnover rate	106%	83%	67%	86%	90%

(1)

Net investment income per share is based on average shares outstanding during the period.

(2)

Excluding applicable sales charges

(3)

The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,

CLASS C	2003	2002(1)	2001	2000	1999(1)

Net asset value, beginning of period	$7.16	$7.11	$6.70	$7.48	$7.78

Income from investment operations
Net investment income	0.26	0.27	0.27	0.29	0.29
Net realized and unrealized gains or losses on securities	0.39	0.05	0.42	(0.73)	(0.07)

Total from investment operations	0.65	0.32	0.69	(0.44)	0.22

Distributions to shareholders from
Net investment income	(0.26)	(0.27)	(0.28)	(0.30)	(0.29)
Net realized gains	0	0	0	(0.04)	(0.23)

Total distributions to shareholders	(0.26)	(0.27)	(0.28)	(0.34)	(0.52)

Net asset value, end of period	$7.55	$7.16	$7.11	$6.70	$7.48

Total return(2)	9.21%	4.60%	10.50%	(6.00%)	2.87%

Ratios and supplemental data
Net assets, end of period (thousands)	$45,710	$42,462	$43,610	$46,580	$6,899
Ratios to average net assets
Expenses(3)	1.58%	1.59%	1.60%	1.59%	1.60%
Net investment income	3.52%	3.80%	3.97%	4.24%	3.75%
Portfolio turnover rate	106%	83%	67%	86%	90%

(1)

Net investment income per share is based on average shares outstanding during the period.

(2)

Excluding applicable sales charges

(3)

The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,

CLASS I(3)	2003(1)	2002(1)	2001	2000	1999(1)(2)

Net asset value, beginning of period	$7.16	$7.11	$6.70	$7.48	$7.57

Income from investment operations
Net investment income	0.33	0.34	0.36	0.36	0.04
Net realized and unrealized gains or losses on securities	0.39	0.05	0.41	(0.73)	(0.10)

Total from investment operations	0.72	0.39	0.77	(0.37)	(0.06)

Distributions to shareholders from
Net investment income	(0.33)	(0.34)	(0.36)	(0.37)	(0.03)
Net realized gains	0	0	0	(0.04)	0

Total distributions to shareholders	(0.33)	(0.34)	(0.36)	(0.41)	(0.03)

Net asset value, end of period	$7.55	$7.16	$7.11	$6.70	$7.48

Total return	10.30%	5.64%	11.60%	(5.05%)	(0.79%)

Ratios and supplemental data
Net assets, end of period (thousands)	$15,583	$1,778	$1,039	$442	$1
Ratios to average net assets
Expenses(4)	0.58%	0.59%	0.60%	0.61%	0.52	%(5)
Net investment income	4.51%	4.81%	4.94%	5.32%	5.44	%(5)
Portfolio turnover rate	106%	83%	67%	86%	90%

(1)

Net investment income per share is based on average shares outstanding during the period.

(2)

For the period from April 30, 1999 (commencement of class operations), to May 31, 1999.

(3)

Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

(4)

The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

(5)

Annualized

See notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

May 31, 2003

	Credit Rating ^	Principal Amount	Value

MUNICIPAL OBLIGATIONS 95.1%
AIRPORT 4.1%
Atlanta, GA Arpt. Facs. RB, 0.00%, 01/01/2010, (Insd. by AMBAC) *	AAA	$1,000,000	$796,230
Dallas Fort Worth, TX Intl. Aprt. RB, 9.41%, 05/01/2011, (Insd. by MBIA)	AAA	6,000,000	7,114,320
Dallas Fort Worth, TX Intl. Arpt. RB, 9.41%, 05/01/2011, (Insd. by FSA)	AAA	2,840,000	3,342,623
Denver, CO City & Cnty. Arpt. RB:
Ser. D, 7.75%, 11/15/2013, (Gtd. by XLCA-ICR)	AAA	6,000,000	7,839,300
Unrefunded, 7.50%, 11/15/2023, (Gtd. by XLCA-ICR)	AAA	5,480,000	5,994,791
Memphis-Shelby Cnty., TN Arpt. Auth. RB, 9.46%, 07/09/2003, (Insd. by FSA)	AAA	6,250,000	7,517,625
Miami-Dade Cnty., FL Aviation RB, Refunding Miami Intl. Aprt.:
Ser. D, 5.25%, 10/01/2018	AAA	2,395,000	2,599,773
Ser. D, 5.25%, 10/01/2019	AAA	2,000,000	2,151,900

			37,356,562

COMMUNITY DEVELOPMENT DISTRICT 0.4%
Frederick Cnty., MD Spl. Obl. RB, Urbana CDD, 6.625%, 07/01/2025	NR	3,280,000	3,391,454

CONTINUING CARE RETIREMENT COMMUNITY 0.9%
Bexar Cnty., TX Hlth. Facs. Dev. Corp. RB, Army Retirement Residence Proj.:
6.125%, 07/01/2022	BBB–	685,000	719,120
6.30%, 07/01/2032	BBB–	1,500,000	1,579,275
Clarence, NY IDA RB, Bristol Vlg. Proj., 6.00%, 01/20/2044	Aaa	1,710,000	1,884,488
Vermont EDA RB, Wake Robin Corp. Proj., Ser. A, 6.30%, 03/01/2033	A	3,500,000	3,782,520

			7,965,403

EDUCATION 1.0%
Latrobe, PA IDA College RB, St. Vincent College Proj., 5.35%, 5/1/2015	Baa1	1,165,000	1,258,561
Massachusetts Dev. Fin. Agcy. RB, MA Collage of Pharmacy Allied Proj., 6.375%, 07/01/2023	BBB	1,000,000	1,084,830
New York Dorm. Auth. RB, Sch. Dist. Fin., Ser. B, 6.50%, 10/01/2017	AAA	3,505,000	4,406,136
Saint Joseph Cnty, IN Edl. Facs. RB, Univ. of Notre Dame du Lac Proj., 6.50%, 03/01/2026	Aaa	1,640,000	2,160,208

			8,909,735

ELECTRIC REVENUE 6.1%
Alaska Energy Auth. Util. RB, 6.60%, 07/01/2015, (Insd. by FSA)	AAA	15,000,000	19,447,350
Brownsville, TX Util. Sys. RRB, 6.25%, 09/01/2014, (Insd. by MBIA)	AAA	2,750,000	3,451,168
Chesterfield Cnty., VA IDA PCRB, Virginia Elec. & Pwr. Co.:
Ser. A, 5.875%, 06/01/2017	BBB+	3,000,000	3,249,660
Ser. B, 5.875%, 06/01/2017	BBB+	1,500,000	1,624,830

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

May 31, 2003

	Credit Rating ^	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
ELECTRIC REVENUE continued
Connecticut Dev. Auth. PCRRB, Connecticut Light & Pwr., Ser. B, 5.95%, 09/01/2028	BBB	$2,535,000	$2,692,702
Georgia Muni. Elec. Auth. Pwr. RB, 6.375%, 01/01/2016	AAA	9,800,000	12,613,188
Maricopa Cnty., AZ PCRRB, El Paso Elec. Proj., 6.375%, 08/01/2005	NR	5,000,000	5,104,250
Monroe Cnty., GA PCRB, Oglethorpe Pwr. Corp., Ser. A, 6.75%, 1/1/2010	A	1,000,000	1,207,290
Oconee Cnty., SC PCRB, 5.80%, 04/01/2014	A+	5,000,000	5,117,300
Sikeston, MO Elec. RRB, 6.00%, 06/01/2015	AAA	500,000	626,685

			55,134,423

GENERAL OBLIGATION-LOCAL 6.8%
Adams & Arapahoe Cnty., CO GO, Sch. Dist. 28:
Ser. A, 5.25%, 12/01/2018	AAA	3,910,000	4,455,406
Ser. A, 5.25%, 12/01/2020	AAA	4,150,000	4,651,859
Adams Cnty., OH Valley Local Sch. Dist. GO, Adams & Highland Cnty., 7.00%, 12/01/2015, (Insd. by MBIA)	AAA	2,000,000	2,650,820
Centralia, CA Sch. Dist. GO, Capital Appreciation Election of 2002, Ser. A, 0.00%, 08/01/2027 *	AAA	1,000,000	305,130
El Paso Cnty., CO Sch. Dist. 11 GO:
6.50%, 12/01/2012	AA–	2,310,000	2,919,517
7.10%, 12/01/2013	AA–	2,000,000	2,689,840
Fresno, CA Unified Sch. Dist. GO, Ser. A, 6.55%, 08/01/2020	AAA	1,950,000	2,428,315
Grand Prairie, TX Independent Sch. Dist. GO, 5.80%, 02/15/2023, (Gtd. by PSF)	AAA	40,000	45,358
Jacksonville, FL Trans. Auth. GO, 9.20%, 01/01/2015	AAA	3,580,000	5,287,481
Kettering, OH City Sch. Dist. GO, Sch. Impt., 5.00%, 12/01/2020, (Insd. by FGIC)	AAA	3,205,000	3,503,546
Larimer Cnty., CO Sch. Dist. 1 GO, 7.00%, 12/15/2016, (Insd. by MBIA & IBC)	AAA	2,250,000	2,983,995
Methuen, MA GO, 5.625%, 11/15/2015, (Insd. by FSA)	AAA	500,000	570,330
New York, NY GO, 8.78%, 08/01/2013	AAA	5,925,000	7,326,144
Niagara Falls, NY GO, Pub. Impt., 7.50%, 03/01/2014, (Insd. by MBIA)	AAA	500,000	686,025
Philadelphia, PA Sch. Dist. GO, Ser. B, 5.625%, 08/01/2019	AAA	3,075,000	3,516,139
Pima Cnty., AZ Unified Sch. Dist. 1 GO, 7.50%, 07/01/2003, (Insd. by FGIC)	AAA	2,030,000	2,041,226
Pueblo Cnty., CO Sch. Dist. GO, 5.25%, 12/01/2021	AAA	2,025,000	2,233,575
San Diego, CA Community College Dist. GO, Election of 2002,
Ser. A, 5.00%, 05/01/2019	AAA	1,550,000	1,702,474
San Diego, CA Unified Sch. Dist. GO, Election 1998, Ser. D, 5.25%, 07/01/2020, (Insd. by FGIC)	AAA	3,000,000	3,352,800
Shasta, CA Union High Sch. Dist. GO, Capital Appreciation Election 2001, 0.00%, 08/01/2022 *	AAA	1,095,000	444,406

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

May 31, 2003

	Credit Rating ^	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION-LOCAL continued
Spring Branch, TX Independent Sch. Dist. GO:
5.375%, 02/01/2012, (Gtd. by PSF)	AAA	$5,000	$5,763
5.375%, 02/01/2014, (Gtd. by PSF)	AAA	5,000	5,709
Ser. 881-RA, 9.33%, 02/01/2012	AAA	655,000	854,854
Ser. 881-RB, 9.33%, 02/01/2013	AAA	960,000	1,238,841
Ser. 881-RC, 9.33%, 02/01/2014	AAA	3,380,000	4,338,297
Tooele Cnty., UT Sch. Dist. GO, 5.25%, 06/01/2017	AAA	1,175,000	1,315,213
West Warwick, RI GO, Ser. A, 7.30%, 07/15/2008	Baa1	206,000	211,506
Worcester, MA GO, Muni. Purpose Loan, Ser. A, 5.25%,
08/01/2012, (Insd. By AMBAC)	AAA	300,000	333,489

			62,098,058

GENERAL OBLIGATION-STATE 5.7%
Connecticut GO:
Ser. B, 5.50%, 06/15/2017	AA	8,485,000	9,811,799
Ser. D, 5.375%, 11/15/2021	AA	5,000,000	5,595,400
Georgia GO, Ser. C, 5.25%, 04/01/2011	AAA	10,700,000	12,503,913
Massachusetts GO, Cons. Loan:
Ser. C, 5.50%, 11/01/2019	AA-	4,000,000	4,534,080
Ser. C, 5.50%, 11/01/2020	AA-	3,000,000	3,380,310
Ohio GO, Higher Ed.:
Ser. A, 5.375%, 08/01/2019	AA+	3,025,000	3,407,269
Ser. B, 5.25%, 11/01/2020	AA+	4,000,000	4,458,880
Ser. B, 5.25%, 11/01/2021	AA+	4,120,000	4,558,245
Texas GO:
College Student Loan, 5.25%, 08/01/2013	AA	1,225,000	1,387,754
Veterans Hsg. Assistance Program, Ser. A, 5.65%, 12/01/2017	AA	1,000,000	1,072,860
Washington GO, Ser. A, 6.75%, 02/01/2015	AA+	1,000,000	1,310,230

			52,020,740

HOSPITAL 16.1%
Albuquerque, NM Hosp. Sys. RRB, Ser. A, 6.375%, 08/01/2007	AAA	1,500,000	1,528,245
Bountiful, UT Hosp. RB, South Davis Community Hosp., 9.50%, 12/15/2018	NR	220,000	245,560
Bristol, TN Hlth. & Edl. Facs. Auth. RRB, Bristol Mem. Hosp., 6.75%, 09/01/2010, (Insd. by FGIC)	AAA	7,465,000	9,212,855
Colorado Hlth. Facs. Auth. RB, Portercare Adventist Hlth., 6.50%, 11/15/2023	BBB+	4,000,000	4,468,240
Connecticut Hlth. & Edl. RB, Connecticut State Univ. Sys., Ser. E,5.00%, 11/01/2015	AAA	4,275,000	4,840,668
Delaware Hlth. Facs. Auth. RRB, Med. Ctr. of Delaware, 7.00%, 10/01/2015, (Insd. by MBIA)	AAA	1,600,000	1,692,496
Goshen, IN RB, Greencroft Obl. Group, Ser. B, 5.75%, 08/15/2028	NR	6,000,000	5,486,580

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

May 31, 2003

	Credit Rating ^	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Illinois Hlth. Facs. Auth. RB:
Ser. 848-RA, 9.58%, 02/15/2013, (Insd. by FSA)	AAA	$1,340,000	$1,709,626
Ser. 848-RB, 9.58%, 02/15/2014, (Insd. by FSA)	AAA	1,415,000	1,783,211
Ser. 848-RC, 9.58%, 02/15/2015, (Insd. by FSA)	AAA	865,000	1,080,177
Ser. 848-RD, 9.58%, 02/15/2016, (Insd. by FSA)	AAA	1,575,000	1,944,338
Lake Forest Hosp.:
Ser. A, 6.00%, 07/01/2017	A-	2,700,000	3,000,267
Ser. A, 6.25%, 07/01/2022	A-	4,200,000	4,611,558
Indiana Trans. Fin. Auth. Hwy. RB, Ser. A, 0.00%, 06/01/2017 *	AAA	1,000,000	553,430
Knox Cnty., TN Hlth. & Edl. Hosp. Facs. Auth. RRB, Fort Sanders Alliance:
Ser. B, 7.25%, 01/01/2010, (Insd. by MBIA)	AAA	9,000,000	11,276,370
Ser. C, 5.25%, 01/01/2015, (Insd. by MBIA)	AAA	4,500,000	5,161,410
Lorain Cnty., OH Hosp. RB, 9.80%, 10/01/2018	NR	2,500,000	3,067,900
Marshall Cnty., AL Hlth. Care Auth. RB:
Ser. A, 5.75%, 01/01/2015, (Liq.: Merrill Lynch & Co.)	A-	1,350,000	1,501,699
Ser. A, 5.75%, 01/01/2032	A-	1,050,000	1,105,262
Ser. A, 6.25%, 01/01/2022, (Liq.: Merrill Lynch & Co.)	A-	1,000,000	1,099,500
Maryland Hlth. & Higher Edl. Facs. Auth. RB, Doctor’s Community Hosp., Inc., 5.75%, 07/01/2013	BBB-	4,000,000	4,083,480
Massachusetts Hlth. & Edl. Facs. Auth. RB, Milford-Whitinsville Hosp., Ser. D, 6.50%, 07/15/2023	BBB-	1,500,000	1,616,355
Medical Univ., SC Hosp. Auth. RRB:
Ser. A, 6.25%, 08/15/2022	BBB+	5,000,000	5,345,850
Ser. A, 6.375%, 08/15/2027	BBB+	3,000,000	3,198,540
Hosp. Facs.:
Ser. A, 6.25%, 08/15/2014	BBB+	2,765,000	3,112,948
Ser. A, 6.50%, 08/15/2032	BBB+	5,000,000	5,371,900
Missouri Hlth. & Edl. Facs. Auth. RB, BJC Hlth. Sys., Ser. A, 6.50%, 05/15/2020	NR	500,000	532,615
Montgomery Cnty., OH Hosp. RRB, Kettering Med. Ctr., 6.25%, 04/01/2020, (Insd. by MBIA)	AAA	2,500,000	3,162,900
New Hampshire Higher Edl. & Hlth. Facs. Auth. RB, Frisbie Mem. Hosp., 6.125%, 10/01/2013	A3	6,155,000	6,363,347
New Jersey Hlth. Care Facs. RB, 6.125%, 07/01/2012, (Insd. by AMBAC)	AAA	430,000	458,875
New York Dorm. Auth. RB, 5.20%, 02/15/2014	AAA	1,000,000	1,122,400
New York Med. Care Facs. Fin. Agcy. RB, Hlth. Ctr. Proj., Ser. A, 6.375%, 11/15/2019	Aa1	3,575,000	3,942,556
Pennsylvania Higher Edl. Facs. Auth. RB, UMPC Hlth. Sys., Ser. A, 6.25%, 01/15/2018	A	6,005,000	6,690,531
Quincy, IL RB, Blessing Hosp. Proj., 6.00%, 11/15/2018	A-	4,950,000	5,081,224
Rio Grande Valley, TX Hlth. Facs. Corp. RB, Baptist Med. Ctr. Proj., 8.00%, 08/01/2017, (Insd. by FGIC)	AAA	1,085,000	1,126,447
Saint Louis Cnty., MO IDA Hlth. Facs. RB, Mother of Perpetual Help, 6.40%, 08/01/2035, (Insd. by GNMA)	AAA	495,000	552,786

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

May 31, 2003

	Credit Rating ^	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Stillwater, OK Med. Ctr. Auth. RB, Ser. B, 6.35%, 05/15/2012	BBB	$955,000	$1,010,839
Tampa, FL Allegheny Hlth. Sys. RB, St. Joseph’s Hosp., 6.50%, 12/1/2023	AAA	500,000	549,890
Tyler, TX Hlth. Facs. Dev. Corp. RB, Mother Francis Hosp., 5.75%, 7/1/2027	Baa1	1,095,000	1,123,590
Washington Cnty, PA Hosp. Auth. RB, Monongahela Valley Hosp. Proj., 6.25%, 06/01/2022	A3	750,000	826,695
Wichita, KS Hosp. Facs. Impt. RRB, Ser. 11, 6.75%, 11/15/2019	A+	5,000,000	5,691,950
Winchester, VA IDA Hosp. RB, Winchester Med. Ctr., Inc.:
5.50%, 01/01/2015, (Insd. by AMBAC)	AAA	5,500,000	6,505,620
Wisconsin Hlth. & Edl. Facs. Auth. RB:
Agnesian Healthcare, Inc.:
6.00%, 07/01/2017	A-	1,350,000	1,477,791
6.00%, 07/01/2021	A-	1,390,000	1,491,956
Synergy Health, Inc., 6.00%, 11/15/2023	BBB+	2,450,000	2,551,969
Wisconsin Hlth. & Edl. Facs. Auth. RRB, Wheaton Franciscan Svcs., 6.25%, 08/15/2022	A	7,500,000	8,248,050

			146,610,496

HOUSING 12.7%
Alabama HFA SFHRB, Ser. D-1, 6.00%, 10/01/2016, (Insd. by GNMA)	Aaa	1,160,000	1,236,142
Alaska Hsg. Fin. Corp. RB:
Ser. A, 5.40%, 12/01/2013	AA-	2,500,000	2,609,925
Ser. C, 5.875%, 12/01/2020	AAA	2,000,000	2,156,780
Athens, GA Hsg. Auth. Student Hsg. Lease RB, Univ. of Georgia East Campus, 5.25%, 12/01/2020, (Insd. by AMBAC)	Aaa	1,315,000	1,454,837
Aurora, CO Hsg. Auth. MHRB, 6th Avenue Proj., Ser. A, 5.70%, 12/01/2018, (LOC: U.S. Bank)	Aa3	2,800,000	2,995,384
Chicago Heights, IL Residential Mtge. RB, 0.00%, 06/01/2009 *	Aaa	245,000	162,107
Chicago, IL SFHRB, Ser. B, 6.95%, 09/01/2028, (Insd. by GNMA, FHLMC & FNMA)	Aaa	590,000	611,511
Colorado HFA RB, Single Family Proj, Sr. Ser. D-2, 6.90%, 4/1/2029	AA	2,005,000	2,081,711
Colorado Hsg. & Fin. Auth. RB, Single Family Mtge., Class 3, Ser. B-5, 4.80%, 05/01/2030	A+	4,000,000	4,172,320
Delaware Hsg. Auth. RB, Single Family Mtge., Ser. A, 6.70%, 1/1/2033	Aaa	4,000,000	4,420,560
Dist. of Columbia HFA Mtge. SFHRB, Ser. B, 5.85%, 12/01/2018, (Insd. by FNMA & GNMA)	AAA	1,330,000	1,413,830
Georgia HFA SFHRB, Sub. Ser. D-4, 5.65%, 06/01/2021	AAA	1,480,000	1,580,566
Idaho HFA RB:
Sr. Ser. D-1, 8.00%, 01/01/2020, (Insd. by FHA)	AA	110,000	110,458
Single Family Mtge., Sr. Ser. D-2, 6.30%, 07/01/2025	Aaa	4,940,000	5,321,022
Indiana Hsg. Fin. SFHRB, Ser. A-2, 5.15%, 07/01/2017, (Insd. by FNMA & GNMA)	Aaa	3,265,000	3,447,252

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

May 31, 2003

	Credit Rating ^	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Maine HFA Mtge. Purchase RB:
Ser. C-2, 6.05%, 11/15/2028	AA+	$2,765,000	$2,922,163
Ser. D-2, 5.80%, 11/15/2016	AA+	3,920,000	4,155,827
Massachusetts HFA SFHRB, Family Hsg.:
Ser. 52, 6.00%, 06/01/2014	AAA	165,000	168,706
Ser. 79, 5.85%, 12/01/2021	AAA	430,000	460,861
Minnesota Hsg. Fin. Agcy. RB, Single Family Mtge., 6.00%, 7/1/2022	AA+	5,575,000	6,101,782
Mississippi Home Corp. SFHRB, Class 7, Ser. B, 6.20%,
06/01/2030, (Insd. by FNMA & GNMA)	Aaa	1,745,000	1,910,095
Missouri Hsg. Dev. Commission Mtge. RB, Single Family
Homeowner’s Loan, Ser. A-2, 6.30%, 03/01/2030	AAA	65,000	70,913
Missouri Hsg. Dev. Commission SFHRB:
Ser. B, 6.25%, 09/01/2015, (Insd. by FNMA & GNMA)	AAA	200,000	213,486
Ser. B, 6.45%, 09/01/2027, (Insd. by FNMA & GNMA)	AAA	910,000	964,964
New Hampshire HFA MHRB, Ser. I, 5.50%, 07/01/2017, (Liq.: Merrill Lynch & Co.)	Aaa	5,940,000	6,430,882
Ohio HFA Mtge. RB, Ser. B-2, 5.35%, 09/01/2018, (Insd. by GNMA)	AAA	8,000,000	8,436,880
Oklahoma Hsg. Dev. Auth. RB, Lease Purchase Proj., Ser. A, 5.10%, 11/1/2005	Aa3	10,000,000	10,811,400
Oklahoma Hsg. Fin. Agcy. SFHRB, Mtge. Home Ownership Program, 3.50%, 09/01/2003	Aaa	4,250,000	4,643,720
South Carolina Hsg. Fin. & Dev. Auth RB, 6.35%, 07/01/2019	Aaa	2,140,000	2,359,885
South Dakota Hsg. Dev. Auth. RB, Ser. G, 5.95%, 05/01/2020	AAA	3,990,000	4,304,412
Suffolk, VA Redev. & Hsg. Auth. MHRB, Hope Vlg. Apts. Proj.,
5.10%, 02/01/2014, (Liq.: Fannie Mae)	AAA	1,120,000	1,210,462
Tarrant Cnty., TX HFA SFHRB, Ser. A, 0.00%, 09/15/2016 *	AAA	6,415,000	3,730,643
Tennessee Hsg: Dev. Agcy. RB, 4.70%, 07/01/2015, (Liq.: UBS Painewebber, Inc.)	AA	3,740,000	3,921,353
Utah HFA SFHRB, Ser. C-2, 5.75%, 07/01/2021, (Insd. by FHA)	AA	705,000	756,345
Virginia Hsg. Dev. Auth. Cmnwlth. Mtge. RB:
Ser. B, Sub. Ser. B-5, 5.45%, 07/01/2015	AA+	3,775,000	4,142,912
Ser. B, Sub. Ser.B-6, 5.30%, 01/01/2014	AA+	3,290,000	3,576,921
Washington Hsg. Fin. Commission RB, Single Family Hsg., Ser. 4-A, 5.95%, 12/01/2026	Aaa	4,900,000	5,195,911
Washington State Univ. RB, Refunding Hsg. & Dining Sys., 5.00%, 10/1/2019	AAA	1,000,000	1,075,390
Wyoming CDA Hsg. RB:
4.80%, 06/01/2016	AA	1,290,000	1,377,036
Ser. 7, 5.65%, 06/01/2017	AA	3,000,000	3,277,080

			115,994,434

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

May 31, 2003

	Credit Rating ^	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE 11.8%
Alliance Arpt. Auth., Inc., TX Spl. Facs. RB, Federal Express Corp. Proj., 6.375%, 04/01/2021	BBB	$19,875,000	$20,822,640
Bucks Cnty., PA IDA RB, Waste Mgmt., Inc. Proj., 4.90%, 02/01/2022	BBB	7,700,000	8,035,412
Burlington, KS PCRB, Kansas Gas & Elec. Co. Proj., 7.00%, 06/01/2031, (Insd. by MBIA)	AAA	2,000,000	2,092,700
Cass Cnty., TX IDA RB, International Paper Co. Proj., 6.25%, 4/1/2021	BBB	3,965,000	4,131,451
Chicago, IL Gas Supply RB, Peoples Gas Light, Ser.A, 6.10%, 6/1/2025	A-	7,000,000	7,603,750
Connecticut Dev. Auth. Wtr. Facs. RB, 6.15%, 04/01/2035	AAA	1,000,000	1,138,580
Cornell Township, MI EDRRB, Mead Westvaco-Escanaba Proj., 5.875%, 5/1/2018	BBB	4,500,000	4,582,530
Gulf Coast Wst. Disposal Auth. TX RB, Champion Intl. Corp., Ser. A, 6.875%, 12/01/2028	BBB	2,000,000	2,078,300
Illinois Dev. Fin. Auth. PCRRB, Edison Co. Proj., Ser. D, 6.75%, 03/01/2015, (Insd. by AMBAC)	AAA	4,000,000	4,431,560
Indianapolis, IN Arpt. Auth. Spl. Facs. RB: 7.10%, 01/15/2017	BBB	3,950,000	4,193,004
Federal Express Corp. Proj., 5.50%, 05/01/2029	A	3,500,000	3,403,330
Lehigh Cnty., PA IDA PCRRB, PA Pwr. & Light Co. Proj., Ser. B, 6.40%, 09/01/2029, (Insd. by MBIA)	AAA	1,000,000	1,079,000
Martin Cnty., NC Indl. Facs. PCRB, Weyerhaeuser Co. Proj., 6.80%, 5/1/2024	BBB	5,500,000	5,694,700
Martin Cnty., NC Indl. Facs. PCRRB, Weyerhaeuser Co. Proj., 3.09%, VRDN	BBB	12,500,000	12,500,000
Monroe Cnty., MI EDA RB, Detroit Edison Co., 6.95%, 09/01/2022, (Insd. by FGIC)	AAA	10,000,000	13,693,000
Nevada Dept. of Business & Inds. RB, Republic Services, Inc. Proj., 5.62%, 08/04/2003	Baa2	5,000,000	5,195,650
New York Energy Research & Dev. Auth. PCRB, 5.15%, 03/01/2016	AAA	4,000,000	4,179,200
Selma, AL Indl. Dev. Board Env. Impt. RB, International Paper Co. Proj., Ser. B, 6.70%, 03/01/2024	BBB	2,000,000	2,153,360

			107,008,167

LEASE 1.9%
Maryland Economic Dev. Corp. Lease RB, Aviation Administration Facs.:
5.375%, 06/01/2021, (Insd. by FSA)	AAA	4,540,000	4,940,292
5.375%, 06/01/2022, (Insd. by FSA)	AAA	2,555,000	2,769,466
Pima Cnty., AZ IDA RB, 7.25%, 07/15/2010	AAA	1,010,000	1,068,227
Puerto Rico Pub. Bldg. Auth. Hlth. & Edl. Facs. RB, 5.70%, 7/1/2016	A-	6,250,000	6,368,625

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

May 31, 2003

	Credit Rating ^	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
LEASE continued
Saint Clair Cnty., IL Pub. Bldg. Commerce RB, Ser. B, 0.00%, 12/01/2016 *	AAA	$1,650,000	$946,325
Saint Louis, MO Muni. Fin. Corp. Leasehold RB, City Justice Ctr. Impt., Ser. A, 5.75%, 02/15/2011, (Insd. by AMBAC)	AAA	950,000	1,077,176

			17,170,111

MISCELLANEOUS REVENUE 3.0%
Metropolitan Pier & Exposition Auth., IL Dedicated State Tax RB:
Ser. 2002-A, 0.00%, 06/15/2021 *	AAA	1,950,000	851,594
Ser. A, 0.00%, 12/15/2023, (Insd. by MBIA) *	AAA	5,000,000	1,883,400
New York Urban Dev. Corp. RB:
Personal Income Tax, Ser. C-1, 5.50%, 03/15/2019, (Insd. by FGIC)	AAA	1,000,000	1,150,220
Sub. Lien Corp., 5.50%, 07/01/2016	A	10,000,000	11,058,000
Puerto Rico Muni. Fin. Agcy. RB, Ser. A, 5.25%, 08/01/2014	AAA	10,330,000	12,043,747

			26,986,961

PRE-REFUNDED 0.1%
Broadview, IL Tax Increment RB, Sr. Lien, 8.25%, 07/01/2013	NR	855,000	930,257

PUBLIC FACILITIES 0.3%
Fulton Cnty., GA Facs. Corp. COP, Pub. Purpose Proj., 6.00%, 11/01/2014, (Insd. by AMBAC)	AAA	2,000,000	2,407,980

RESOURCE RECOVERY 2.1%
California Pollution Ctl. Fin. Auth. Solid Wst. RB, Republic Services, Inc. Proj., Ser. B, 5.25%, 06/01/2023	BBB+	5,200,000	5,543,460
Eastern CT Res. Recovery Auth. RB, Wheelabrator Lisbon Proj., Ser. A, 5.50%, 01/01/2014	BBB	7,000,000	7,050,260
Gulf Coast Wst. Disp. Auth. RB, Bayport Area Sys., 5.00%, 10/1/2015	AAA	1,890,000	2,145,547
Hempstead Town, NY IDRB, America Fuel Proj., 5.00%, 12/01/2010	BBB	2,500,000	2,620,875
Sacramento Cnty., CA Sanitation Dist. RB, Ser. A, 5.875%, 12/1/2027	AA	2,000,000	2,232,140

			19,592,282

SALES TAX 0.7%
Jefferson, LA Sales Tax Dist. RRB, 0.00%, 12/01/2016, (Insd. by FSA) *	AAA	455,000	261,994
Town Ctr. Impt. Dist., TX Sales & Hotel Occupancy Tax RB:
5.50%, 03/01/2014, (Insd. by FGIC)	AAA	5,000	5,773
5.50%, 03/01/2016, (Insd. by FGIC)	AAA	5,000	5,711
5.625%, 03/01/2017, (Insd. by FGIC)	AAA	5,000	5,767
Ser. 884-A, 9.53%, 03/01/2014, (Insd. by FGIC)	AAA	910,000	1,191,354
Ser. 884-A, 9.53%, 03/01/2015, (Insd. by FGIC)	AAA	865,000	1,122,095
Ser. 884-C, 9.53%, 03/01/2016, (Insd. by FGIC)	AAA	1,015,000	1,303,625
Ser. 884-D, 9.78%, 03/01/2017, (Insd. by FGIC)	AAA	1,075,000	1,404,638
Ser. 884-E, 9.78%, 03/01/2018, (Insd. by FGIC)	AAA	1,140,000	1,480,837

			6,781,794

See Notes to Financial Statements

17

SCHEDULE OF INVESTMENTS continued

May 31, 2003

	Credit Rating ^	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
SOLID WASTE 0.5%
Harrison Cnty., WV Solid Wst. Disp. RB, 6.75%, 08/01/2024	AAA	$2,000,000	$2,145,100
Spokane, WA Regl. Solid Wst. RB, 6.50%, 01/01/2011	AAA	2,000,000	2,407,000

			4,552,100

SPECIAL TAX 4.0%
Anne Arundel Cnty., MD Spl. Obl. RB, Arundel Mills Proj., 7.10%, 7/1/2029	NR	3,750,000	4,106,362
Collier Cnty., FL Gas Tax RB:
5.25%, 06/01/2020	AAA	2,360,000	2,653,018
5.25%, 06/01/2021	AAA	3,725,000	4,157,845
Columbia, SC COP, Tourism Dev. Fee:
5.25%, 06/01/2018	AAA	2,310,000	2,609,145
5.25%, 06/01/2020	AAA	2,560,000	2,843,981
Connecticut Spl. Tax Obl. RB, Trans. Infrastructure, Ser. A, 5.375%, 07/01/2018, (Insd. by FSA)	AAA	2,000,000	2,281,300
Dist. of Columbia Tax Increment RB, Gallary Place Proj., 5.50%, 07/01/2019, (Insd. by FSA)	AAA	1,665,000	1,876,621
Las Vegas, NV New Convention & Visitors Auth. RB, 5.75%, 07/01/2015, (Insd. by AMBAC)	AAA	2,000,000	2,326,580
Metropolitan Atlanta Rapid Transit Auth., GA Sales Tax RRB, Ser. P, 6.25%, 07/01/2011, (Insd. by AMBAC)	AAA	4,255,000	5,255,010
New York Env. Facs. Corp. RB, Personal Income Tax, Ser. A, 5.25%, 01/01/2019, (Insd. by FGIC)	AAA	2,310,000	2,592,721
New York, NY Transitional RB, Ser. C, 5.25%, 02/15/2018	AA+	3,250,000	3,616,795
Omaha, NE Special Obl. RB, Riverfront Redev. Proj., Ser. A, 5.50%, 2/1/2016	AA	1,450,000	1,680,623

			36,000,001

STUDENT LOAN 2.1%
Education Loans, Inc. SD Student Loan RB, 5.60%, 06/01/2020	A2	14,300,000	14,975,246
Massachusetts Edl. Fin. Auth. Loan RB, Ser. E, 5.30%, 01/01/2016, (Insd. by AMBAC)	AAA	2,000,000	2,129,260
Missouri Higher Ed. Student Loan RB, Sub. Ser. F, 6.75%, 02/15/2009	A2	1,000,000	1,039,890
Nebhelp, Inc. NE RB, Jr. Sub. Ser. A-6, 6.40%, 06/01/2013, (Insd. by MBIA)	AAA	1,000,000	1,163,530

			19,307,926

TOBACCO REVENUE 2.4%
Golden, CA Tobacco Securitization RB, Ser. A-2, 6.49%, VRDN	A-	12,000,000	12,000,000
Tobacco Settlement Fin. Corp., LA RB, Ser. 2001-A, 6.36%, 5/15/2025	A	9,247,379	9,619,123

			21,619,123

See Notes to Financial Statements

18

SCHEDULE OF INVESTMENTS continued

May 31, 2003

	Credit Rating ^	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
TRANSPORTATION 6.6%
Allegheny Cnty., PA Arpt. Auth. RRB, Pittsburgh Intl. Arpt., 6.00%, 1/1/2015	AAA	$2,495,000	$2,850,363
Arizona Trans. Board Hwy. RB, Ser. B, 5.25%, 07/01/2021	AAA	2,000,000	2,198,420
Delaware River Joint Toll Bridge RB:
5.25%, 07/01/2017	A-	1,500,000	1,662,195
5.25%, 07/01/2018	A-	1,465,000	1,610,606
Florida Port Fin. Commission RB, Trans. Intermodal Program, 5.75%, 10/01/2014, (Insd. by FGIC)	AAA	4,185,000	4,805,886
Massachusetts Bay Trans. Auth. Gen. Trans. Sys. RB:
Ser. A, 6.25%, 03/01/2012	AA	7,950,000	9,854,343
Ser. B, 6.20%, 03/01/2016	AA	2,125,000	2,666,790
Metropolitan Trans. Auth., NY Trans. Auth RB, Svcs. Contract, Ser.7, 5.625%, 07/01/2016	AAA	11,600,000	11,869,468
New Jersey Trans. Trust Fund Auth. RB, Trans. Sys., Ser. A, 5.50%, 12/15/2016	AAA	4,000,000	4,823,200
New York State Thruway Auth. RB, Gen. Hwy. & Bridge Fund, Ser. A, 5.25%, 04/01/2019, (Insd. by MBIA)	AAA	4,000,000	4,500,080
Oregon Dept. Trans. Hwy. User Tax RB, Ser. A, 5.50%, 11/15/2019	AA+	4,000,000	4,583,880
Orlando & Orange Cnty., FL Expressway Auth. RB, Jr. Lien, 8.25%, 07/01/2015, (Insd. by FGIC)	AAA	2,960,000	4,341,373
Port Auth. of NY & NJ RB, 5.875%, 09/15/2015	AAA	1,500,000	1,682,910
Port Seattle, WA RB, Sub. Lien, Ser. A, 5.50%, 09/01/2020, (Insd. by FGIC)	AAA	1,000,000	1,186,960
San Francisco, CA Intl. Arpt. RRB, 6.30%, 05/01/2025	AAA	1,000,000	1,046,710
Susquehanna, PA Area Regl. Arpt. Auth. RB, Aero Harrisburg LLC Proj., 5.50%, 01/01/2024	NR	1,000,000	811,980

			60,495,164

WATER & SEWER 5.8%
Cleveland, OH Wtrwrks. RB, Ser. K, 5.25%, 01/01/2021, (Insd. by FGIC)	AAA	2,810,000	3,080,153
Greer, SC Combined Util. Sys. RB, 5.50%, 09/01/2027, (Insd. by AMBAC)	AAA	1,000,000	1,181,730
Gulf Coast Wst. Disposal Auth. TX RB, Waste Mgmt. of Texas, Ser. A, 2.85%, 05/01/2028	BBB	2,000,000	2,007,320
Harrison Cnty., MS Wst. Wtr. Treatment Mgmt. Dist. RRB, Wst. Wtr Treatment Facs., Ser. A, 8.50%, 02/01/2013, (Insd. by FGIC)	AAA	1,000,000	1,422,300
Indiana Dev. Fin. Auth. Solid Wst. Disposal RB, Waste Mgmt., Inc. Proj., 3.45%, 10/01/2031	BBB	2,500,000	2,507,200
Jay, ME Solid Wst. Disposal RB, International Paper Co., 3.25%, VRDN	BBB+	3,600,000	3,600,000
Jefferson Cnty., AL Swr. Sys. RB, Ser. D, 5.25%, 02/01/2025	AAA	5,000,000	5,391,900
Metropolitan Govt., Nashville & Davidson Cnty., TN Wtr. & Swr. RRB, 7.70%, 01/01/2012, (Insd. by FGIC)	AAA	10,000,000	13,170,200

See Notes to Financial Statements

19

SCHEDULE OF INVESTMENTS continued

May 31, 2003

	Credit Rating ^	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER continued
Missouri Env. Impt. & Energy Res. Auth. PCRB:
Ser. B, 5.50%, 07/01/2017	Aaa	$1,780,000	$2,078,791
Prerefunded Revolving Fund, Ser. B, 7.20%, 07/01/2016	Aaa	600,000	650,228
Missouri Env. Impt. & Energy Res. Auth. PCRRB, Ser. A, 5.125%,
1/1/2019	Aaa	1,625,000	1,798,241
New York Env. Facs. Corp. PCRB:
Ser. E, 6.875%, 06/15/2010	AAA	545,000	575,084
Unrefunded, 5.875%, 06/15/2014	AAA	445,000	472,746
Palm Beach Cnty., FL Solid Wst. Auth. RB, Ser. A, 6.00%,
10/01/2010	AAA	7,000,000	8,479,520
Phoenix, AZ Civic Impt. Corp. Wtr. Sys. RB, Jr. Lien, 5.50%,
07/01/2017, (Insd. by FGIC)	AAA	2,500,000	2,879,900
Port Umpqua, OR PCRRB, International Paper Co. Proj., Ser. B,
5.20%, 06/01/2011	BBB	3,150,000	3,435,138

			52,730,451

Total Municipal Obligations			865,063,622

		Shares

SHORT-TERM INVESTMENTS 3.3%
MUTUAL FUND SHARES 3.3%
Evergreen Institutional Municipal Money Market Fund ø		30,576,237	30,576,237

Total Investments (cost $822,802,273) 98.4%			895,639,859
Other Assets and Liabilities 1.6%			14,370,453

Net Assets 100.0%			$910,010,312

Ø

Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

*

Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from amortization of discount at acquisition.

^

Credit ratings are unaudited and rated by Moody’s Investors Service where Standard and Poor’s ratings are not available.

See Notes to Financial Statements

20

SCHEDULE OF INVESTMENTS continued

May 31, 2003

Summary of Abbreviations:

AMBAC	American Municipal Bond Assurance Corp.	IBC	Insured Bond Certification
CDA	Community Development Association	IDA	Industrial Development Authority
COP	Certificates of Participation	IDRB	Industrial Development Revenue Bond
EDA	Economic Development Authority	LOC	Letter of Credit
EDRRB	Economic Development Refunding Revenue Bond	MBIA	Municipal Bond Investors Assurance Corp.
FGIC	Financial Guaranty Insurance Corp.	MHRB	Multifamily Housing Revenue Bond
FHA	Federal Housing Authority	PCRB	Pollution Control Revenue Bond
FHLMC	Federal Home Loan Mortgage Corp.	PCRRB	Pollution Control Refunding Revenue Bond
FNMA	Federal National Mortgage Association	RB	Revenue Bond
FSA	Financial Security Assurance, Inc.	RRB	Refunding Revenue Bond
GNMA	Government National Mortgage Association	SFHRB	Single Family Housing Revenue Bond
GO	General Obligation	VRDN	Variable Rate Demand Note
HFA	Housing Finance Authority

The following table shows the percent of total investments invested by geographic location as of May 31, 2003 (unaudited):

New York	7.1%	Wisconsin	1.5%
Florida	6.2%	Alabama	1.4%
Tennessee	5.6%	New Hampshire	1.4%
Texas	5.4%	Maine	1.2%
Colorado	5.3%	Washington	1.2%
Georgia	4.2%	Louisiana	1.1%
Illinois	4.1%	Missouri	1.1%
Ohio	4.1%	Kansas	0.9%
Connecticut	3.7%	Oregon	0.9%
South Carolina	3.5%	Nevada	0.8%
California	3.2%	Delaware	0.7%
Pennsylvania	3.2%	Minnesota	0.7%
Massachusetts	3.0%	Idaho	0.6%
Alaska	2.7%	New Jersey	0.6%
Indiana	2.4%	Wyoming	0.5%
Virginia	2.3%	District of Columbia	0.4%
Maryland	2.2%	Mississippi	0.4%
South Dakota	2.2%	Vermont	0.4%
Puerto Rico	2.1%	Nebraska	0.3%
Michigan	2.0%	Utah	0.3%
North Carolina	2.0%	New Mexico	0.2%
Oklahoma	1.8%	West Virginia	0.2%
Arizona	1.5%	Non-state specific	3.4%

		Total	100%

See Notes to Financial Statements

21

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2003

Assets
Identified cost of securities	$822,802,273
Net unrealized gains on securities	72,837,586

Market value of securities	895,639,859
Receivable for securities sold	4,238,073
Receivable for Fund shares sold	199,811
Interest receivable	13,769,936
Prepaid expenses and other assets	207,452

Total assets	914,055,131

Liabilities
Dividends payable	1,544,912
Payable for securities purchased	1,582,894
Payable for Fund shares redeemed	741,858
Advisory fee payable	20,591
Distribution Plan expenses payable	26,132
Due to other related parties	7,457
Accrued expenses and other liabilities	120,975

Total liabilities	4,044,819

Net assets	$910,010,312

Net assets represented by
Paid-in capital	$889,206,286
Overdistributed net investment income	(677,564)
Accumulated net realized losses on securities and interest rate swap transactions	(51,355,996)
Net unrealized gains on securities	72,837,586

Total net assets	$910,010,312

Net assets consists of
Class A	$822,233,107
Class B	26,484,235
Class C	45,709,615
Class I	15,583,355

Total net assets	$910,010,312

Shares outstanding
Class A	108,862,220
Class B	3,506,464
Class C	6,051,770
Class I	2,063,181

Net asset value per share
Class A	$7.55
Class A—Offering price (based on sales charge of 4.75%)	$7.93
Class B	$7.55
Class C	$7.55
Class C—Offering price (based on sales charge of 1.00%)	$7.63
Class I	$7.55

See Notes to Financial Statements

22

STATEMENT OF OPERATIONS

Year Ended May 31, 2003

Investment income
Interest	$45,574,267

Expenses
Advisory fee	3,092,443
Distribution Plan expenses
Class A	2,114,975
Class B	262,571
Class C	441,476
Administrative services fee	893,787
Transfer agent fees	769,106
Trustees’ fees and expenses	12,833
Printing and postage expenses	49,706
Custodian fees	234,945
Registration and filing fees	31,326
Professional fees	26,969
Interest expense	200
Other	37,773

Total expenses	7,968,110
Less: Expense reductions	(4,342)
Expense reimbursements	(11,841)

Net expenses	7,951,927

Net investment income	37,622,340

Net realized and unrealized gains or losses on securities and interest rate swap transactions
Net realized gains on securities and interest rate swap transactions	22,299,527
Net change in unrealized gains or losses on securities	26,267,256

Net realized and unrealized gains or losses on securities and interest rate swap transactions	48,566,783

Net increase in net assets resulting from operations	$86,189,123

See Notes to Financial Statements

23

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended May 31,

	2003		2002

Operations
Net investment income		$37,622,340		$41,795,105
Net realized gains on securities and interest rate swap transactions		22,299,527		7,024,531
Net change in unrealized gains or losses on securities		26,267,256		33,203

Net increase in net assets resulting from operations		86,189,123		48,852,839

Distributions to shareholders from
Net investment income
Class A		(34,807,102)		(38,451,589)
Class B		(924,131)		(1,619,852)
Class C		(1,552,095)		(1,665,798)
Class I		(318,847)		(58,180)

Total distributions to shareholders		(37,602,175)		(41,795,419)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	14,559,617	106,559,141	22,535,823	160,631,481
Class B	898,966	6,590,450	898,889	6,443,814
Class C	939,323	6,876,943	582,339	4,184,428
Class I	2,531,762	18,584,200	140,977	1,012,318

		138,610,734		172,272,041

Net asset value of shares issued in reinvestment of distributions
Class A	2,385,580	17,536,478	2,687,174	19,263,581
Class B	60,182	442,416	100,494	721,051
Class C	122,544	901,048	136,180	976,171
Class I	2,153	15,838	390	2,790

		18,895,780		20,963,593

Automatic conversion of Class B shares to Class A shares
Class A	519,871	3,814,449	3,181,852	22,636,086
Class B	(519,871)	(3,814,449)	(3,181,852)	(22,636,086)

		0		0

Payment for shares redeemed
Class A	(24,059,084)	(176,243,319)	(34,404,028)	(245,964,912)
Class B	(636,556)	(4,662,603)	(908,062)	(6,490,612)
Class C	(943,307)	(6,906,882)	(922,135)	(6,591,175)
Class I	(719,205)	(5,285,188)	(39,068)	(277,263)

		(193,097,992)		(259,323,962)

Net decrease in net assets resulting from capital share transactions		(35,591,478)		(66,088,328)

Total increase (decrease) in net assets		12,995,470		(59,030,908)
Net assets
Beginning of period		897,014,842		956,045,750

End of period		$910,010,312		$897,014,842

Overdistributed net investment income		$(677,564)		$(699,431)

See Notes to Financial Statements

24

NOTES TO FINANCIAL STATEMENTS

1.  ORGANIZATION

Evergreen Municipal Bond Fund (the “Fund”) is a diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware business trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge and pay an ongoing distribution fee. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold with a front-end sales charge and are subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Both Class B and Class C shares pay a higher ongoing distribution fee than Class A. Class I shares are sold without a front-end sales charge or contingent deferred sales charge and do not pay a distribution fee.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a.  Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b.  When-issued and delayed delivery transactions

The Fund records when-issued securities no later than one business day after the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

25

NOTES TO FINANCIAL STATEMENTS continued

c. Interest rate swaps

The Fund may enter into interest rate swap agreements to manage the Fund’s exposure to interest rates. A swap agreement is an exchange of cash payments between the Fund and another party based on a notional principal amount. Cash payments or receipts are recorded on the accrual basis as part of interest income. The value of the swap agreements are marked-to-market daily based upon quotations from market makers and the change in value is recorded as unrealized gain or loss. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform or if there are unfavorable changes in the fluctuation of interest rates.

d. Security transactions and investment income

Security transactions are recorded no later than one business day after the trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distributions (or available capital loss carryovers, as applicable) under income tax regulations.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid a fee at an annual rate of 2% of the Fund’s gross investment income plus an amount determined by applying percentage rates to the average daily net assets of the Fund, starting at 0.41% and declining to 0.16% as average daily net assets increase.

26

NOTES TO FINANCIAL STATEMENTS continued

From time to time, EIMC may voluntarily or contractually waive its fees and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. Total amounts subject to recoupment as of May 31, 2003 were $11,841. During the year ended May 31, 2003, the investment advisor reimbursed expenses relating to Class Ain the amount of $11,841 which represents 0.00% of the average daily net assets of Class A shares.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual administrative fee of 0.10% of the Fund’s average daily net assets.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. (“EDI”), a wholly owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 1.00% of the average daily net assets for Class B and Class C shares. On March 20, 2003, the Trustees of the Fund approved an increase to the annual maximum allowable charge for servicing and distribution fees on Class A shares from 0.25% to 0.30% of the average daily net assets of Class A shares. This increase became effective on March 27, 2003.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $880,439,677 and $934,620,914, respectively, for the year ended May 31, 2003.

On May 31,2003, the aggregate cost of securities for federal income tax purposes was $822,808,362. The gross unrealized appreciation and depreciation on securities based on tax cost was $73,321,254 and $489,757, respectively, with a net unrealized appreciation of $72,831,497.

As of May 31, 2003, the Fund had $51,349,907 in capital loss carryovers for federal income tax purposes expiring in 2009.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other certain funds in the Evergreen fund family may participate in an interfund lending program. This program allows the Fund to borrow from other participating funds. During the year ended May 31, 2003, the Fund did not participate in the interfund lending program.

27

NOTES TO FINANCIAL STATEMENTS continued

7. DISTRIBUTIONS TO SHAREHOLDERS

As of May 31, 2003, the components of distributable earnings on a tax basis were as follows:

Overdistributed Exempt-Interest Income	Unrealized Appreciation	Capital Loss Carryover

$677,564	$72,831,497	$51,349,907

The tax character of distributions paid was as follows:

	Year Ended May 31,

	2003	2002

Ordinary Income	$127,148	$391,863
Exempt-Interest Income	37,475,027	41,403,556

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced. The Fund received expense reductions from expense offset arrangements of $ 4,342 which represents 0.00% of its average daily net assets.

9. DEFERRED TRUSTEES’ FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata.

During the year ended May 31, 2003, the Fund had average borrowings outstanding of $10,545 at a rate of 1.90% and paid interest of $200, which represents 0.00% of its average daily net assets.

28

INDEPENDENT AUDITORS’ REPORT

Board of Trustees and Shareholders
Evergreen Municipal Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Municipal Bond Fund, a series of Evergreen Municipal Trust, as of May 31, 2003, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2003 by correspondence with the custodian. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Municipal Bond Fund, as of May 31, 2003, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
July 3, 2003

29

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For the fiscal year ended May 31, 2003, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, other than alternative minimum tax is 99.66%.

30

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31

TRUSTEES AND OFFICERS

TRUSTEES(1)

Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None

Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund

Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None

Principal occupations: Sales Manager, SMI STEEL Co.–South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A.(law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

Principal occupations: President, Richardson, Runden & Company (recruitment business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None

Principal occupations: President/CEO, Access One MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

32

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None

Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director, Middlesex Mutual Assurance Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA(2) Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None

Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS

Dennis H. Ferro(3) President DOB: 6/20/1945 Term of office since: 2003	President and Chief Investment Officer, Evergreen Investment Management Company, LLC and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel(4) Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.

Michael H. Koonce(4) Secretary DOB: 4/20/1960 Term of office since: 2000

Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; Former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; Former Vice President and Counsel, Colonial Management Associates, Inc.

(1)

Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 115 Evergreen funds.

(2)

Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

(3)

The address of the Officer is 401 S.Tryon Street, 20th Floor, Charlotte, NC 28288.

(4)

The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $229 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. From money market funds that meet short-term needs to international funds that involve greater risk but seek potentially higher returns, Evergreen provides a broad array of flexible investment options. Across all investment styles, we are committed to providing investors with investment excellence day after day, quarter after quarter and year after year.

*As of May 31, 2003

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fourth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2002, Evergreen Investments was ranked third overall.

566601 7/2003

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

Evergreen Short-Intermediate Municipal Bond Fund

Evergreen

SHORT-INTERMEDIATE MUNICIPAL BOND FUND

Annual Report
as of May 31, 2003

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS

4	FUND AT A GLANCE

5	PORTFOLIO MANAGER COMMENTARY

6	FINANCIAL HIGHLIGHTS

10	SCHEDULE OF INVESTMENTS

18	STATEMENT OF ASSETS AND LIABILITIES

19	STATEMENT OF OPERATIONS

20	STATEMENTS OF CHANGES IN NET ASSETS

21	NOTES TO FINANCIAL STATEMENTS

25	INDEPENDENT AUDITORS’ REPORT

26	ADDITIONAL INFORMATION

28	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen Investments(SM) is a service mark of Evergreen Investment Management Company, LLC. Copyright 2003.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc., 90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

July 2003

Dear Evergreen Shareholder,

We are pleased to provide the annual report for Evergreen Short-Intermediate Municipal Bond Fund, which covers the 12-month period ended May 31, 2003.

Investors in the municipal bond market have generally benefited from the uncertainty and events that have undermined other segments of the capital market. Uncertainty over the strength of the economic recovery and fears of war and terror, combined to challenge equity investments as well as certain segments of the fixed income market. While periodic strength in stocks competed with bonds for investment dollars, those investors employing proper diversification strategies managed to weather the volatility on a relative basis. Particularly in the municipal market, those investors who paid heed to maturity and quality during the volatility were able to manage risks effectively. While many other areas within the financial markets remained in turmoil, many

Dennis H. Ferro
President and Chief
Investment Officer

municipal bond investors benefited from falling yields due in part to uncertain geopolitical risks, an uneven economic recovery, and continued volatility in the equity markets.

Several developments occurred over the past year and these trends may continue in coming months. First, the weaker than expected recovery has resulted in lower tax receipts for most municipalities, increasing the need for new debt issuance. Second, the increased supply was met by healthy demand for bonds that were suitable for a broad range of investment needs. Third, many investors exiting the equity markets

1

LETTER TO SHAREHOLDERS continued

placed their assets in less volatile securities. This enabled many tax-free bond funds to perform well. So far 2003 has not offered compelling arguments for a surge in economic growth. Despite low rates and the tax law changes, investor sentiment remains guarded, as the just concluded war with Iraq and concerns over terrorism are keeping some investors on the sidelines. With the prospects for moderate economic growth, declining tax revenues, and many municipalities needing resources to fund programs, issuance could once again increase in the coming year. The degree of clarity on the geopolitical situation will determine whether or not this issuance is met with investor demand. If investors continue to underweight stocks, the increased issuance should not dilute opportunities within the municipal bond market. If investors sense an end to the global turmoil, demand may not satisfy supply.

Until economic growth improves in conjunction with the clarity on the geopolitical situation in the second half of the year, we expect interest rates to remain near 40-year lows. Unemployment rates in the range of 6% and global tensions should keep the Federal Reserve accommodative for the remainder of 2003. As the markets sense an improved outlook, though, interest rates could begin a gradual climb in the second half of the year. We believe those portfolios adopting long-term defensive strategies involving quality and yield should be adequately positioned for this scenario.

2

LETTER TO SHAREHOLDERS continued

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you can also access our quarterly online shareholder newsletter, Evergreen Events, through the “About Evergreen Investments” menu tab.

Thank you for your continuing support of Evergreen Investments.

Sincerely,

Dennis H. Ferro President and Chief Investment Officer Evergreen Investment Management Company, LLC

3

FUND AT A GLANCE

as of May 31, 2003

MANAGEMENT TEAM

Diane C. Beaver
Tax-Exempt Fixed
Income Team
Lead Manager

CURRENT INVESTMENT STYLE(2)

PERFORMANCE AND RETURNS(1)

Portfolio inception date: 11/18/1991

Class inception date	Class A 1/05/1995	Class B 1/05/1995	Class C 3/27/2002	Class I 11/18/1991

Average annual returns*
1 year with sales charge	3.31%	0.85%	3.82%	N/A

1 year w/o sales charge	6.80%	5.85%	5.85%	6.91%

5 year	4.10%	3.51%	4.44%	4.89%

10 year	3.96%	3.52%	4.15%	4.39%

*

Adjusted for maximum applicable sales charge, unless noted.

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen Short-Intermediate Municipal Bond Fund Class A shares, (1) versus a similar investment in the Lehman Brothers 3-Year Municipal Bond Index (LB3YMBI) and the Consumer Price Index (CPI).

The LB3YMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares had a total return of 6.80% for the 12-month period ended May 31, 2003, exclusive of any applicable sales charges. During the same period, the Lehman Brothers 3-Year Municipal Index posted a total return of 6.02%. The median return among funds in the Lipper Short-Intermediate Municipal Debt Funds was 6.73%. Lipper Inc. is an independent monitor of mutual fund performance. The fund’s longer duration contributed to its relative performance.

Though the market has shown volatility during the past twelve months, yields are dramatically lower, in fact they are at historic lows. The short end of the curve has moved 92 basis points lower during the period reflecting a 48% decrease while the long end has dropped 84 basis points reflecting a 16% decrease. The curve has remained steep during the entire period. The fund has lowered its exposure to AMT bonds and has increased its exposure to hospital and industrial development revenue bonds to capture maximum yield. The fund’s assets increased during the period by $145 million representing a 64% increase. This influx of cash came during a declining interest rate environment. The fund’s duration is longer than at the beginning of the period in an attempt to maintain yield as cash was invested. The fund had a 2% exposure to the tobacco sector that experienced dramatic volatility during the period due to headline/litigation news. We decreased our exposure to insulate the fund during this time. As the sector stabilized, we added exposure in an auction mode negating price erosion. We continue to invest in defensive coupon structures, maximizing sector value in an attempt to capture attractive yield.

(1) Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I, the original class offered. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower. The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

(2) Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 03/31/2003.

The fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

The fund’s investment objective is nonfundamental and may be changed without the vote of the fund’s shareholders.

The fund’s yield will fluctuate, and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to the federal alternative minimum tax.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

All data is as of May 31, 2003, and subject to change.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,

CLASS A	2003	2002	2001	2000	1999

Net asset value, beginning of period	$10.04	$9.98	$9.72	$10.12	$10.19

Income from investment operations
Net investment income	0.37	0.42	0.44	0.41	0.40
Net realized and unrealized gains or losses on securities	0.30	0.07	0.26	(0.33)	0.01

Total from investment operations	0.67	0.49	0.70	0.08	0.41

Distributions to shareholders from
Net investment income	(0.37)	(0.43)	(0.44)	(0.41)	(0.40)
Net realized gains	0	0	0	(0.07)	(0.08)

Total distributions to shareholders	(0.37)	(0.43)	(0.44)	(0.48)	(0.48)

Net asset value, end of period	$10.34	$10.04	$9.98	$9.72	$10.12

Total return(1)	6.80%	5.03%	7.38%	0.77%	4.09%

Ratios and supplemental data
Net assets, end of period (thousands)	$48,336	$32,696	$8,477	$8,659	$7,975
Ratios to average net assets
Expenses(2)	0.78%	0.69%	0.71%	0.72%	0.75%
Net investment income	3.58%	4.15%	4.50%	4.16%	3.93%
Portfolio turnover rate	27%	22%	48%	43%	65%

(1)

Excluding applicable sales charges

(2)

The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,

CLASS B	2003	2002	2001	2000	1999

Net asset value, beginning of period	$10.04	$9.98	$9.72	$10.12	$10.19

Income from investment operations
Net investment income	0.28	0.33	0.36	0.32	0.31
Net realized and unrealized gains or losses on securities	0.30	0.07	0.26	(0.33)	0.01

Total from investment operations	0.58	0.40	0.62	(0.01)	0.32

Distributions to shareholders from
Net investment income	(0.28)	(0.34)	(0.36)	(0.32)	(0.31)
Net realized gains	0	0	0	(0.07)	(0.08)

Total distributions to shareholders	(0.28)	(0.34)	(0.36)	(0.39)	(0.39)

Net asset value, end of period	$10.34	$10.04	$9.98	$9.72	$10.12

Total return(1)	5.85%	4.09%	6.42%	(0.14%)	3.16%

Ratios and supplemental data
Net assets, end of period (thousands)	$16,937	$9,608	$4,401	$4,639	$6,232
Ratios to average net assets
Expenses(2)	1.67%	1.59%	1.61%	1.62%	1.65%
Net investment income	2.67%	3.25%	3.59%	3.23%	3.04%
Portfolio turnover rate	27%	22%	48%	43%	65%

(1)

Excluding applicable sales charges

(2)

The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,

CLASS C	2003	2002(1)

Net asset value, beginning of period	$10.04	$9.93

Income from investment operations
Net investment income	0.28	0.05
Net realized and unrealized gains or losses on securities	0.30	0.12

Total from investment operations	0.58	0.17

Distributions to shareholders from
Net investment income	(0.28)	(0.06)

Net asset value, end of period	$10.34	$10.04

Total return(2)	5.85%	1.67%

Ratios and supplemental data
Net assets, end of period (thousands)	$13,422	$1
Ratios to average net assets
Expenses(3)	1.67%	1.59	%(4)
Net investment income	2.57%	3.25	%(4)
Portfolio turnover rate	27%	22%

(1)

For the period from March 27, 2002 (commencement of class operations), to May 31, 2002.

(2)

Excluding applicable sales charges

(3)

The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

(4)

Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,

CLASS I(1)	2003	2002	2001	2000	1999

Net asset value, beginning of period	$10.04	$9.98	$9.72	$10.12	$10.19

Income from investment operations
Net investment income	0.38	0.43	0.46	0.42	0.41
Net realized and unrealized gains or losses on securities	0.30	0.07	0.25	(0.33)	0.01

Total from investment operations	0.68	0.50	0.71	0.09	0.42

Distributions to shareholders from
Net investment income	(0.38)	(0.44)	(0.45)	(0.42)	(0.41)
Net realized gains	0	0	0	(0.07)	(0.08)

Total distributions to shareholders	(0.38)	(0.44)	(0.45)	(0.49)	(0.49)

Net asset value, end of period	$10.34	$10.04	$9.98	$9.72	$10.12

Total return	6.91%	5.14%	7.49%	0.87%	4.20%

Ratios and supplemental data
Net assets, end of period (thousands)	$293,842	$184,908	$128,558	$139,534	$160,325
Ratios to average net assets
Expenses(2)	0.68%	0.59%	0.61%	0.62%	0.65%
Net investment income	3.69%	4.31%	4.59%	4.23%	4.04%
Portfolio turnover rate	27%	22%	48%	43%	65%

(1)

Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

(2)

The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

May 31, 2003

	Credit Rating ^	Principal Amount	Value

MUNICIPAL OBLIGATIONS 98.6%
AIRPORT 4.8%
Clark Cnty., NV Passenger Facs. RB, Las Vegas-McCarran Arpt., 5.25%, 07/01/2009	AAA	$5,070,000	$5,706,133
Denver, CO City & Cnty. Arpt. RRB, Ser. D, 5.00%, 11/15/2010, (Insd. by FSA)	AAA	1,000,000	1,111,920
Hawaii Arpt. Sys. RRB, Ser. B, 6.25%, 07/01/2006, (Insd. by FGIC)	AAA	3,000,000	3,383,520
Hillsborough Cnty., FL Aviation Auth. RB, Tampa Intl. Arpt., 5.25%, 10/01/2010	AAA	4,000,000	4,507,120
San Antonio, TX Arpt. Sys. RB:
5.50%, 07/01/2009	AAA	1,280,000	1,456,768
5.50%, 07/01/2010	AAA	1,410,000	1,604,538

			17,769,999

COMMUNITY DEVELOPMENT DISTRICT 1.2%
Frederick Cnty., MD Spl. Obl. RB, Urbana CDD, 6.25%, 07/01/2010	NR	2,546,000	2,589,562
New Jersey EDA RRB, 1st Mtge. Keswick Pines:
5.35%, 01/01/2006	NR	975,000	991,838
5.45%, 01/01/2007	NR	925,000	942,113

			4,523,513

CONTINUING CARE RETIREMENT COMMUNITY 3.1%
Collier Cnty., FL Hlth. Facs. Auth. RB, The Moorings, Inc. Proj.:
6.25%, 12/01/2007	A-	700,000	758,401
6.38%, 12/01/2008	A-	700,000	759,689
Connecticut HFA RB, 3.75%, 06/15/2012, (Insd. by AMBAC)	AAA	1,985,000	2,074,285
New Jersey EDA RB, 1st Mtge. Franciscan Oaks Proj.:
5.20%, 10/01/2004	NR	1,545,000	1,565,486
5.40%, 10/01/2006	NR	1,135,000	1,153,864
5.50%, 10/01/2007	NR	1,075,000	1,090,577
North Carolina Med. Care Commission Healthcare Facs. RB:
1st Mtge. Arbor Acres Proj., 5.00%, 03/01/2007	NR	1,250,000	1,265,150
1st Mtge. Presbyterian Homes Proj., 5.75%, 10/01/2006	NR	2,745,000	2,831,193

			11,498,645

EDUCATION 1.9%
Greenville Cnty., SC Sch. Dist. Installment Purchase RRB, Bldg. Equity Sooner Tomorrow, 5.50%, 12/01/2013	AA-	4,600,000	5,319,624
Pennsylvania Higher Edl. Facs. Auth. College & Univ. RB, Thiel College Proj., 6.75%, 09/01/2017	NR	1,740,000	1,798,029

			7,117,653

ELECTRIC REVENUE 5.7%
Burke Cnty., GA Dev. Auth. PCRB, Georgia Power Plant Vogtle Proj., 4.45%, 01/01/2032	A	4,325,000	4,681,769
Central Valley, CA Fin. Auth. RB, Carson Ice Cogeneration Proj., 5.80%, 07/01/2004	BBB	3,300,000	3,378,078
Matagorda Cnty., TX Navigation Dist. PCRRB, Central Power & Light Co., Ser. B, 4.00%, 05/01/2030	BBB+	3,000,000	3,013,680

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

May 31, 2003

	Credit Rating ^	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
ELECTRIC REVENUE continued
Washington Pub. Pwr. Supply Sys. RB:
Sys. Nuclear Proj. 1, Ser. B, 7.25%, 07/01/2009	AA-	$4,080,000	$4,855,404
Sys. Nuclear Proj. 2, Ser. A, 5.10%, 07/01/2010, (Insd. by FSA)	AAA	1,000,000	1,135,820
Washington Pub. Pwr. Supply Sys. RRB, Ser. C, 5.10%, 07/01/2007	AA-	3,575,000	3,991,309

			21,056,060

ESCROW 0.6%
Kokomo, IN Hosp. Auth. RB, St. Joseph Hosp. & Hlth. Ctr., 6.25%,
08/15/2005	NR	2,000,000	2,116,900

GENERAL OBLIGATION-LOCAL 3.9%
Broward Cnty., FL Expressway Auth. GO, 9.88%, 07/01/2009	AAA	1,100,000	1,471,679
Countrydale Metro Dist., CO GO, 3.50%, 12/01/2032, (LOC: Compass Bank)	A1	5,000,000	5,143,250
Delaware Valley, PA Regl. Fin. Auth. GO, 5.50%, 07/01/2012	AA-	3,000,000	3,553,200
Dist. of Columbia GO, Ser. A, 5.30%, 06/01/2004, (Insd. by MBIA)	AAA	3,000,000	3,125,220
Lynn, MA GO, 5.38%, 08/15/2012, (Insd. by FGIC)	Aaa	1,095,000	1,293,950

			14,587,299

GENERAL OBLIGATION-STATE 8.7%
Connecticut GO, Ser. C, 5.88%, 11/01/2014	AA	2,000,000	2,434,720
Illinois GO, 5.75%, 06/01/2011, (Insd. by MBIA)	AAA	2,250,000	2,694,712
Minnesota GO, 5.10%, 08/01/2005	AAA	5,000,000	5,033,450
Mississippi GO, 5.75%, 11/01/2014	AA	5,000,000	6,045,150
Nevada GO:
5.25%, 05/15/2011	AA	5,000,000	5,605,200
Ser. A, 5.00%, 04/01/2011, (Insd. by FSA)	AAA	4,015,000	4,591,474
Wisconsin GO, Ser. A, 5.50%, 05/01/2009	AA-	5,000,000	5,835,450

			32,240,156

HOSPITAL 14.8%
Anchorage, AK Hosp. RRB, Sisters of Providence Proj., 7.13%, 10/01/2005	AA-	1,000,000	1,012,680
California Statewide CDA RB, Kaiser Permanente, Ser.D, 4.35%, 11/01/2036	A-1	3,000,000	3,193,710
Cape Girardeau Cnty., MO IDRB, St. Francis Med. Center:
Ser. A, 5.00%, 06/01/2008	A	1,000,000	1,092,410
Ser. A, 5.00%, 06/01/2009	A	1,035,000	1,132,642
Colorado Hlth. Facs. Auth. RB:
Catholic Health Initiatives, Ser. A, 5.00%, 03/01/2010	A1+	1,125,000	1,246,837
Hosp. Parkview Med. Ctr. Proj.:
5.50%, 09/01/2007	Baa1	750,000	822,195
5.75%, 09/01/2008	Baa1	500,000	555,120
Escambia Cnty., FL Hlth. Facs. Auth. RRB, Ascension Hlth. Credit, Ser. A, 5.25%, 11/15/2012	AA	2,250,000	2,556,922
Escambia Cnty., FL Hlth. Facs. RB, Ser.A, 5.00%, 11/15/2010	AA	1,500,000	1,675,020

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

May 31, 2003

	Credit Rating ^	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Gregg Cnty., TX Hlth. Facs. Dev. Corp. RB, Good Shepherd Med. Ctr. Proj., Ser. A, 5.75%, 10/01/2008	BBB	$2,710,000	$2,923,548
Huntsville, AL Hlth. Care Auth. RB:
Ser. A, 4.60%, 06/01/2008	A2	1,040,000	1,110,939
Ser. A, 4.75%, 06/01/2009	A2	1,085,000	1,162,892
Illinois Hlth. Facs. RB, Passavant Mem. Area Hosp., 5.50%, 10/01/2009	A	735,000	817,408
Indiana Hlth. Facs. Fin. Auth. RB, Ascension Hlth., Ser. F, 5.50%, 11/15/2010	AA	1,000,000	1,145,310
Klamath Falls, OR Intercommunity Hosp. Auth. RB, Merle West Med. Ctr. Proj.:
4.20%, 09/01/2005	BBB	315,000	327,002
4.50%, 09/01/2006	BBB	580,000	613,953
5.00%, 09/01/2008	BBB	200,000	214,300
Lorain Cnty., OH Hosp. RB, Catholic Healthcare Partners, 5.00%, 10/01/2009	AA–	1,850,000	2,044,232
Medical Univ., SC Hosp. Facs. RB:
5.50%, 07/01/2007	BBB+	1,000,000	1,140,030
Ser. A, 6.00%, 08/15/2012	BBB+	1,950,000	2,202,895
Michigan State Hosp. Fin. Auth. RB, Trinity Hlth., Ser. A, 5.50%, 12/01/2003	AA–	2,000,000	2,040,740
Monroe Cnty., PA Hosp. Auth. RB, Pocono Med. Ctr. Proj., 5.50%, 01/01/2009	AA	1,205,000	1,358,180
North Carolina Med. Care Commission Hosp. RB, Gaston Hlth. Care:
5.25%, 02/15/2009	A+	2,215,000	2,463,767
5.25%, 02/15/2010	A+	1,900,000	2,085,079
Royal Oak MI., Hosp. Fin. Auth. RB, William Beaumont Hosp., 6.25%, 01/01/2010	AA–	3,970,000	4,676,064
Tyler, TX Hlth. Facs. Dev. Corp. Hosp. RB, Mother Frances Hosp., 5.00%, 07/01/2009	Baa1	3,630,000	3,882,902
West Orange, FL Healthcare Dist. RB, Ser. A, 5.50%, 02/01/2008	A–	580,000	639,972
West Shore, PA Area Hosp. Auth. RB, Holy Spirit Hosp. Proj.:
4.90%, 01/01/2008	BBB+	825,000	887,279
5.00%, 01/01/2009	BBB+	965,000	1,042,924
Wisconsin Hlth. & Edl. Facs. Auth. RB:
Mercy Hosp. of Janesville, Inc. Proj., 6.50%, 08/15/2011	A2	5,300,000	5,416,971
Wheaton Franciscan Svcs.:
5.00%, 08/15/2007	A	1,000,000	1,094,550
5.00%, 08/15/2008	A	1,430,000	1,567,981
5.75%, 08/15/2011	A	1,000,000	1,134,000

			55,280,454

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

May 31, 2003

	Credit Rating ^	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING 13.4%
Brevard Cnty., FL Hlth. Facs. Auth. RB, Windover Oaks, Ser. A, 6.90%, 02/01/2027, (Insd. by FNMA)	AAA	$3,750,000	$4,185,262
Chicago, IL SFHRB, Ser. B, 6.00%, 04/01/2026, (Insd. by FNMA, GNMA & FHLMC)	AAA	2,475,000	2,680,178
Escambia Cnty., FL SFHRB, Multi-Cnty. Program, Ser. A, 5.00%, 10/01/2012	Aaa	1,935,000	2,071,901
Illinois Hsg. Dev. Auth. RB, Ser. C-2, 5.80%, 08/01/2017	AA	585,000	593,085
Maine Hsg. Auth. RB, Ser. A-2, 4.55%, 11/15/2026	AA+	2,500,000	2,649,675
Massachusetts HFA RRB, Ser. B-1, 3.90%, 06/01/2010	AA–	1,230,000	1,274,169
Miami Dade Cnty., FL HFA RB, Ser. A-2, 5.60%, 10/01/2023	Aaa	876,037	977,500
Nevada Hsg. Div. SFHRB:
Ser. C-2, 5.40%, 04/01/2031	AAA	1,175,000	1,258,683
Mtge. Sr. Notes, Ser. A-2, 5.75%, 04/01/2031	AAA	1,040,000	1,101,454
New Mexico Mtge. Fin. Auth. RB, 6.25%, 07/01/2029, (Insd. by FNMA)	AAA	3,825,000	4,253,668
New York Dormitory Auth. RB, 7.38%, 05/15/2010, (Insd. by MBIA)	AAA	5,510,000	6,773,443
North Dakota HFA RB, Ser. A, 5.70%, 07/01/2030	Aa2	2,500,000	2,680,225
Oklahoma HFA SFHRB:
Ser. B-1, 6.80%, 09/01/2016	Aaa	455,000	476,126
Ser. B-2, 6.80%, 09/01/2026	Aaa	1,285,000	1,371,352
Oklahoma Hsg. Dev. Auth. RB, Lease Purchase Proj., Ser. A, 5.10%, 11/01/2005	Aa3	2,000,000	2,162,280
Oregon Hsg. Community Svcs. Dept. SFHRB, Ser. J, 4.70%, 07/01/2030	Aa2	2,815,000	2,995,216
Sedgwick & Shawnee Cnty., KS SFHRB, Ser. A, 5.25%, 06/01/2028, (Insd. by FNMA & GNMA)	Aaa	1,990,000	2,127,111
Sedgwick Cnty., KS SFHRB, 3.25%, 06/01/2028	Aaa	3,000,000	3,260,430
St. Louis Cnty., MO IDA MHRRB, Westbrooke Apts., Ser. C, 5.20%, 11/15/2029	Baa1	4,555,000	4,578,367
Wisconsin Hsg. & EDA RB, Ser. B, 5.75%, 03/01/2022	AA	2,185,000	2,347,367

			49,817,492

INDUSTRIAL DEVELOPMENT REVENUE 10.1%
Bucks Cnty., PA IDA RB, Waste Mgmt., Inc. Proj., 4.90%, 12/01/2022	BBB	1,000,000	1,043,560
Farmington, NM PCRB, El Paso Elec. Co. Proj., Ser. A, 6.38%, 06/01/2032	BB+	500,000	510,425
Forsyth, MT PCRB, Avista Corp., Ser. A, 5.00%, 10/01/2032, (Insd. by AMBAC)	AAA	2,400,000	2,669,784
Hawaii State Dept. Budget & Fin. Spl. Purpose RB, Citizens Utilities Proj., 1.60%, VRDN	A–2	5,000,000	5,000,000
Lake Charles, LA Harbor & Terminal Dist. RRB, Updates-Reynolds Metals Co. Proj., 5.50%, 05/01/2006	A	3,500,000	3,543,785
Louisa, VA IDRB, VA Elec. & Pwr. Co., 5.25%, 12/01/2008	BBB+	1,000,000	1,069,360
Maricopa Cnty., AZ PCRB, El Paso Elec. Co. Proj., Ser. A, 6.25%, 05/01/2037	BB+	1,500,000	1,527,480

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

May 31, 2003

	Credit Rating ^	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Martin Cnty., NC Indl. Facs. PCRRB, Weyerhaeuser Co. Proj., 3.04%, VRDN	BBB	$5,000,000	$5,000,000
Memphis-Shelby Cnty., TN Arpt. Auth. Spl. Facs. RB, Federal Express Corp., 5.00%, 09/01/2009	BBB	3,000,000	3,282,840
Ohio State Wtr. Dev. Auth. PCRRB, Ohio Edison Co., Ser. B, 4.40%, 06/01/2033	BBB-	2,000,000	2,016,760
Polk Cnty., FL IDA RB, Cargill Fertilizer, Inc. Proj., 5.50%, 11/01/2009	A+	2,000,000	2,253,480
Puerto Rico Muni. Fin. Agcy. RB, Ser. A, 4.50%, 08/01/2010, (Insd. by FSA)	AAA	3,500,000	3,926,720
Selma, AL Indl. Dev. Board Solid Wst. Disposal RB, International Paper Co. Proj., 1.00%, VRDN	BBB	2,900,000	2,900,000
Tomah, WI IDRRB, Union Camp Corp. Proj., 5.45%, 11/01/2013	Baa2	1,965,000	2,024,068
West Allis, WI CDA RB, Poblocki, Ltd. Proj., 6.10%, 05/01/2007	A+	1,000,000	1,021,520

			37,789,782

LEASE 2.5%
Charleston, SC COP, Public Facilities Corp., 5.00%, 09/01/2011	AA	1,795,000	2,062,293
Louisiana Correctional Fac. Lease RRB, 5.00%, 12/15/2007	AA	5,085,000	5,610,077
Michigan COP, New Center Dev., Inc., 5.25%, 09/01/2009, (Insd. by MBIA)	AAA	1,500,000	1,742,055

			9,414,425

MISCELLANEOUS REVENUE 5.3%
Florida Board of Ed. Lottery RB, Ser. B, 5.50%, 07/01/2012, (Insd. by FGIC)	AAA	5,000,000	5,918,900
Hodgkins, IL Env. Impt. RB, MBM Proj.:
5.50%, 11/01/2007	A-	1,500,000	1,662,345
5.75%, 11/01/2009	A-	1,945,000	2,157,958
Kansas Dev. Fin. Auth. RB, Roundhouse Proj. D, 4.00%, 04/01/2010	AAA	2,860,000	2,912,080
New Mexico Hwy. Commission RB, Ser. A, 5.25%, 06/15/2013	AA+	2,000,000	2,278,260
Vermont Muni. Bond Bank RRB, Ser. 2, 6.00%, 12/01/2006, (Insd. by AMBAC)	AAA	4,385,000	4,942,290

			19,871,833

PRE-REFUNDED 2.4%
Broadview, IL Tax Increment RB, Sr. Lien, 8.25%, 07/01/2013	NR	2,405,000	2,616,688
Illinois Hlth. Facs. RB, Midwest Physician Group, Ltd. Proj., 8.10%, 11/15/2014	BBB-	4,240,000	4,671,547
Volusia Cnty., FL IDA RRB,1st Mtge. Bishops Glen Proj., 7.50%, 11/01/2016	NR	1,420,000	1,636,394

			8,924,629

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

May 31, 2003

	Credit Rating ^	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
RESOURCE RECOVERY 2.9%
Amelia Cnty., VA IDA Solid Wst. Disposal RRB, Waste Management Proj., 4.90%, 04/01/2027, (Gtd. by AGMT-Waste Management, Inc.)	BBB	$2,000,000	$2,075,780
California Statewide CDA Solid Wst. Facs. RB, Waste Management, Inc. Proj., 4.95%, 04/01/2011, (Gtd. by Waste Management, Inc.)	BBB	2,500,000	2,548,825
Hempstead Town, NY IDRB, America Fuel Proj., 5.00%, 12/01/2010	BBB	4,500,000	4,717,575
Nevada Dept. of Business & Indl. Solid Wst. Disposal RB, Waste Management, Inc. Proj., 4.55%, 10/01/2014	BBB	1,500,000	1,537,125

			10,879,305

SOLID WASTE 1.2%
California Pollution Ctl. Fin. Auth. RB, North Cnty. Recycling Ctr., Ser. A, 6.75%, 07/01/2011	Aaa	500,000	578,140
Northeast, MD Wst. Disposal Auth. RRB, 5.50%, 04/01/2010, (Insd. by AMBAC)	Aaa	3,500,000	4,002,145

			4,580,285

SPECIAL TAX 1.7%
Allegheny Cnty., PA Redev. Auth. RB, Waterfront Proj.:
Ser. A, 5.63%, 12/15/2005	NR	1,205,000	1,308,955
Ser. A, 5.88%, 12/15/2010	NR	2,530,000	2,859,887
Ser. B, 5.75%, 12/15/2005	NR	430,000	467,307
Lewisville, TX Combination Contract RB, Spl. Assmt. Castle Hills Proj. 3, 4.13%, 05/01/2031, (LOC: Wells Fargo Bank & Fleet Bank)	AA-	1,400,000	1,490,384

			6,126,533

STUDENT LOAN 5.7%
Alaska Student Loan Corp. RB:
Ser. A, 5.30%, 07/01/2005	AAA	1,000,000	1,067,710
Ser. A, 5.50%, 07/01/2004	A	2,000,000	2,006,440
Colorado Student Obl. Auth. RB, Ser. B, 6.20%, 12/01/2008	A2	4,025,000	4,255,552
Iowa Student Loan Liquidity Corp. RB, Ser. E, 5.35%, 06/01/2004	Aaa	4,400,000	4,569,312
New England Ed. Loan Marketing Corp. RB, 6.90%, 11/01/2009	A3	2,500,000	2,901,425
New Mexico Edl. Assistance Foundation Student Loan RB, Ser. A-2, 5.85%, 11/01/2006	NR	615,000	635,523
Panhandle Plains, TX Higher Ed. Auth., Inc. RRB, Ser. E, 5.55%, 03/01/2005	A2	2,355,000	2,355,235
Utah Board of Regents Student Loan RB, Ser. B, 5.65%, 11/01/2006	Aaa	3,400,000	3,512,200

			21,303,397

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

May 31, 2003

	Credit Rating ^	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
TOBACCO REVENUE 1.6%
Children’s Trust Fund, Puerto Rico, Tobacco Settlement RB, 5.75%, 07/01/2020	AAA	$940,000	$1,055,047
Golden, CA Tobacco Securitization RB, Ser. A-2, 1.48%, VRDN	A-	3,000,000	3,000,000
Nassau Cnty., NY Tobacco Settlement Corp. RB, Ser. A, 5.40%, 07/15/2012	BBB+	1,000,000	987,190
Tobacco Settlement Financing Corp. NJ RB, 5.00%, 06/01/2009	A-	1,000,000	983,230

			6,025,467

TRANSPORTATION 1.9%
Texas Tpke. Auth. RB, 5.00%, 06/01/2008	AA	6,270,000	7,082,467

WATER & SEWER 5.2%
California Dept. of Wtr. Res. Pwr. Supply RB, Ser. A, 5.25%, 05/01/2012, (Insd. by MBIA)	AAA	5,000,000	5,798,150
Cape Coral, FL Wst. Wtr. Assmt. RB, 4.80%, 07/01/2009	Aaa	2,155,000	2,442,283
Kannapolis, NC Wtr. & Swr. RB, Ser. B, 5.00%, 02/01/2010, (Insd. by FSA)	AAA	1,000,000	1,109,640
Olces, CA Water Dist. RB, 3.90%, VRDN	NR	4,000,000	4,000,000
Passaic Valley, NJ Swr. Sys. RB, Ser. F, 5.00%, 12/01/2011	Aaa	5,290,000	6,096,831

			19,446,904

Total Municipal Obligations			367,453,198

	Shares

SHORT-TERM INVESTMENTS 0.1%
MUTUAL FUND SHARES 0.1%
Evergreen Instituitional Municipal Money Market Fund ø	393,262	393,262

Total Investments (cost $353,033,174) 98.7%		367,846,460
Other Assets and Liabilities 1.3%		4,690,720

Net Assets 100.0%		$372,537,180

^

Credit ratings are unaudited and rated by Moody’s Investors Service where Standard and Poor’s ratings are not available.

ø

Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

May 31, 2003

Summary of Abbreviations:

AMBAC	American Municipal Bond Assurance Corp.	IDA	Industrial Development Authority
CDA	Community Development Authority	IDRB	Industrial Development Revenue Bond
CDD	Community Development District	IDRRB	Industrial Development Refunding Revenue Bond
COP	Certificates of Participation	LOC	Letter of Credit
EDA	Economic Development Authority	MBIA	Municipal Bond Investors Assurance Corp.
FGIC	Financial Guaranty Insurance Corp.	MHRRB	Multifamily Housing Refunding Revenue Bond
FHLMC	Federal Home Loan Mortgage Corp.	PCRB	Pollution Control Revenue Bond
FNMA	Federal National Mortgage Association	PCRRB	Pollution Control Refunding Revenue Bond
FSA	Financial Security Assurance, Inc.	RB	Revenue Bond
GNMA	Government National Mortgage Association	RRB	Refunding Revenue Bond
GO	General Obligation	SFHRB	Single Family Housing Revenue Bond
HFA	Housing Finance Authority	VRDN	Variable Rate Demand Note

The following table shows the percent of total investments invested by geographic location as of May 31 ,2003 (unaudited):

Florida	8.7%	Massachusetts	1.5%
Texas	6.5%	Alabama	1.4%
California	6.1%	Minnesota	1.4%
Wisconsin	5.6%	Puerto Rico	1.4%
Nevada	5.4%	Georgia	1.3%
Illinois	4.9%	Vermont	1.3%
North Carolina	4.0%	Connecticut	1.2%
Pennsylvania	3.9%	Iowa	1.2%
Colorado	3.6%	Arkansas	1.1%
New York	3.4%	Ohio	1.1%
New Jersey	3.2%	Oklahoma	1.1%
South Carolina	3.2%	Oregon	1.1%
Washington	2.7%	Utah	1.0%
Louisiana	2.5%	Indiana	0.9%
Hawaii	2.3%	Tennessee	0.9%
Kansas	2.3%	Virginia	0.9%
Michigan	2.3%	District of Columbia	0.8%
New Mexico	2.1%	Maine	0.7%
Maryland	1.8%	Montana	0.7%
Missouri	1.8%	North Dakota	0.7%
Mississippi	1.6%	Arizona	0.4%
		Total
			100%

See Notes to Financial Statements

17

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2003

Assets
Identified cost of securities	$353,033,174
Net unrealized gains on securities	14,813,286

Market value of securities	367,846,460
Cash	28,311
Receivable for securities sold	324,706
Receivable for Fund shares sold	551,901
Interest receivable	5,177,479
Prepaid expenses and other assets	38,263

Total assets	373,967,120

Liabilities
Dividends payable	871,773
Payable for Fund shares redeemed	492,195
Advisory fee payable	12,205
Due to other related parties	3,051
Accrued expenses and other liabilities	50,716

Total liabilities	1,429,940

Net assets	$372,537,180

Net assets represented by
Paid-in capital	$362,579,423
Overdistributed net investment income	(238,931)
Accumulated net realized losses on securities	(4,616,598)
Net unrealized gains on securities	14,813,286

Total net assets	$372,537,180

Net assets consists of
Class A	$48,336,301
Class B	16,936,985
Class C	13,421,792
Class I	293,842,102

Total net assets	$372,537,180

Shares outstanding
Class A	4,674,024
Class B	1,637,737
Class C	1,297,807
Class I	28,412,893

Net asset value per share
Class A	$10.34
Class A—Offering price (based on sales charge of 3.25%)	$10.69
Class B	$10.34
Class C	$10.34
Class C—Offering price (based on sales charge of 1.00%)	$10.44
Class I	$10.34

See Notes to Financial Statements

18

STATEMENT OF OPERATIONS

Year Ended May 31, 2003

Investment income
Interest	$13,154,723

Expenses
Advisory fee	1,207,081
Distribution Plan expenses
Class A	58,368
Class B	140,009
Class C	57,199
Administrative services fee	301,770
Transfer agent fees	273,347
Trustees’ fees and expenses	4,236
Printing and postage expenses	31,939
Custodian fees	81,816
Registration and filing fees	33,988
Professional fees	22,758
Other	81,424

Total expenses	2,293,935
Less: Expense reductions	(2,495)
Expense reimbursements	(14,468)

Net expenses	2,276,972

Net investment income	10,877,751

Net realized and unrealized gains or losses on securities
Net realized losses on securities	(1,204,606)
Net change in unrealized gains or losses on securities	10,658,016

Net realized and unrealized gains or losses on securities	9,453,410

Net increase in net assets resulting from operations	$20,331,161

See Notes to Financial Statements

19

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended May 31,

	2003		2002

Operations
Net investment income		$10,877,751		$7,346,129
Net realized losses on securities		(1,204,606)		(186,045)
Net change in unrealized gains or losses on securities		10,658,016		1,318,425

Net increase in net assets resulting from operations		20,331,161		8,478,509

Distributions to shareholders from
Net investment income
Class A		(1,502,757)		(1,099,072)
Class B		(379,543)		(227,679)
Class C		(148,151)		(6)
Class I		(8,946,216)		(6,184,535)

Total distributions to shareholders		(10,976,667)		(7,511,292)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	3,607,546	36,633,146	4,280,252	42,860,806
Class B	938,015	9,531,319	698,725	7,005,485
Class C	1,340,499	13,634,878	101	1,000
Class I	19,083,818	193,853,293	9,176,706	91,844,780

		253,652,636		141,712,071

Net asset value of shares issued in reinvestment of distributions
Class A	82,897	843,868	71,388	715,189
Class B	21,144	215,220	13,944	139,700
Class C	9,724	99,250	0	0
Class I	110,088	1,120,536	104,674	1,048,970

		2,278,874		1,903,859

Automatic conversion of Class B shares to Class A shares
Class A	45,464	461,972	97,829	978,075
Class B	(45,464)	(461,972)	(97,829)	(978,075)

		0		0

Payment for shares redeemed
Class A	(2,319,282)	(23,524,902)	(2,041,127)	(20,431,724)
Class B	(233,234)	(2,370,924)	(98,389)	(985,542)
Class C	(52,517)	(537,068)	0	0
Class I	(9,203,865)	(93,529,186)	(3,735,558)	(37,388,354)

		(119,962,080)		(58,805,620)

Net increase in net assets resulting from capital share transactions		135,969,430		84,810,310

Total increase in net assets		145,323,924		85,777,527
Net assets
Beginning of period		227,213,256		141,435,729

End of period		$372,537,180		$227,213,256

Overdistributed net investment income		$(238,931)		$(140,015)

See Notes to Financial Statements

20

NOTES TO FINANCIAL STATEMENTS

1.  ORGANIZATION

Evergreen Short-Intermediate Municipal Bond Fund (the “Fund”) is a diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware business trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge and pay an ongoing distribution fee. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold with a front-end sales charge and are subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Both Class B and Class C shares pay a higher ongoing distribution fee than Class A. Class I shares are sold without a front-end sales charge or contingent deferred sales charge and do not pay a distribution fee.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a.  Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b.  When-issued and delayed delivery transactions

The Fund records when-issued securities no later than one business day after the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

21

NOTES TO FINANCIAL STATEMENTS continued

c.  Security transactions and investment income

Security transactions are recorded no later than one business day after the trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d.  Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e.  Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f.  Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3.  ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee of 0.40% of the Fund’s average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fees and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. Total amounts subject to recoupment as of May 31, 2003 were $14,468. During the year ended May 31, 2003, the investment advisor reimbursed expenses relating to Class A in the amount of $14,468, which represents 0.03% of the average daily net assets of Class A shares.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual administrative fee of 0.10% of the Fund’s average daily net assets.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the year ended May 31, 2003, the transfer agent fees were equivalent to an annual rate of 0.09% of the Fund’s average daily net assets.

22

NOTES TO FINANCIAL STATEMENTS continued

4.  DISTRIBUTION PLANS

Evergreen Distributor, Inc. (“EDI”), a wholly owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 1.00% of the average daily net assets for Class B and Class C shares. On March 20, 2003, the Trustees of the Fund approved an increase to the annual maximum allowable charge for servicing and distribution fees on Class A shares from 0.25% to 0.30% of the average daily net assets of Class A shares. This increase became effective on March 27, 2003. Prior to March 27, 2003, distribution fees for Class A shares of the Fund were limited to 0.10% of the average daily net assets of the class.

5.  SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $215,804,054 and $78,224,266, respectively, for the year ended May 31, 2003.

On May 31, 2003, the aggregate cost of securities for federal income tax purposes was $353,033,174. The gross unrealized appreciation and depreciation on securities based on tax cost was $14,889,239 and $75,953, respectively, with a net unrealized appreciation of $14,813,286.

As of May 31, 2003, the Fund had $4,185,766 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2008	2009	2010	2011

$317,634	$2,886,072	$47,173	$934,887

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. The Fund has incurred and will elect to defer post-October losses of $430,832.

6.  INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund, along with certain other funds in the Evergreen fund family may participate in an interfund lending program. This program allows the Fund to borrow from other participating funds. During the year ended May 31, 2003, the Fund did not participate in the interfund lending program.

7.  DISTRIBUTIONS TO SHAREHOLDERS

As of May 31, 2003, the components of distributable earnings on a tax basis were as follows:

Overdistributed Exempt-Interest Income	Unrealized Appreciation	Capital Loss Carryover and Post-October Loss

$238,931	$14,813,286	$4,616,598

23

NOTES TO FINANCIAL STATEMENTS continued

The tax character of distributions paid were as follows:

	Year Ended May 31,

	2003	2002

Ordinary Income	$4,026	$12,601
Exempt-Interest Income	10,972,641	7,498,691

8.  EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced. The Fund received expense reductions from expense offset arrangements of $2,495, which represents 0.00% of its average daily net assets.

9.  DEFERRED TRUSTEES’ FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10.  FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended May 31, 2003, the Fund had no borrowings under this agreement.

24

INDEPENDENT AUDITORS’ REPORT

Board of Trustees and Shareholders
Evergreen Municipal Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Short-Intermediate Municipal Bond Fund, a series of Evergreen Municipal Trust, as of May 31, 2003, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2003 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Short-Intermediate Municipal Bond Fund, as of May 31, 2003, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
July 3, 2003

25

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For the fiscal year ended May 31, 2003, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, other than alternative minimum tax is 99.96%.

26

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27

TRUSTEES AND OFFICERS

TRUSTEES(1)

Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None

Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund

Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None

Principal occupations: Sales Manager, SMI STEEL Co. – South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

Principal occupations: President, Richardson, Runden & Company (recruitment business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc.(executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None

Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

28

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None

Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director, Middlesex Mutual Assurance Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA(2) Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None

Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS

Dennis H. Ferro(3) President DOB: 6/20/1945 Term of office since: 2003	President and Chief Investment Officer, Evergreen Investment Management Company, LLC and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel(4) Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.

Michael H. Koonce(4) Secretary DOB: 4/20/1960 Term of office since: 2000

Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; Former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; Former Vice President and Counsel, Colonial Management Associates, Inc.

(1)

Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 115 Evergreen funds.

(2)

Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

(3)

The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

(4)

The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $229 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. From money market funds that meet short-term needs to international funds that involve greater risk but seek potentially higher returns, Evergreen provides a broad array of flexible investment options. Across all investment styles, we are committed to providing investors with investment excellence day after day, quarter after quarter and year after year.

*As of May 31, 2003

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fourth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2002, Evergreen Investments was ranked third overall.

566602 7/2003

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

Evergreen Offit National Municipal Bond Fund

Evergreen

OFFIT NATIONAL MUNICIPAL BOND FUND

Annual Report
as of May 31, 2003

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS

4	FUND AT A GLANCE

5	PORTFOLIO MANAGER COMMENTARY

6	FINANCIAL HIGHLIGHTS

10	SCHEDULE OF INVESTMENTS

13	STATEMENT OF ASSETS AND LIABILITIES

14	STATEMENTS OF OPERATIONS

15	STATEMENTS OF CHANGES IN NET ASSETS

17	NOTES TO FINANCIAL STATEMENTS

22	INDEPENDENT AUDITORS’ REPORT

23	ADDITIONAL INFORMATION

24	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen Investments(SM) is a service mark of Evergreen Investment Management Company, LLC. Copyright 2003.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc., 90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

July 2003

Dear Evergreen Shareholder,

We are pleased to provide the annual report for Evergreen Offit National Municipal Bond Fund, which covers the 5-month period ended May 31, 2003.

Investors in the municipal bond market have generally benefited from the uncertainty and events that have undermined other segments of the capital market. Uncertainty over the strength of the economic recovery and fears of war and terror, combined to challenge equity investments as well as certain segments of the fixed income market. While periodic strength in stocks competed with bonds for investment dollars, those investors employing proper diversification strategies managed to weather the volatility on a relative basis. Particularly in the municipal market, those investors who paid heed to maturity and quality during the volatility were able to manage risks effectively. While many other areas within the financial markets remained in turmoil, many municipal bond investors benefited from falling yields due in part to uncertain geopolitical risks, an uneven economic recovery, and continued volatility in the equity markets.

Several developments occurred over the past year and these trends may continue in coming months. First, the weaker than expected recovery has resulted in lower tax receipts for most municipalities, increasing the need for new debt issuance. Second, the increased supply was met by healthy demand for bonds that were suitable for a broad range of investment needs. Third, many investors exiting the equity markets

Dennis H. Ferro
President and Chief
Investment Officer

1

LETTER TO SHAREHOLDERS continued

placed their assets in less volatile securities. This enabled many tax-free bond funds to perform well.

So far 2003 has not offered compelling arguments for a surge in economic growth. Despite low rates and the tax law changes, investor sentiment remains guarded, as the just concluded war with Iraq and concerns over terrorism are keeping some investors on the sidelines. With the prospects for moderate economic growth, declining tax revenues, and many municipalities needing resources to fund programs, issuance could once again increase in the coming year. The degree of clarity on the geopolitical situation will determine whether or not this issuance is met with investor demand. If investors continue to underweight stocks, the increased issuance should not dilute opportunities within the municipal bond market. If investors sense an end to the global turmoil, demand may not satisfy supply.

Until economic growth improves in conjunction with the clarity on the geopolitical situation in the second half of the year, we expect interest rates to remain near 40-year lows. Unemployment rates in the range of 6% and global tensions should keep the Federal Reserve accommodative for the remainder of 2003. As the markets sense an improved outlook, though, interest rates could begin a gradual climb in the second half of the year. We believe those portfolios adopting long-term defensive strategies involving quality and yield should be adequately positioned for this scenario.

2

LETTER TO SHAREHOLDERS continued

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you can also access our quarterly online shareholder newsletter, Evergreen Events, through the “About Evergreen Investments” menu tab.

Thank you for your continuing support of Evergreen Investments.

Sincerely,

Dennis H. Ferro President and Chief Investment Officer Evergreen Investment Management Company, LLC

3

FUND AT A GLANCE

as of May 31, 2003

Michael Pietronico
Tax-Exempt Fixed
Income Team
Lead Manager

CURRENT INVESTMENT STYLE(2)

PERFORMANCE AND RETURNS(1)

Portfolio inception date: 10/20/1997

Class inception date	Class A 2/28/2002	Class B 11/8/2002	Class C 11/8/2002	Class I 10/20/1997

5-month return with sales charge	-0.79%	-1.18%	1.83%	N/A

5-month return w/o sales charge	4.14%	3.82%	3.82%	4.25%

Average annual returns*
1 year with sales charge	6.11%	6.13%	9.03%	N/A

1 year w/o sales charge	11.39%	11.13%	11.13%	11.78%

5 year	6.40%	7.08%	7.17%	7.50%

Since portfolio inception	6.63%	7.38%	7.32%	7.62%

*

Adjusted for maximum applicable sales charge, unless noted.

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen Offit National Municipal Bond Fund Class A shares,(1) versus a similar investment in the Lehman Brothers 5-Year Municipal Bond Index (LB5YMBI) and the Consumer Price Index (CPI).

The LB5YMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 4.14% for the 5-month period ended May 31, 2003, excluding any applicable sales charges. For the twelve-month period ended May 31, 2003, the fund’s Class A shares returned 11.39%, excluding sales charges. During the twelve-month period, the fund’s benchmark, Lehman Brothers 5-Year Municipal Bond Index, returned 8.88%. For the five-month period ended May 31, 2003, Lehman Brothers 5-Year Municipal Bond Index returned 3.21%

The following commentary references the fund’s activities for the five-month period ended May 31, 2003.

Municipal market rates continued their descent even in the face of a stronger stock market as investors sought the relative safety of municipal bonds. The fixed-income markets began to put more emphasis on the potential deflationary risks that are emerging globally.

We positioned the fund with a longer duration than our benchmark to take advantage of the substantial decline in interest rates.

We believe our overweightings of highly-rated general obligation bonds and essential purpose revenue bonds has served the fund well in these times of economic and political uncertainty.

We continue to believe that market interest rates will stay abnormally low for an extended period of time. The Federal Reserve is more concerned about potential deflation rather than any pickup in inflation.

(1) Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class A prior to 11/11/2002 is based on the performance of the Advisor shares of the fund’s predecessor fund, OFFIT National Municipal Fund, and prior to the Advisor shares inception on 2/28/2002, is based on the Select shares, the original class offered by the fund’s predecessor fund. Historical performance shown for Classes B and C prior to their inception is based on the performance of Class I. Historical performance for Class I prior to 11/11/2002 is based on the performance of the Select shares of the fund’s predecessor fund. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Advisor shares had a 0.25% 12b-1 fee. Class I and Select shares do not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower. The advisor is waiving a portion of its advisory fee and reimbursing a portion of the 12b-1 fee for Class A. Had the fees not been waived or reimbursed, returns would have been lower.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen Fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

(2) Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 03/31/2003.

The fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

The fund’s investment objective is nonfundamental and may be changed without the vote of the fund’s shareholders.

The fund’s yield will fluctuate, and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

All data is as of May 31, 2003, and subject to change.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

CLASS A	Year Ended May 31, 2003(1)		Year Ended December 31, 2002(2)(3)

Net asset value, beginning of period	$11.27		$10.80

Income from investment operations
Net investment income	0.12		0.30
Net realized and unrealized gains or losses on securities	0.34		0.58

Total from investment operations	0.46		0.88

Distributions to shareholders from
Net investment income	(0.11)		(0.30)
Net realized gains	(0.18)		(0.11)

Total distributions to shareholders	(0.29)		(0.41)

Net asset value, end of period	$11.44		$11.27

Total return(4)	4.14%		8.32%

Ratios and supplemental data
Net assets, end of period (thousands)	$13,068		$1,477
Ratios to average net assets
Expenses(5)	0.93	%(6)	0.75	%(6)
Net investment income	2.56	%(6)	3.03	%(6)
Portfolio turnover rate	73%		281%

(1)

For the five months ended May 31, 2003. The Fund changed its fiscal year end from December 31 to May 31, effective May 31, 2003.

(2)

For the period from February 28, 2002 (commencement of class operations), to December 31, 2002.

(3)

As of the close of business on November 8, 2002, Evergreen Offit National Municipal Bond Fund acquired the net assets of OFFIT National Municipal Fund (“OFFIT Fund”). OFFIT Fund was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to November 11, 2002, are those of Advisor shares of OFFIT Fund.

(4)

Excluding applicable sales charges

(5)

The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

(6)

Annualized

See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

CLASS B	Year Ended May 31, 2003(1)		Year Ended December 31, 2002(2)

Net asset value, beginning of period	$11.27		$11.17

Income from investment operations
Net investment income	0.08		0.04
Net realized and unrealized gains or losses on securities	0.35		0.10

Total from investment operations	0.43		0.14

Distributions to shareholders from
Net investment income	(0.08)		(0.04)
Net realized gains	(0.18)		0

Total distributions to shareholders	(0.26)		(0.04)

Net asset value, end of period	$11.44		$11.27

Total return(3)	3.82%		1.22%

Ratios and supplemental data
Net assets, end of period (thousands)	$1,082		$27
Ratios to average net assets
Expenses(4)	1.64	%(5)	1.57	%(5)
Net investment income	1.79	%(5)	2.16	%(5)
Portfolio turnover rate	73%		281%

(1)

For the five months ended May 31, 2003. The Fund changed its fiscal year end from December 31 to May 31, effective May 31, 2003.

(2)

For the period from November 8, 2002 (commencement of class operations), to December 31, 2002.

(3)

Excluding applicable sales charges

(4)

The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

(5)

Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

CLASS C	Year Ended May 31, 2003(1)		Year Ended December 31, 2002(2)

Net asset value, beginning of period	$11.27		$11.17

Income from investment operations
Net investment income	0.09		0.04
Net realized and unrealized gains or losses on securities	0.34		0.10

Total from investment operations	0.43		0.14

Distributions to shareholders from
Net investment income	(0.08)		(0.04)
Net realized gains	(0.18)		0

Total distributions to shareholders	(0.26)		(0.04)

Net asset value, end of period	$11.44		$11.27

Total return(3)	3.82%		1.22%

Ratios and supplemental data
Net assets, end of period (thousands)	$1,293		$539
Ratios to average net assets
Expenses(4)	1.63	%(5)	1.48	%(5)
Net investment income	1.79	%(5)	1.63	%(5)
Portfolio turnover rate	73%		281%

(1)

For the five months ended May 31, 2003. The Fund changed its fiscal year end from December 31 to May 31, effective May 31, 2003.

(2)

For the period from November 8, 2002 (commencement of class operations), to December 31, 2002.

(3)

Excluding applicable sales charges

(4)

The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

(5)

Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31, 2003(1)		Year Ended December 31,

CLASS I			2002(2)	2001	2000	1999	1998

Net asset value, beginning of period	$11.27		$10.61	$10.66	$10.04	$10.43	$10.19

Income from investment operations
Net investment income	0.13		0.34	0.36	0.47	0.41	0.40
Net realized and unrealized gains or losses on securities	0.34		0.80	0.35	0.62	(0.39)	0.29

Total from investment operations	0.47		1.14	0.71	1.09	0.02	0.69

Distributions to shareholders from
Net investment income	(0.12)		(0.37)	(0.36)	(0.47)	(0.41)	(0.40)
Net realized gains	(0.18)		(0.11)	(0.40)	0	0	(0.05)

Total distributions to shareholders	(0.30)		(0.48)	(0.76)	(0.47)	(0.41)	(0.45)

Net asset value, end of period	$11.44		$11.27	$10.61	$10.66	$10.04	$10.43

Total return	4.25%		10.96%	6.79%	11.21%	0.14%	6.91%

Ratios and supplemental data
Net assets, end of period (thousands)	$76,602		$86,542	$46,076	$25,745	$19,044	$29,735
Ratios to average net assets
Expenses(3)	0.64	%(4)	0.51%	0.50%	0.50%	0.50%	0.50%
Net investment income	2.81	%(4)	3.42%	3.26%	4.64%	3.96%	3.90%
Portfolio turnover rate	73%		281%	424%	370%	299%	226%

(1)

For the five months ended May 31, 2003. The Fund changed its fiscal year end from December 31 to May 31, effective May 31, 2003.

(2)

As of the close of business on November 8, 2002, Evergreen Offit National Municipal Bond Fund acquired the net assets of OFFIT National Municipal Fund (“OFFIT Fund”). OFFIT Fund was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to November 11, 2002, are those of Select shares of OFFIT Fund.

(3)

The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

(4)

Annualized

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

May 31, 2003

	Credit Rating ^	Principal Amount	Value

MUNICIPAL OBLIGATIONS 87.9%
AIRPORT 6.1%
Denver, CO City & Cnty. Arpt. RB, Ser. A, 6.00%, 11/15/2015	AAA	$2,400,000	$2,758,560
San Jose, CA Arpt. RRB, Ser. A, 5.00%, 03/01/2012 #	AAA	2,460,000	2,825,950

			5,584,510

EDUCATION 4.4%
New York Dormitory Auth. RB, 5.75%, 07/01/2008	AAA	2,500,000	2,941,925
University of California RB, Ser. Q, 4.00%, 09/01/2008	AAA	1,025,000	1,120,981

			4,062,906

GENERAL OBLIGATION-LOCAL 7.4%
Chicago, IL GO, Ser. B, 5.00%, 01/01/2009	AAA	350,000	396,127
Memphis, TN GO, 4.00%, 05/01/2012	AA	1,000,000	1,072,310
Ocean Cnty., NJ GO, Ser. A, 5.00%, 08/01/2006	Aa1	1,000,000	1,110,120
San Antonio, TX GO, 4.50%, 02/01/2009	AA+	3,795,000	4,207,554

			6,786,111

GENERAL OBLIGATION-STATE 20.8%
Illinois GO:
5.25%, 08/01/2008	AA	2,000,000	2,294,040
5.50%, 04/01/2011	AAA	250,000	293,822
Massachusetts GO, Ser. C, 5.375%, 12/01/2016	AAA	2,345,000	2,785,813
Minnesota GO, 5.00%, 10/01/2012	AAA	5,000,000	5,746,450
Missouri GO, Ser. A, 5.00%, 10/01/2009	AAA	5,000,000	5,790,000
North Carolina GO, Ser. A, 5.10%, 09/01/2017	AAA	700,000	825,552
Texas GO:
5.90%, 12/01/2014	AA	130,000	146,691
Ser. C, 5.60%, 06/01/2009	AA	415,000	471,502
Ser. C, 5.75%, 06/01/2011	AA	670,000	758,159

			19,112,029

HOUSING 2.2%
New York Hsg. Fin. Agcy. RB, Ser. A, 5.25%, 09/15/2017	AA	1,795,000	2,027,991

INDUSTRIAL DEVELOPMENT REVENUE 5.4%
Missouri Env. Impt. RB, 4.625%, 07/01/2011	Aaa	2,400,000	2,689,104
New York Env. Facs. PCRB:
Ser. B, 5.20%, 05/15/2014	AAA	1,000,000	1,170,177
Ser. G, 4.50%, 10/15/2011	AAA	1,000,000	1,113,890

			4,973,171

PORT AUTHORITY 1.2%
Port Oakland, CA RB, Ser. N, 5.00%, 11/01/2013	AAA	1,000,000	1,114,610

POWER 1.2%
Platte River, CO Pwr. Auth. RB, Ser. F, 5.00%, 06/01/2006	AA–	1,000,000	1,101,680

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

May 31, 2003

	Credit Rating ^	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
SALES TAX 14.1%
Nassau County, NY Interim Fin. Auth. RB, Ser. A, 5.00%, 11/15/2011	AAA	$3,355,000	$3,859,156
New York, NY City Transitional RB, Ser. A, 5.25%, 08/15/2009 ##	AA+	2,950,000	3,383,561
New York, NY Fin. Auth. RB, Ser. C, 5.375%, 02/15/2014	AA+	5,000,000	5,771,250

			13,013,967

SPECIAL TAX 1.3%
Los Angeles, CA Muni. Impt. Corp. Lease RB, Police Emergency, Ser. G, 5.25%, 09/01/2013	AAA	1,000,000	1,185,620

TRANSPORTATION 10.2%
Metropolitan Trans. Auth., NY RB, Ser. E, 5.00%, 11/15/2005	A	2,000,000	2,173,120
New York Hwy. & Bridge Auth. RB:
Ser. A, 5.125%, 04/01/2013	AAA	1,500,000	1,693,305
Ser. B, 5.375%, 04/01/2015	AAA	1,500,000	1,733,070
Triborough, NY Bridge & Tunnel Auth. RB, Ser. B, 5.25%, 11/15/2015	AA-	2,000,000	2,355,360
Wisconsin Trans. RB:
Ser. A, 5.50%, 07/01/2009	AA-	725,000	849,301
Ser. A, 5.50%, 07/01/2014	AAA	500,000	592,210

			9,396,366

UTILITY 3.4%
San Antonio, TX Elec. & Gas RB, 5.50%, 02/01/2012	AA+	2,770,000	3,159,600

WATER & SEWER 10.2%
California Dept. Wtr. Resources Proj. RB, Ser. Y, 5.25%, 12/01/2012	AAA	1,500,000	1,773,180
Greenville, SC Wtrwrks. RB:
5.00%, 02/01/2015	AAA	1,230,000	1,392,053
5.00%, 02/01/2016	AAA	1,335,000	1,498,003
Los Angeles, CA Dept. Wtr. RB, Ser. A, 5.25%, 07/01/2010	AAA	1,950,000	2,268,708
Michigan Muni. Bond Auth. RB, 5.375%, 10/01/2015	AAA	615,000	719,482
New York, NY Muni. Wtr. Fin. Auth. RB, Ser. G, 1.25%, 06/15/2024	AAA	900,000	900,000
Texas Wtr. Dev. Board RB, Sr. Lien, Ser. B, 5.75%, 07/15/2014	AAA	750,000	868,178

			9,419,604

Total Municipal Obligations			80,938,165

		Shares

SHORT-TERM INVESTMENTS 0.5%
MUTUAL FUND SHARES 0.5%
Evergreen Institutional Municipal Money Market Fund ø		460,952	460,952

Total Investments (cost $76,542,025) 88.4%			81,399,117
Other Assets and Liabilities 11.6%			10,645,433

Net Assets 100.0%			$92,044,550

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

May 31, 2003

^

Credit ratings are unaudited and rated by Moody’s Investors Service where Standard and Poor’s ratings are not available.

ø

Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

#

When-issued security

##

All or a portion of this security has been segregated for when-issued securities.

Summary of Abbreviations:

GO	General Obligation
PCRB	Pollution Control Revenue Bond
RB	Revenue Bond
RRB	Refunding Revenue Bond

The following table shows the percent of total investments invested by geographic location as of May 31, 2003 (unaudited):

New York	36.0%
California	12.7%
Texas	11.9%
Missouri	10.4%
Minnesota	7.1%
Colorado	4.8%
Illinois	3.7%
South Carolina	3.6%
Massachusetts	3.4%
Wisconsin	1.8%
New Jersey	1.4%
Tennessee	1.3%
North Carolina	1.0%
Michigan	0.9%

Total	100.0%

See Notes to Financial Statements

12

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2003

Assets
Identified cost of securities	$76,542,025
Net unrealized gains on securities	4,857,092

Market value of securities	81,399,117
Receivable for securities sold	13,030,483
Receivable for Fund shares sold	353,934
Interest receivable	885,537
Prepaid expenses and other assets	114,239

Total assets	95,783,310

Liabilities
Dividends payable	105,330
Payable for securities purchased	3,004,544
Payable for Fund shares redeemed	6,962
Due to custodian bank	600,297
Advisory fee payable	2,636
Distribution Plan expenses payable	498
Due to other related parties	753
Accrued expenses and other liabilities	17,740

Total liabilities	3,738,760

Net assets	$92,044,550

Net assets represented by
Paid-in capital	$86,737,019
Undistributed net investment income	54,886
Accumulated net realized gains on securities	395,553
Net unrealized gains on securities	4,857,092

Total net assets	$92,044,550

Net assets consists of
Class A	$13,067,782
Class B	1,081,813
Class C	1,293,056
Class I	76,601,899

Total net assets	$92,044,550

Shares outstanding
Class A	1,142,541
Class B	94,588
Class C	113,051
Class I	6,697,612

Net asset value per share
Class A	$11.44
Class A—Offering price (based on sales charge of 4.75%)	$12.01
Class B	$11.44
Class C	$11.44
Class C—Offering price (based on sales charge of 1.00%)	$11.56
Class I	$11.44

See Notes to Financial Statements

13

STATEMENTS OF OPERATIONS

	Year Ended May 31, 2003 (a)	Year Ended December 31, 2002

Investment income
Interest	$1,268,599	$2,667,846

Expenses
Advisory fee	128,721	238,286
Distribution Plan expenses
Class A	7,982	717
Class B	1,219	27
Class C	3,609	330
Administrative services fee	36,777	81,136
Transfer agent fees	3,101	20,690
Trustees’ fees and expenses	1,219	1,816
Printing and postage expenses	19,750	12,406
Custodian fees	7,787	19,532
Registration and filing fees	8,409	16,853
Professional fees	18,207	10,445
Other	16,110	22,772

Total expenses	252,891	425,010
Less: Expense reductions	(357)	(123)
Fee waivers and expense reimbursements	(4,278)	(77,451)

Net expenses	248,256	347,436

Net investment income	1,020,343	2,320,410

Net realized and unrealized gains or losses on securities
Net realized gains on securities	1,302,233	1,467,468
Net change in unrealized gains or losses on securities	1,424,877	3,246,312

Net realized and unrealized gains or losses on securities	2,727,110	4,713,780

Net increase in net assets resulting from operations	$3,747,453	$7,034,190

(a)

For the five months ended May 31, 2003. The Fund changed its fiscal year end from December 31 to May 31, effective May 31, 2003.

See Notes to Financial Statements

14

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended May 31, 2003 (a)		Year Ended December 31, 2002

Operations
Net investment income		$1,020,343		$2,320,410
Net realized gains on securities		1,302,233		1,467,468
Net change in unrealized gains or losses on securities		1,424,877		3,246,312

Net increase in net assets resulting from operations		3,747,453		7,034,190

Distributions to shareholders from
Net investment income
Class A		(65,068)		(8,840)
Class B		(1,887)		(61)
Class C		(5,837)		(637)
Class I		(877,268)		(2,326,269)
Net realized gains
Class A		(202,870)		(2,350)
Class B		(14,584)		0
Class C		(19,771)		0
Class I		(1,207,209)		(825,229)

Total distributions to shareholders		(2,394,494)		(3,163,386)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	1,025,220	11,560,541	130,093	1,424,646
Class B	97,512	1,112,527	2,354	25,986
Class C	206,397	2,316,927	136,774	1,519,577
Class I	812,699	9,145,180	5,387,731	59,167,559

		24,135,175		62,137,768

Net asset value of shares issued in reinvestment of distributions
Class A	13,913	158,669	1,008	11,191
Class B	1,372	15,663	2	23
Class C	2,038	23,236	31	347
Class I	92,613	1,053,619	129,559	1,430,143

		1,251,187		1,441,704

Payment for shares redeemed
Class A	(27,693)	(312,566)	0	0
Class B	(6,652)	(76,913)	0	0
Class C	(143,195)	(1,599,626)	(88,994)	(990,431)
Class I	(1,889,993)	(21,289,471)	(2,178,245)	(23,952,430)

		(23,278,576)		(24,942,861)

Net increase in net assets resulting from capital share transactions		2,107,786		38,636,611

Total increase in net assets		3,460,745		42,507,415
Net assets
Beginning of period		88,583,805		46,076,390

End of period		$92,044,550		$88,583,805

Undistributed (overdistributed) net investment income		$54,886		$(15,397)

(a)

For the five months ended May 31, 2003. The Fund changed its fiscal year end from December 31 to May 31, effective May 31, 2003.

See Notes to Financial Statements

15

STATEMENTS OF CHANGES IN NET ASSETS continued

Year Ended December 31, 2001

Operations
Net investment income	$1,165,806
Net realized gains on securities	1,579,404
Net change in unrealized gains or losses on securities	(609,191)

Net increase in net assets resulting from operations	2,136,019

Distributions to shareholders from
Net investment income — Class I	(1,165,806)
Net realized gains — Class I	(1,542,056)

Total distributions to shareholders	(2,707,862)

	Shares

Capital share transactions
Proceeds from shares sold — Class I	2,863,903	31,237,336
Net asset value of shares issued in reinvestment of distributions — Class I	172,089	1,846,244
Payment for shares redeemed — Class I	(1,108,464)	(12,179,957)

Net increase in net assets resulting from capital share transactions		20,903,623

Total increase in net assets		20,331,780
Net assets
Beginning of period		25,744,610

End of period		$46,076,390

Undistributed net investment income		$0

See Notes to Financial Statements

16

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Offit National Municipal Bond Fund (the “Fund”) is a non-diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware business trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

As of the close of business on November 8, 2002, the net assets of OFFIT National Municipal Fund (“OFFIT Fund”), a series of The OFFIT Investment Fund, Inc., were acquired by the Fund in exchange for shares of the Fund. Advisor shares and Select shares of OFFIT Fund received Class A and Class I shares of the Fund, respectively. As OFFIT Fund contributed the majority of the net assets and shareholders to the Fund, the accounting and performance history of OFFIT Fund have been carried forward.

The Fund offers Class A, Class B, Class C and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge and pay an ongoing distribution fee. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold with a front-end sales charge and are subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Both Class B and Class C shares pay a higher ongoing distribution fee than Class A. Class I shares are sold without a front-end sales charge or contingent deferred sales charge and do not pay a distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

17

NOTES TO FINANCIAL STATEMENTS continued

b. When-issued and delayed delivery transactions

The Fund records when-issued securities no later than one business day after the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Security transactions and investment income

Security transactions are recorded no later than one business day after the trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to utilization of earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee of 0.35% of the Fund’s average daily net assets. Prior to January 1, 2003, OFFITBANK Fund Advisors, a subsidiary of Wachovia, served as investment advisor to the Fund and was paid a fee at the same rate.

18

NOTES TO FINANCIAL STATEMENTS continued

From time to time, EIMC may voluntarily or contractually waive its fees and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. Total amounts subject to recoupment as of May 31, 2003 were $4,278.

During the five months ended May 31, 2003, EIMC waived its fees and reimbursed expenses relating to Class A in the amount of $4,170 and $108, respectively, which represents 0.01% of the Fund’s average daily net assets and 0.00% of the average daily net assets of Class A shares annualized, respectively.

During the year ended December 31, 2002, the investment advisor waived its fees in the amount of $61,622, which represented 0.09% of the Fund’s average daily net assets.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an administrative fee of 0.10% of the Fund’s average daily net assets.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

Prior to September 23, 2002, PFPC Inc., an indirect majority-owned subsidiary of The PNC Financial Services Group, Inc., provided administrative, fund accounting, transfer and dividend disbursing agent services for the Fund. For its administrative services, PFPC Inc. received a fee at an annual rate starting at 0.125% and declining to 0.0275% as average daily net assets increased.

For providing fund accounting services to the Fund, PFPC Inc. had received a fee of $1,250 per month plus out of pocket expenses. During the year ended December 31, 2002, PFPC Inc. waived its fees in the amount of $15,829, which represents 0.02% of the Fund’s average daily net assets.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. (“EDI”), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 1.00% of the average daily net assets for Class B and Class C shares. On March 20, 2003, the Trustees of the Fund approved an increase to the annual maximum allowable charge for servicing and distribution fees on Class A shares from 0.25% to 0.30% of the average daily net assets of Class A shares. This increase became effective on March 27, 2003.

19

NOTES TO FINANCIAL STATEMENTS continued

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were:

	Cost of Purchases	Proceeds from Sales

Year Ended May 31, 2003*	$61,187,050	$65,757,280
Year Ended December 31, 2002	212,403,783	176,467,019

*

For the five months ended May 31, 2003. The Fund changed its fiscal year end from December 31 to May 31, effective May 31, 2003.

On May 31, 2003, the aggregate cost of securities for federal income tax purposes was $76,542,025. The gross unrealized appreciation and depreciation on securities based on tax cost was $4,859,017 and $1,925, respectively, with a net unrealized appreciation of $4,857,092.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund, along with certain other funds in the Evergreen fund family may participate in an interfund lending program. This program allows the Fund to borrow from other participating funds. During the five months ended May 31, 2003, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of May 31, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Exempt-Interest Income	Unrealized Appreciation

$395,553	$54,886	$4,857,092

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to short-term capital gains, which are treated as ordinary income for income tax purposes.

The tax character of distributions paid were as follows:

	Year Ended May 31, 2003*	Year Ended December 31, 2002

Ordinary Income	$1,445,071	$389,880
Exempt-Interest Income	949,423	2,321,481
Long-Term Capital Gain	0	452,025

*

For the five months ended May 31, 2003. The Fund changed it fiscal year and from December 31 to May 31, effective May 31, 2003.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced. During the five months ended May 31, 2003 and the year ended December 31, 2002, the Fund received expense reductions of $357 and $123, respectively, which represents 0.00% (annualized) and 0.00%, respectively, of its average daily net assets.

20

NOTES TO FINANCIAL STATEMENTS continued

9. DEFERRED TRUSTEES’ FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the five months ended May 31, 2003, the Fund had no borrowings under this agreement.

11. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

12. REORGANIZATION

On May 30, 2003, shareholders of the Fund voted to approve the acquisition of the assets and identified liabilities of the Fund by Evergreen Intermediate Municipal Bond Fund in a tax-free exchange for shares of Evergreen Intermediate Municipal Bond Fund. As a result of this transaction, Class A, B, C and I shareholders of the Fund will become shareholders of Class A , B, C and I shares, respectively, of Evergreen Intermediate Municipal Bond Fund. Upon the distribution of shares of Evergreen Intermediate Municipal Bond Fund to shareholders of the Fund, the Fund will be liquidated and terminated. This transaction will occur on or about July 11, 2003.

21

INDEPENDENT AUDITORS’ REPORT

Board of Trustees and Shareholders
Evergreen Municipal Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Offit National Municipal Bond Fund, a series of Evergreen Municipal Trust, as of May 31, 2003, and the related statements of operations for each of the years or periods in the year then ended and statements of changes in net assets and the financial high-light for each of the years or periods in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years in the three-year period ended December 31, 2000 were audited by other auditors whose report thereon, dated February 15, 2001, express an unqualified on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2003 by correspondence with the custodian. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Offit National Municipal Bond Fund, as of May 31, 2003, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts July 3, 2003

22

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For the fiscal year ended May 31, 2003, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, other than alternative minimum tax is 99.94%.

SPECIAL MEETING OF SHAREHOLDERS

On May 30, 2003, a Special Meeting of Shareholders for the Fund was held to consider a number of proposals. On February 28, 2003, the record date for the meeting, the Fund had $88,660,947 of net assets outstanding. On May 30, 2003, $24,695,678 of net assets were represented at the meeting, which represented 27.85% of the net assets of the Fund.

Proposal 1—The proposed reorganization of the Fund into Evergreen Intermediate Municipal Bond Fund, a series of Evergreen Select Fixed Income Trust, a Delaware business trust:

Net assets voted “For”	$24,380,999
Net assets voted “Against”	$314,679
Net assets voted “Abstain”	$0

Proposal 2—To consider and vote upon such other matters as may properly come before said meeting or any adjourments thereof:

Net assets voted “For”	$24,380,999
Net assets voted “Against”	$23,942
Net assets voted “Abstain”	$290,737

23

TRUSTEES AND OFFICERS

TRUSTEES(1)

Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None

Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund

Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None

Principal occupations: Sales Manager, SMI STEEL Co.–South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

Principal occupations: President, Richardson, Runden & Company (recruitment business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None

Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

24

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None

Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director, Middlesex Mutual Assurance Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA(2) Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None

Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS

Dennis H. Ferro(3) President DOB: 6/20/1945 Term of office since: 2003	President and Chief Investment Officer, Evergreen Investment Management Company, LLC and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel(4) Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.

Michael H. Koonce(4) Secretary DOB: 4/20/1960 Term of office since: 2000

Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; Former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; Former Vice President and Counsel, Colonial Management Associates, Inc.

(1)

Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 115 Evergreen funds.

(2)

Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

(3)

The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

(4)

The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $229 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. From money market funds that meet short-term needs to international funds that involve greater risk but seek potentially higher returns, Evergreen provides a broad array of flexible investment options. Across all investment styles, we are committed to providing investors with investment excellence day after day, quarter after quarter and year after year.

*As of May 31, 2003

Visit us online at Evergreen Investments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fourth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2002, Evergreen Investments was ranked third overall.

566604 7/2003

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

Item 2 - Code of Ethics
Not applicable at this time. Applicable for annual reports filed for fiscal years ending on or after July 15, 2003.

Item 3 - Audit Committee Financial Expert

Not applicable at this time. Applicable for annual reports filed for fiscal years ending on or after July 15, 2003.

Items 4 — Principal Accountant Fees and Services

Not applicable at this time. Applicable for annual reports filed for the first fiscal year ending after December 15, 2003.

Items 5 — Audit Committee of Listed Registrants

If applicable, not applicable at this time. Applicable for annual reports covering periods ending on or after the compliance date for the listing standards applicable to the particular issuer. Listed issuers must be in compliance with the new listing rules by the earlier of the registrant’s first annual shareholders meeting after January 15, 2004 or October 31, 2004.

Item 6 — [Reserved]

Item 7 — Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

If applicable, not applicable at this time. Applicable for annual reports filed on or after July 1, 2003.

Item 8 — [Reserved]

Item 9 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There were no significant changes in the Registrant's internal controls or other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Municipal Trust

By: _______________________

Dennis H. Ferro,

Principal Executive Officer

Date: July 31, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________

Dennis H. Ferro,

Principal Executive Officer

Date: July 31, 2003

By: ________________________

Carol A. Kosel

Principal Financial Officer

Date: July 31, 2003